UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21137
                                                     ---------------------

                     Nuveen Quality Preferred Income Fund 2
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: December 31
                                           ------------------

                  Date of reporting period: June 30, 2005
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                 SEMIANNUAL REPORT June 30, 2005


Nuveen Investments
Closed-End
Exchange-Traded
Funds


                                            NUVEEN QUALITY PREFERRED INCOME FUND
                                                                             JTP

                                          NUVEEN QUALITY PREFERRED INCOME FUND 2
                                                                             JPS

                                          NUVEEN QUALITY PREFERRED INCOME FUND 3
                                                                             JHP

Photo of: Man, woman and child at the beach.
Photo of: A child.

HIGH CURRENT INCOME FROM A PORTFOLIO OF INVESTMENT-GRADE PREFERRED SECURITIES


Logo: NUVEEN Investments

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Photo of: Man and child
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

Photo of: Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

Chairman's
     LETTER TO SHAREHOLDERS

I am pleased to report that for the period ended June 30, 2005, your Fund continued to provide you with attractive monthly income from a diversified portfolio of quality preferred securities. For more details about the management strategy and performance of your Fund, please see the Portfolio Managers' Comments and Performance Overview sections of this report.

As you'll see as you review this report, we continue to believe that your Fund provides a valuable source of regular monthly income, and that it also may provide



"WE CONTINUE TO BELIEVE THAT YOUR FUND PROVIDES A VALUABLE SOURCE OF REGULAR MONTHLY INCOME, AND THAT IT ALSO MAY PROVIDE AN OPPORTUNITY TO REDUCE THE OVERALL RISK OF YOUR ENTIRE INVESTMENT PORTFOLIO."



an opportunity to reduce the overall risk of your entire investment portfolio. This is because the price of your Fund's shares may move differently than the prices of other investments that you may own. Your financial advisor can explain the advantages of portfolio diversification in more detail. I urge you to contact him or her soon for more information on this important investment strategy.

I also urge you to consider receiving future Fund reports and other Fund information faster by using e-mail and the Internet. Sign up is quick and easy - see the inside front cover of this report for step-by-step instructions.

Earlier in 2005, The St. Paul Travelers Companies, Inc., which owned 79% of Nuveen Investments, Inc. (the parent of your Fund's investment adviser), sold a substantial portion of its stake in Nuveen. More recently, St. Paul sold the balance of its shares in Nuveen to us or to others. Please be assured that these transactions only affect Nuveen's corporate structure, and they do not have any impact on the investment objectives or management of your Fund.

For more than 100 years, Nuveen has specialized in offering quality investments such as your Fund to those seeking to accumulate and preserve wealth. Our mission continues to be to assist you and your financial advisor by offering the investment solutions and services that can help you secure your long-term financial goals. We thank you for choosing us as a partner as you work toward that objective.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

August 15, 2005

Nuveen Closed-End Exchange-Traded Funds (JTP, JPS, JHP)


The Nuveen Quality Preferred Income Funds are subadvised by a team of specialists at Spectrum Asset Management, an affiliate of Principal CapitalSM. Mark Lieb, Bernie Sussman and Phil Jacoby, who have more than 50 years of combined experience in the preferred securities markets, lead the team. Here Mark, Bernie and Phil talk about their management strategy and the performance of each Fund for the six-month period ended June 30, 2005.


WHAT WAS YOUR OVERALL MANAGEMENT STRATEGY FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2005?

In a surprisingly strong bond market, our focus for this six-month period was on trying to maintain Fund income levels as much as possible without sacrificing quality. Contrary to what many market observers predicted, intermediate- and long-term interest rates dropped significantly during the first six months of 2005 at the same time as the Federal Reserve was raising short-term rates. As might be expected in this type of environment, a number of the Funds' higher coupon issues were called away and the proceeds generally had to be reinvested at lower current rates.

As the period progressed, we tried to turn some of this yield curve flattening to our advantage by shortening the durations - and therefore reducing the interest rate risk - of the Funds. We did this by purchasing securities with shorter effective maturities, since the flatter yield curve meant that we would give up less income to buy these less risky investments. Helping this process, certain sectors of both the $1000 par capital securities market and the $25 par listed securities market also afforded opportunities to reinvest in ways that provided more yield for a given level of interest rate risk.

Generally, as intermediate- and long-term bonds rallied during this reporting period, $25 par issues tended to lag behind. This was especially true during the first three months of 2005, when the $25 par sector experienced one of its worst quarters ever, both on an absolute basis as well as relative to the general fixed-income markets. While this hurt the overall performance of the Funds, it also meant that many $25 par securities were available at yields that were the most attractive relative to the corporate bond market since 2001. To take advantage of this situation, we reallocated a small percentage of each Fund's portfolios into the $25 par sector by selling some $1000 par capital securities.

Other parts of the preferred market that appeared very attractive to us were Dividends Received Deduction (DRD) and the Qualified Dividend Income (QDI) issues. Due to a recent change by Moody's in how they would evaluate an issuer's preferred securities, there was a large amount of issuance of this type of paper during this reporting period. In nearly all cases, the new issues were priced attractively to the current market and at levels that allowed investors to buy without giving up much income relative to fully taxable securities. Even though the Funds do not emphasize tax-advantaged income to either individuals or corporations as an objective, we increased our concentration in these types of issues since we believed that we were getting the tax advantages for little or no cost. Moreover, we believed that there were potential total return benefits that existed if these types of preferred investments ever begin to trade at levels that reflect their tax benefits.


HOW DID THE FUNDS PERFORM OVER THE SIX-MONTHS ENDED JUNE 30, 2005?

The performance of each Fund, as well as the performance of several widely followed market indexes, is shown in the nearby chart.


TOTAL RETURN ON NET ASSET VALUE*
For periods ended June 30, 2005
                                    6-MONTH          1-YEAR
--------------------------------------------------------------------------------
JTP                                 2.33%            11.99%
--------------------------------------------------------------------------------
JPS                                 2.40%            12.01%
--------------------------------------------------------------------------------
JHP                                 2.07%            11.68%
--------------------------------------------------------------------------------
Lehman Brothers
Aggregate Bond Index1               2.52%            6.81%
--------------------------------------------------------------------------------
Merrill Lynch Preferred Stock
Hybrid Securities Index2            -0.54%           8.00%
--------------------------------------------------------------------------------

*Six-month returns are cumulative; one-year returns are annualized.

Past performance does not guarantee future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that a shareholder may have to pay on Fund distributions or upon the sale of Fund shares.

For more information, please see the individual Performance Overview pages in this report.


For the six months ended June 30, 2005, all three Funds underperformed the unleveraged, unmanaged Lehman Brothers Aggregate Bond Index and outperformed the Merrill Lynch Preferred Stock Hybrid Securities Index.



1 The Lehman Brothers Aggregate Bond Index is an unmanaged index that includes all investment-grade, publicly issued, fixed-rate, dollar-denominated, nonconvertible debt issues and commercial mortgage backed securities with maturities of at least one year and outstanding par values of $150 million or more. Index returns do not include the effects of any sales charges or management fees. It is not possible to invest directly in an index.

2 The Merrill Lynch Preferred Stock Hybrid Securities Index is an unmanaged index of investment-grade, exchange-traded preferred stocks with outstanding market values of at least $30 million and at least one year to maturity.

Helping the performance of the Funds during this period was the decision to focus on some of the recent DRD and QDI issuance. These purchases produced positive results quickly as many of these offerings traded immediately to premiums. The Funds also benefited from the trades that took profits on a number of $1000 par capital security positions such as Centaur, Abbey National and KN Energy, with the proceeds then reinvested in both fully taxable and QDI $25 par securities. All three Funds also were helped by the profits resulting from the liquidation of a number of convertible securities positions during the period. We sold our positions in Ameren, Keyspan, Public Service Enterprise and Alltel at significant gains after having enjoyed book yields of 8% or more from these issues over the past couple of years.

On the other hand, auto industry securities were a bad news story during the six month period. As of June 30, 2005, we had liquidated all of our holdings in GM and Delphi, and most of our holdings in Ford. In hindsight, we wish we had acted more quickly. The bonds and preferred securities of these issuers traded down considerably as market share concerns and unfunded pension and healthcare obligations took center stage in the press. Rating agency downgrades followed and even though most of our investments were in the senior debt of these companies, prices of all securities of these companies dropped as investors reacted to the unfavorable news.

In addition, the underperformance of the $25 par sector relative to both the $1000 par capital securities sector and the general bond market hurt the performance of the Funds. We believed this to be a temporary phenomenon, and we actually increased our concentrations in this sector. While we believe this may help the Funds over the longer term, it did constrain their performance over this six month period.

                        Distribution and Share Price
                                INFORMATION



Each of these Funds uses financial leverage in an effort to enhance its dividend-paying capabilities. While this strategy adds volatility to a Fund's net asset value and share price, it generally enhances the amount of income the Fund has to distribute to its common shareholders. The extent of this benefit is tied in part to the short-term rates these Funds pay their FundPreferredTM shareholders. As short-term rates rose through this reporting period, the Funds paid higher dividends to their FundPreferred shareholders. As a result, the leveraging strategy - while still beneficial - did not provide as much income enhancement as it did before short-term interest rates began to rise. Over this reporting period JTP and JHP announced two reductions in their monthly distribution to shareholders, while JPS announced three distribution reductions.

Each of these Funds seeks to pay stable distributions at rates that reflect each Fund's past results and projected future performance. During certain periods, each Fund may pay distributions at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in distributions, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's NAV. Conversely, if a Fund has cumulatively paid distributions in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. Each Fund will, over time, pay all of its net investment income in distributions to shareholders. As of June 30, 2005, each of the Funds in this report had positive UNII balances for both financial statement and tax purposes.

In addition, due to normal portfolio management activity, common shareholders of the following Funds received capital gains and/or net ordinary income distributions at the end of December 2004 as follows:

             LONG-TERM CAPITAL GAINS                    ORDINARY INCOME
                         (PER SHARE)                        (PER SHARE)
--------------------------------------------------------------------------------
JPS                          $0.1587                            $0.0300
--------------------------------------------------------------------------------
JHP                          $0.0588                                 --
--------------------------------------------------------------------------------

The relatively large distributions from JPS represented important parts of this Fund's total return for this period. Generally, these types of distributions were generated by bond calls or by sales of appreciated securities that occurred in the course of normal portfolio management activities. The proceeds of these calls or sales then were reinvested in securities paying lower, current interest rates. On balance, this had a slight negative impact on the Funds' earning power and was a minor factor in the reductions noted above.

As of June 30, 2005, the Funds' shares were trading at discounts to their NAVs as shown in the accompanying chart:

                             6/30/05                    6-MONTH AVERAGE
                            DISCOUNT                           DISCOUNT
--------------------------------------------------------------------------------
JTP                           -4.63%                             -6.31%
--------------------------------------------------------------------------------
JPS                           -6.35%                             -7.54%
--------------------------------------------------------------------------------
JHP                           -2.09%                             -3.05%
--------------------------------------------------------------------------------

Nuveen Quality Preferred Income Fund
JTP

Performance
      OVERVIEW  As of June 30, 2005


Pie Chart:
PORTFOLIO ALLOCATION
(as a % of  total investments)
$25 Par (or similar) Securities                 52.8%
Capital Preferred Securities                    43.3%
Convertible Preferred Securities                 2.6%
Repurchase Agreements                            1.1%
Corporate Bonds                                  0.2%

Bar Chart:
2004-2005 MONTHLY DIVIDENDS PER SHARE
Jul                            0.101
Aug                            0.101
Sep                            0.101
Oct                            0.101
Nov                            0.101
Dec                            0.097
Jan                            0.097
Feb                            0.097
Mar                            0.097
Apr                            0.097
May                            0.097
Jun                           0.0935

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
7/1//04                       13.6
                              13.69
                              13.89
                              13.88
                              13.92
                              13.9
                              13.99
                              13.71
                              13.72
                              13.77
                              13.83
                              13.87
                              13.82
                              13.65
                              13.64
                              13.74
                              13.69
                              13.58
                              13.72
                              13.86
                              13.96
                              13.96
                              14.04
                              14.13
                              14.13
                              14.01
                              14.1
                              14.16
                              14.2
                              14.13
                              14.2
                              14.26
                              14.27
                              14.3
                              14.36
                              14.44
                              14.38
                              14.37
                              14.2
                              14.27
                              14.46
                              14.46
                              14.5
                              14.6
                              14.55
                              14.48
                              14.54
                              14.55
                              14.54
                              14.59
                              14.55
                              14.5
                              14.56
                              14.55
                              14.56
                              14.57
                              14.59
                              14.61
                              14.67
                              14.58
                              14.62
                              14.58
                              14.7
                              14.61
                              14.6
                              14.56
                              14.57
                              14.65
                              14.69
                              14.69
                              14.75
                              14.79
                              14.77
                              14.7
                              14.63
                              14.65
                              14.62
                              14.63
                              14.68
                              14.63
                              14.64
                              14.58
                              14.62
                              14.67
                              14.72
                              14.8
                              14.85
                              14.92
                              14.94
                              14.97
                              14.63
                              14.22
                              14.47
                              14.52
                              14.55
                              14.49
                              14.57
                              14.59
                              14.71
                              14.7
                              14.73
                              14.75
                              14.75
                              14.77
                              14.86
                              14.74
                              14.65
                              14.6
                              14.42
                              14.55
                              14.66
                              14.6
                              14.52
                              14.49
                              14.51
                              14.36
                              14.15
                              13.96
                              13.81
                              13.61
                              13.65
                              13.83
                              13.83
                              13.73
                              13.71
                              13.74
                              13.82
                              13.93
                              14
                              13.99
                              13.99
                              14.03
                              14.11
                              14.14
                              14.27
                              14.28
                              14.2
                              14.16
                              14.18
                              14.24
                              14.24
                              14.25
                              14.23
                              14.27
                              14.25
                              14.19
                              14.21
                              14.25
                              14.35
                              14.44
                              14.49
                              14.54
                              14.65
                              14.74
                              14.67
                              14.67
                              14.6
                              14.49
                              14.28
                              14.27
                              14.22
                              14.27
                              14.17
                              14
                              14.03
                              14.18
                              14.25
                              14.34
                              14.29
                              14.24
                              14.21
                              14.17
                              14.19
                              14.2
                              14.1
                              14.09
                              13.85
                              13.65
                              13.51
                              13.32
                              13.3
                              13.16
                              12.96
                              12.85
                              13.02
                              12.95
                              12.63
                              12.68
                              13.08
                              13.2
                              13.14
                              13.17
                              12.97
                              13.02
                              13.09
                              13.13
                              13.14
                              13.17
                              12.96
                              12.87
                              12.88
                              13.1
                              13.06
                              13.03
                              13
                              13.02
                              13.1
                              13.21
                              13.27
                              13.33
                              13.43
                              13.43
                              13.4
                              13.45
                              13.4
                              13.38
                              13.31
                              13.33
                              13.42
                              13.38
                              13.44
                              13.43
                              13.49
                              13.49
                              13.49
                              13.55
                              13.62
                              13.75
                              13.84
                              13.82
                              13.86
                              13.86
                              13.89
                              14.03
                              14
                              14.02
                              13.92
                              13.92
                              13.98
                              13.99
                              13.93
                              13.75
                              13.83
                              13.8
                              13.8
                              13.83
                              13.85
                              13.86
                              14
                              14.02
                              14.04
                              13.99
                              13.99
                              13.96
6/30/05                       14

PORTFOLIO STATISTICS
------------------------------------
Common Share Price            $14.00
------------------------------------
Common Share
Net Asset Value               $14.68
------------------------------------
Premium/(Discount) to NAV     -4.63%
------------------------------------
Latest Dividend               $.0935
------------------------------------
Market Yield                   8.01%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $946,257
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Commercial Banks               28.6%
------------------------------------
Insurance                      17.5%
------------------------------------
Real Estate                    16.3%
------------------------------------
Diversified Financial Services 10.7%
------------------------------------
Capital Markets                 8.4%
------------------------------------
Thrifts & Mortgage Finance      4.6%
------------------------------------
Repurchase Agreements           1.1%
------------------------------------
Other                          12.8%
------------------------------------

TOP FIVE ISSUERS
(EXCLUDING REPURCHASE AGREEMENTS)
(as a % of total investments)
------------------------------------
Wachovia Corporation            3.4%
------------------------------------
JPMorgan Chase & Company        3.1%
------------------------------------
ING Groep NV                    3.0%
------------------------------------
HSBC Holdings Public
Limited Company                 2.6%
------------------------------------
Zurich Financial Services       2.5%
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 6/25/02)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    4.23%         2.33%
------------------------------------
1-Year         13.01%        11.99%
------------------------------------
Since
Inception       6.09%         9.37%
------------------------------------

Nuveen Quality Preferred Income Fund 2
JPS

Performance
      OVERVIEW  As of June 30, 2005


Pie Chart:
PORTFOLIO ALLOCATION
(as a % of  total investments)
$25 Par (or similar) Securities                 54.7%
Capital Preferred Securities                    40.9%
Convertible Preferred Securities                 2.7%
Repurchase Agreements                            1.5%
Corporate Bonds                                  0.2%

Bar Chart:
2004-2005 MONTHLY DIVIDENDS PER SHARE1
Jul                            0.105
Aug                            0.105
Sep                            0.105
Oct                            0.105
Nov                            0.105
Dec                            0.102
Jan                            0.102
Feb                            0.102
Mar                            0.099
Apr                            0.099
May                            0.099
Jun                            0.096

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
7/1//04                       14.2
                              14.32
                              14.33
                              14.31
                              14.46
                              14.48
                              14.65
                              14.47
                              14.44
                              14.43
                              14.6
                              14.55
                              14.47
                              14.34
                              14.45
                              14.43
                              14.25
                              14.24
                              14.45
                              14.52
                              14.61
                              14.61
                              14.73
                              14.7
                              14.72
                              14.61
                              14.77
                              14.8
                              14.89
                              14.8
                              14.88
                              14.87
                              14.82
                              14.85
                              14.9
                              14.92
                              14.88
                              14.84
                              14.81
                              14.81
                              14.96
                              15.02
                              15.01
                              15.1
                              15.06
                              14.95
                              15.04
                              15.09
                              15.09
                              15.06
                              15.12
                              15.01
                              15.04
                              15.06
                              15.13
                              15.16
                              15.15
                              15.13
                              15.09
                              15.11
                              15.06
                              15.13
                              15.19
                              15.07
                              15
                              15.06
                              15.09
                              15.13
                              15.13
                              15.12
                              15.13
                              15.19
                              15.24
                              15.15
                              15.12
                              15.15
                              15.18
                              15.21
                              15.2
                              15.13
                              15.09
                              15.06
                              15.13
                              15.25
                              15.31
                              15.33
                              15.33
                              15.41
                              15.54
                              15.64
                              15.07
                              14.72
                              14.93
                              15.12
                              15.06
                              15.03
                              15.11
                              15.16
                              15.2
                              15.27
                              15.26
                              15.16
                              15.18
                              15.22
                              15.23
                              15.06
                              14.94
                              14.95
                              14.77
                              14.8
                              14.92
                              14.94
                              14.92
                              14.88
                              14.94
                              14.8
                              14.66
                              14.54
                              14.36
                              14.3
                              14.36
                              14.55
                              14.59
                              14.5
                              14.4
                              14.41
                              14.35
                              14.36
                              14.4
                              14.48
                              14.58
                              14.54
                              14.78
                              14.85
                              14.84
                              14.84
                              14.76
                              14.81
                              14.79
                              14.88
                              14.96
                              14.95
                              14.95
                              14.98
                              14.94
                              14.94
                              15.04
                              15.04
                              15.03
                              15.09
                              15.16
                              15.16
                              15.26
                              15.37
                              15.31
                              15.31
                              15.3
                              15.12
                              14.86
                              14.92
                              14.9
                              14.85
                              14.72
                              14.65
                              14.82
                              14.93
                              14.97
                              15.05
                              15.06
                              14.94
                              14.8
                              14.69
                              14.73
                              14.8
                              14.55
                              14.5
                              14.24
                              13.99
                              13.83
                              13.58
                              13.77
                              13.6
                              13.4
                              13.2
                              13.25
                              13.31
                              13.08
                              13.12
                              13.49
                              13.63
                              13.65
                              13.6
                              13.47
                              13.63
                              13.57
                              13.69
                              13.6
                              13.68
                              13.47
                              13.33
                              13.37
                              13.46
                              13.67
                              13.55
                              13.55
                              13.47
                              13.44
                              13.54
                              13.62
                              13.75
                              13.9
                              13.9
                              13.95
                              13.97
                              14.05
                              14
                              14
                              13.94
                              14.01
                              13.94
                              13.96
                              13.92
                              13.92
                              13.97
                              13.97
                              13.99
                              14.07
                              14.08
                              14.17
                              14.23
                              14.32
                              14.31
                              14.32
                              14.37
                              14.4
                              14.44
                              14.4
                              14.49
                              14.48
                              14.44
                              14.32
                              14.25
                              14.22
                              14.08
                              14.2
                              14.29
                              14.31
                              14.25
                              14.37
                              14.36
                              14.41
                              14.25
                              14.25
                              14.38
6/30/05                       14.45


PORTFOLIO STATISTICS
------------------------------------
Common Share Price            $14.45
------------------------------------
Common Share
Net Asset Value               $15.43
------------------------------------
Premium/(Discount) to NAV     -6.35%
------------------------------------
Latest Dividend               $.0960
------------------------------------
Market Yield                   7.97%
------------------------------------
Net Assets Applicable to
Common Shares ($000)      $1,844,588
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Commercial Banks               26.1%
------------------------------------
Insurance                      20.2%
------------------------------------
Real Estate                    13.8%
------------------------------------
Diversified Financial Services  9.9%
------------------------------------
Capital Markets                 9.4%
------------------------------------
Thrifts & Mortgage Finance      4.5%
------------------------------------
Electric Utilities              3.8%
------------------------------------
Repurchase Agreements           1.5%
------------------------------------
Other                          10.8%
------------------------------------

TOP FIVE ISSUERS
(EXCLUDING REPURCHASE AGREEMENTS)
(as a % of total investments)
------------------------------------
Wachovia Corporation            3.4%
------------------------------------
JPMorgan Chase & Company        3.1%
------------------------------------
ING Groep NV                    3.0%
------------------------------------
EverestRe Group                 2.6%
------------------------------------
Sun Life Financial Services
of Canada                       2.5%
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 9/24/02)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    4.57%         2.40%
------------------------------------
1-Year         13.17%        12.01%
------------------------------------
Since
Inception       7.60%        11.72%
------------------------------------

1 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2004 of $0.1887 per share.

Nuveen Quality Preferred Income Fund 3
JHP

Performance
      OVERVIEW  As of June 30, 2005


Pie Chart:
PORTFOLIO ALLOCATION
(as a % of  total investments)
$25 Par (or similar) Securities                 58.4%
Capital Preferred Securities                    38.0%
Convertible Preferred Securities                 2.5%
Repurchase Agreements                            0.9%
Corporate Bonds                                  0.2%

Bar Chart:
2004-2005 MONTHLY DIVIDENDS PER SHARE1
Jul                            0.103
Aug                            0.103
Sep                            0.103
Oct                            0.103
Nov                            0.103
Dec                              0.1
Jan                              0.1
Feb                              0.1
Mar                              0.1
Apr                              0.1
May                              0.1
Jun                           0.0965

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
7/1//04                       13.71
                              13.89
                              14.1
                              14.11
                              14.25
                              14.28
                              14.45
                              14.36
                              14.31
                              14.27
                              14.37
                              14.3
                              14.32
                              14.16
                              14.23
                              14.22
                              14.15
                              14.24
                              14.35
                              14.34
                              14.34
                              14.34
                              14.44
                              14.43
                              14.47
                              14.42
                              14.49
                              14.46
                              14.54
                              14.39
                              14.42
                              14.52
                              14.61
                              14.6
                              14.64
                              14.57
                              14.57
                              14.6
                              14.51
                              14.53
                              14.61
                              14.68
                              14.87
                              14.91
                              14.92
                              14.89
                              14.91
                              14.98
                              14.98
                              14.88
                              14.95
                              14.98
                              14.95
                              14.93
                              14.92
                              15
                              14.93
                              14.97
                              14.94
                              14.86
                              14.97
                              14.95
                              14.95
                              14.94
                              14.82
                              14.88
                              14.89
                              14.93
                              14.93
                              14.93
                              14.95
                              14.95
                              15.02
                              14.92
                              14.97
                              14.91
                              14.87
                              14.88
                              14.92
                              14.9
                              14.91
                              14.9
                              14.84
                              14.93
                              14.94
                              14.99
                              15
                              15.09
                              15.09
                              15.19
                              14.93
                              14.66
                              14.85
                              14.85
                              14.9
                              14.89
                              14.94
                              14.99
                              14.92
                              15
                              14.96
                              15
                              15.01
                              15.03
                              15.06
                              15
                              14.86
                              14.82
                              14.72
                              14.77
                              14.87
                              14.83
                              14.82
                              14.83
                              14.93
                              14.72
                              14.62
                              14.49
                              14.3
                              14.25
                              14.21
                              14.23
                              14.23
                              14.29
                              14.22
                              14.3
                              14.32
                              14.38
                              14.44
                              14.42
                              14.48
                              14.42
                              14.47
                              14.46
                              14.55
                              14.68
                              14.77
                              14.78
                              14.71
                              14.74
                              14.72
                              14.84
                              14.85
                              14.85
                              14.85
                              14.75
                              14.89
                              15.02
                              15
                              15.08
                              15.15
                              15.14
                              15.27
                              15.28
                              15.32
                              15.3
                              15.3
                              15.14
                              15.05
                              15.06
                              15.02
                              14.93
                              14.79
                              14.6
                              14.61
                              14.66
                              14.86
                              14.95
                              14.92
                              14.85
                              14.8
                              14.86
                              14.86
                              14.93
                              14.77
                              14.75
                              14.45
                              14.37
                              14.16
                              14.06
                              13.96
                              13.9
                              13.81
                              13.6
                              13.39
                              13.51
                              13.35
                              13.39
                              13.69
                              14.15
                              14.1
                              14.06
                              13.99
                              13.93
                              13.9
                              13.82
                              13.85
                              13.91
                              13.88
                              13.68
                              13.7
                              13.81
                              13.99
                              14
                              14.08
                              13.89
                              13.93
                              14.11
                              14.15
                              14.27
                              14.39
                              14.39
                              14.43
                              14.47
                              14.45
                              14.4
                              14.45
                              14.38
                              14.35
                              14.3
                              14.17
                              14.3
                              14.18
                              14.2
                              14.45
                              14.31
                              14.28
                              14.21
                              14.27
                              14.35
                              14.22
                              14.4
                              14.5
                              14.61
                              14.63
                              14.49
                              14.41
                              14.45
                              14.69
                              14.5
                              14.47
                              14.65
                              14.74
                              14.56
                              14.47
                              14.6
                              14.51
                              14.54
                              14.52
                              14.54
                              14.55
                              14.49
                              14.42
                              14.54
6/30/05                       14.53


PORTFOLIO STATISTICS
------------------------------------
Common Share Price            $14.53
------------------------------------
Common Share
Net Asset Value               $14.84
------------------------------------
Premium/(Discount) to NAV     -2.09%
------------------------------------
Latest Dividend               $.0965
------------------------------------
Market Yield                   7.97%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $350,887
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Commercial Banks               24.3%
------------------------------------
Insurance                      22.8%
------------------------------------
Real Estate                    12.9%
------------------------------------
Diversified Financial Services 11.2%
------------------------------------
Capital Markets                 9.9%
------------------------------------
Thrifts & Mortgage Finance      4.2%
------------------------------------
Consumer Finance                2.9%
------------------------------------
Repurchase Agreements           0.9%
------------------------------------
Other                          10.9%
------------------------------------

TOP FIVE ISSUERS
(EXCLUDING REPURCHASE AGREEMENTS)
(as a % of total investments)
------------------------------------
Wachovia Corporation            3.8%
------------------------------------
ING Groep NV                    3.3%
------------------------------------
JPMorgan Chase & Company        3.0%
------------------------------------
Union Planters Corporation      2.5%
------------------------------------
Zurich Financial Services       2.5%
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 12/18/02)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    4.80%         2.07%
------------------------------------
1-Year         17.06%        11.68%
------------------------------------
Since
Inception       7.36%        10.12%
------------------------------------

1 The Fund also paid shareholders a capital gains distribution in December 2004 of $0.0588 per share.

                        Shareholder
                               MEETING REPORT

The annual shareholder meeting was held on March 22, 2005, in Chicago at Nuveen's headquarters.

                                                JTP                               JPS                             JHP
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
  WAS REACHED AS FOLLOWS:
                                      Common and                       Common and                        Common and
                                       Preferred       Preferred        Preferred         Preferred       Preferred        Preferred
                                   shares voting   shares voting    shares voting     shares voting   shares voting    shares voting
                                        together        together         together          together        together         together
                                      as a class      as a class       as a class        as a class      as a class       as a class
====================================================================================================================================
Robert P. Bremner
   For                                62,271,854              --      115,370,348                --      23,058,314               --
   Withhold                              764,305              --          945,001                --         129,506               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                              63,036,159              --      116,315,349                --      23,187,820               --
====================================================================================================================================
Lawrence H. Brown
   For                                62,265,166              --      115,377,065                --      23,061,631               --
   Withhold                              770,993              --          938,284                --         126,189               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                              63,036,159              --      116,315,349                --      23,187,820               --
====================================================================================================================================
Jack B. Evans
   For                                62,285,293              --      115,397,150                --      23,066,361               --
   Withhold                              750,866              --          918,199                --         121,459               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                              63,036,159              --      116,315,349                --      23,187,820               --
====================================================================================================================================
William C. Hunter
   For                                62,287,700              --      115,368,108                --      23,068,201               --
   Withhold                              748,459              --          947,241                --         119,619               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                              63,036,159              --      116,315,349                --      23,187,820               --
====================================================================================================================================
David J. Kundert
   For                                62,283,388              --      115,371,707                --      23,068,562               --
   Withhold                              752,771              --          943,642                --         119,258               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                              63,036,159              --      116,315,349                --      23,187,820               --
====================================================================================================================================
William J. Schneider
   For                                        --          16,654               --            30,040              --            6,082
   Withhold                                   --              39               --               150              --                4
------------------------------------------------------------------------------------------------------------------------------------
   Total                                      --          16,693               --            30,190              --            6,086
====================================================================================================================================
Timothy R. Schwertfeger
   For                                        --          16,654               --            30,039              --            6,082
   Withhold                                   --              39               --               151              --                4
------------------------------------------------------------------------------------------------------------------------------------
   Total                                      --          16,693               --            30,190              --            6,086
====================================================================================================================================

                        Shareholder
                               MEETING REPORT (continued)

                                                              JTP                            JPS                          JHP
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
  WAS REACHED AS FOLLOWS:
                                      Common and                       Common and                        Common and
                                       Preferred       Preferred        Preferred         Preferred       Preferred        Preferred
                                   shares voting   shares voting    shares voting     shares voting   shares voting    shares voting
                                        together        together         together          together        together         together
                                      as a class      as a class       as a class        as a class      as a class       as a class
====================================================================================================================================
Judith M. Stockdale
   For                                62,278,191              --      115,374,498                --      23,065,451               --
   Withhold                              757,968              --          940,851                --         122,369               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                              63,036,159              --      116,315,349                --      23,187,820               --
====================================================================================================================================

Eugene S. Sunshine
   For                                62,287,681              --      115,388,082                --      23,066,898               --
   Withhold                              748,478              --          927,267                --         120,922               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                              63,036,159              --      116,315,349                --      23,187,820               --
====================================================================================================================================

                        Nuveen Quality Preferred Income Fund (JTP)
                        Portfolio of
                               INVESTMENTS June 30, 2005 (Unaudited)
                                                                                            RATINGS*
                                                                                       -------------------                   MARKET
       SHARES   DESCRIPTION(1)                                          COUPON         MOODY'S         S&P                    VALUE
------------------------------------------------------------------------------------------------------------------------------------
                $25 PAR (OR SIMILAR) SECURITIES - 77.0% (52.8% OF TOTAL INVESTMENTS)


                AUTOMOBILES - 0.1%

       5,300    Daimler Chrysler (CORTS)                                7.250%              A3         BBB          $       135,150
      25,801    Ford Motor Company, Series F (CORTS)                    8.000%            Baa3         BB+                  607,614

------------------------------------------------------------------------------------------------------------------------------------
                CAPITAL MARKETS - 5.5%

       1,250    ABN AMRO North America, Series L, 144A                  6.460%              A3         N/R                1,297,656
      60,900    Bear Stearns Capital Trust III                          7.800%              A2         BBB                1,577,310
      31,300    BNY Capital Trust V, Series F                           5.950%              A1          A-                  787,195
     228,095    Compass Capital Trust III                               7.350%              A3        BBB-                5,930,470
      30,700    First Union Capital II, Series II (CORTS)               7.500%              A1          A-                  806,489
      11,300    First Union Institutional Capital II (CORTS)            8.200%              A1          A-                  311,428
       8,700    Goldman Sachs Capital I, Series A (CORTS)               6.000%              A1          A-                  217,065
       6,500    Goldman Sachs Group Inc. (CORTS)                        6.300%              A3          A-                  161,850
         500    Goldman Sachs Group Inc. (SATURNS)                      5.750%             Aa3          A+                   11,950
      81,500    JPMorgan Chase Capital Trust IX, Series I               7.500%              A1          A-                2,119,815
     108,549    Lehman Brothers Holdings Capital Trust III, Series K    6.375%              A2        BBB+                2,730,007
      63,400    Lehman Brothers Holdings Capital Trust IV, Series L     6.375%              A2        BBB+                1,614,798
      13,200    Lehman Brothers Holdings Capital Trust V, Series M      6.000%              A2        BBB+                  328,812
     103,420    Lehman Brothers Holdings Capital Trust VI, Series N     6.240%              A2        BBB+                2,595,842
      35,000    Lehman Brothers Holdings Inc., Series C                 5.940%             N/R        BBB+                1,776,250
      50,000    Lehman Brothers Holdings Inc., Series F                 6.500%              A3        BBB+                1,297,500
      81,600    Merrill Lynch Capital Trust                             7.000%              A1          A-                2,145,264
      71,800    Merrill Lynch Preferred Capital Trust IV                7.120%              A1          A-                1,899,110
      88,600    Merrill Lynch Preferred Capital Trust V                 7.280%              A1          A-                2,371,822
     196,100    Merrill Lynch Preferred Capital Trust                   7.750%              A1          A-                5,137,820
     178,400    Morgan Stanley Capital Trust II                         7.250%              A1          A-                4,616,992
     226,700    Morgan Stanley Capital Trust III                        6.250%              A1          A-                5,699,238
     249,095    Morgan Stanley Capital Trust IV                         6.250%              A1          A-                6,264,739
      10,800    Morgan Stanley Capital Trust V                          5.750%              A1          A+                  256,500
       3,400    Morgan Stanley (PPLUS)                                  7.050%             Aa3          A+                   88,230

------------------------------------------------------------------------------------------------------------------------------------
                COMMERCIAL BANKS - 10.1%

      24,800    Abbey National plc, Series B                            7.250%              A1          A-                  639,840
      68,500    Abbey National plc, Series B                            7.375%              A2           A                1,835,800
     130,000    ABN AMRO Capital Fund Trust V                           5.900%              A2           A                3,162,900
      28,000    ABN AMRO Capital Trust Fund VII                         6.080%              A2           A                  695,800
     103,100    ASBC Capital I                                          7.625%            Baa1        BBB-                2,732,150
       7,200    BAC Capital Trust I                                     7.000%             Aa3           A                  185,832
      64,500    BAC Capital Trust II                                    7.000%             Aa3           A                1,680,225
      80,000    BAC Capital Trust III                                   7.000%             Aa3           A                2,097,600
     185,450    Banco Santander                                         6.410%              A2        BBB+                4,682,613
      52,300    Banco Totta & Acores Finance, Series A                  8.875%              A3         N/R                1,392,488
      66,000    Banesto Holdings, Series A, 144A                       10.500%              A2         N/R                2,058,375
      59,400    Bank One Capital Trust VI                               7.200%              A1          A-                1,549,152
     198,900    Chittenden Capital Trust I                              8.000%            Baa1         BB+                5,246,982
     116,800    Cobank ABC, 144A                                        7.000%             N/R         N/R                6,436,731
     133,700    Comerica Capital Trust I                                7.600%              A3        BBB+                3,436,090
      33,900    Fleet Capital Trust VII                                 7.200%             Aa3           A                  873,264
       3,800    KeyCorp Capital Trust V                                 5.875%              A3         BBB                   94,202
      62,900    KeyCorp (PCARS)                                         7.500%              A3         N/R                1,629,110
      18,500    KeyCorp, Series 2001-7 (CORTS)                          7.750%              A3         BBB                  487,105
      31,300    KeyCorp, Series B (CORTS)                               8.250%              A3         BBB                  799,402
      64,900    National Commerce Capital Trust II                      7.700%              A1          A-                1,693,241
      55,300    National Westminster Bank plc, Series A                 7.875%             Aa2          A+                1,432,270


                                       13

                        Nuveen Quality Preferred Income Fund (JTP) (continued)
                             Portfolio of INVESTMENTS June 30, 2005 (Unaudited)


                                                                                            RATINGS*
                                                                                       -------------------                   MARKET
       SHARES   DESCRIPTION(1)                                          COUPON         MOODY'S         S&P                    VALUE
------------------------------------------------------------------------------------------------------------------------------------
                COMMERCIAL BANKS (continued)

     200,000    PFCI Capital Corporation                                7.750%              A3          A-          $     5,500,000
       5,000    PNC Capital Trust                                       6.125%              A3         BBB                  126,400
      30,900    Regions Finance Trust I                                 8.000%              A2        BBB+                  790,422
      13,500    Royal Bank of Scotland Group plc, Series L              5.750%              A1           A                  328,320
      27,400    Royal Bank of Scotland Group plc, Series M              6.400%              A1           A                  706,098
     216,762    Royal Bank of Scotland Group plc, Series N              6.350%              A1           A                5,499,252
      23,500    SunTrust Capital Trust IV                               7.125%              A1          A-                  606,300
      79,000    SunTrust Capital Trust V                                7.050%              A1          A-                2,044,520
     175,000    USB Capital Trust III                                   7.750%             Aa3          A-                4,539,500
     423,005    USB Capital Trust IV                                    7.350%             Aa3          A-               11,048,891
      46,800    USB Capital Trust V                                     7.250%             Aa3          A-                1,216,800
      36,700    VNB Capital Trust I                                     7.750%            Baa1         BBB                  954,200
      28,500    Washington Mutual Capital Trust I, Series 2001-22,      7.650%            Baa1         BBB                  736,725
                  Class A-1 (CORTS)
       6,236    Well Fargo Capital Trust IX                             5.625%             Aa2           A                  152,907
      25,500    Wells Fargo Capital Trust IV                            7.000%             Aa2           A                  664,785
     179,700    Wells Fargo Capital Trust V                             7.000%             Aa2           A                4,643,448
      15,900    Wells Fargo Capital Trust VI                            6.950%             Aa2          A-                  415,785
      15,900    Wells Fargo Capital Trust VII                           5.850%             Aa2           A                  397,500
     379,250    Zions Capital Trust B                                   8.000%            Baa1        BBB-               10,144,938

------------------------------------------------------------------------------------------------------------------------------------
                COMPUTERS & PERIPHERALS - 0.0%

       1,800    IBM Inc., Trust Certificates, Series 2001-2             7.100%              A1          A+                   46,422
       1,400    IBM Trust II (CORTS)                                    7.125%              A1          A+                   36,120

------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER FINANCE - 0.2%

      60,300    Household Capital Trust VI                              8.250%              A2        BBB+                1,563,579
      25,400    Household Capital Trust VII                             7.500%              A2        BBB+                  664,464

------------------------------------------------------------------------------------------------------------------------------------
                DIVERSIFIED FINANCIAL SERVICES - 7.6%

      17,000    BBVA Preferred Capital Ltd., Series B                   7.750%              A1          A-                  438,090
      32,476    CIT Group Incorporated (CORTS)                          7.750%              A3        BBB+                  894,714
       5,000    Citigroup Capital Trust IX                              6.000%             Aa2           A                  125,650
     237,600    Citigroup Capital Trust VII                             7.125%             Aa2           A                6,163,344
     272,700    Citigroup Capital Trust VIII                            6.950%             Aa2           A                6,992,028
      51,500    Citigroup Capital Trust XI                              6.000%             Aa2           A                1,293,680
      66,300    Citigroup Inc., Series H                                6.231%             Aa3         N/R                3,538,431
      39,400    Citigroup Inc., Series M                                5.864%             Aa3           A                2,009,400
       3,000    General Electric Capital Corporation (CORTS)            6.000%             Aaa         AAA                   75,720
       2,000    General Electric Capital Corporation                    5.875%             N/R         AAA                   50,720
       7,400    General Electric Capital Corporation                    6.100%             Aaa         AAA                  191,660
       1,800    Goldman Sachs Group Inc., Series 2004-04 (SATURNS)      6.000%              A1          A-                   44,424
     569,000    ING Group NV                                            7.050%             N/R          A-               14,879,350
   1,015,458    ING Group NV                                            7.200%              A2          A-               26,757,318
      32,600    JPM Capital Trust I, Series 2001-1, Class A-1 (CORTS)   7.850%              A1          A-                  855,424
      73,600    JPMorgan Chase Capital Trust X                          7.000%              A1         N/R                1,913,600
      90,106    JPMorgan Chase Capital Trust XI                         5.875%              A1          A-                2,212,102
      68,900    JPMorgan Chase Capital Trust XVI                        6.350%              A1          A-                1,745,926
      20,000    JPMorgan Chase Trust, Series 2002-6, Class A (SATURNS)  7.125%              A1          A-                  527,200
      46,000    Merrill Lynch Capital Trust II                          8.000%              A1          A-                1,230,500

------------------------------------------------------------------------------------------------------------------------------------
                DIVERSIFIED TELECOMMUNICATION SERVICES - 0.4%

       3,300    BellSouth Capital Funding (CORTS)                       7.100%              A1           A                   86,691
       1,400    BellSouth Corporation (CORTS)                           7.000%             Aa3           A                   35,784
      14,800    BellSouth Corporation, Series 2001-3 (SATURNS)          7.125%              A2           A                  378,584
       5,900    BellSouth Inc. (CORTS)                                  7.000%              A2           A                  153,105
      83,200    SBC Communications Inc.                                 7.000%              A2           A                2,130,752
       1,600    Verizon Communications (CORTS)                          7.625%              A2          A+                   42,000
       5,000    Verizon Communications, Series 2004-1 (SATURNS)         6.125%              A2          A+                  124,150
      23,700    Verizon New England Inc., Series B                      7.000%              A2         N/R                  619,992
      18,500    Verizon South Inc., Series F                            7.000%              A2          A+                  477,855


                                       14

                                                                                            RATINGS*
                                                                                       -------------------                   MARKET
       SHARES   DESCRIPTION(1)                                          COUPON         MOODY'S         S&P                    VALUE
------------------------------------------------------------------------------------------------------------------------------------

                ELECTRIC UTILITIES - 3.5%

      77,740    DTE Energy Trust I                                      7.800%            Baa3         BB+          $     2,034,456
      95,305    Entergy Louisiana Inc.                                  7.600%            Baa1          A-                2,497,944
     293,196    Georgia Power Company                                   5.700%             Aaa         AAA                7,461,838
     118,651    Georgia Power Company                                   5.900%              A2           A                3,003,057
       2,100    Gulf Power Capital Trust III                            7.375%              A3        BBB+                   54,915
     251,073    Interstate Power and Light Company, Series B            8.375%            Baa3        BBB-                8,511,375
       1,800    National Rural Utilities Cooperative Finance            7.600%              A3        BBB+                   46,206
                  Corporation
      17,800    National Rural Utilities Cooperative Finance            7.400%              A3        BBB+                  462,800
                  Corporation
     143,743    National Rural Utilities Cooperative Finance            5.950%              A3        BBB+                3,528,172
                  Corporation
       7,000    Tennessee Valley Authority, Series D                    6.750%             Aaa         AAA                  179,130
     187,000    Virginia Power Capital Trust                            7.375%            Baa1        BBB-                4,959,240

------------------------------------------------------------------------------------------------------------------------------------
                FOOD PRODUCTS - 0.7%

      64,000    Dairy Farmers of America Inc., 144A                     7.875%             Ba1        BBB-                6,708,000

------------------------------------------------------------------------------------------------------------------------------------
                GAS UTILITIES - 0.1%

      32,300    AGL Capital Trust II                                    8.000%            Baa2         BBB                  836,247

------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIAL CONGLOMERATES - 0.1%
      19,400    General Electric Company, Series GE (CORTS)             6.800%             Aaa         AAA                  512,160

------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - 14.5%

     673,500    Ace Ltd., Series C                                      7.800%            Baa2        BBB-               18,049,800
   1,102,550    Aegon NV                                                6.375%              A3          A-               27,861,439
       1,800    Allstate Corporation (PCARS)                            7.150%              A2          A-                   46,233
      10,500    AMBAC Financial Group Inc.                              7.000%             Aa2          AA                  275,730
      21,500    AMBAC Financial Group Inc.                              5.950%             Aa2          AA                  549,110
       1,800    AMBAC Financial Group Inc.                              5.875%             Aa2          AA                   45,414
      18,700    American General Capital III                            8.050%             Aa3          A+                  483,021
     202,000    Delphi Financial Group Inc.                             8.000%            Baa3         BBB                5,413,600
     271,600    EverestRe Capital Trust II                              6.200%            Baa1         BBB                6,461,364
      79,400    EverestRe Group Limited                                 7.850%            Baa1         BBB                2,115,216
       2,000    Financial Security Assurance Holdings                   6.875%             Aa2          AA                   51,760
       1,400    Financial Security Assurance Holdings                   5.600%             Aa2          AA                   34,902
     189,777    Hartford Capital Trust III, Series C                    7.450%            Baa1         BBB                4,890,553
      50,700    Hartford Life Capital Trust II, Series B                7.625%            Baa1         BBB                1,310,088
      79,200    Lincoln National Capital Trust V, Series E              7.650%            Baa1         BBB                2,066,328
      31,500    Lincoln National Capital Trust VI                       6.750%            Baa1         BBB                  823,725
      24,427    MBIA Inc.                                               8.000%             Aa2          AA                  625,331
       1,900    MetLife Inc.                                            5.875%              A2           A                   47,766
     556,700    MetLife Inc., Series B                                  6.500%            Baa1         BBB               14,017,706
     250,000    PartnerRe Limited, Series C                             6.750%            Baa1        BBB+                6,375,000
      67,300    PartnerRe Limited, Series D                             6.500%            Baa1        BBB+                1,681,154
     113,800    PartnerRe Limited                                       7.900%              A3        BBB+                2,954,248
      79,400    PLC Capital Trust III                                   7.500%            Baa1        BBB+                2,061,224
     410,200    PLC Capital Trust IV                                    7.250%            Baa1        BBB+               10,747,240
     264,165    Prudential plc                                          6.750%            Baa1           A                6,934,331
      61,100    RenaissanceRe Holdings Ltd., Series B                   7.300%            Baa2        BBB+                1,602,653
      13,900    RenaissanceRe Holdings Ltd., Series C                   6.080%            Baa2        BBB+                  334,295
     125,650    RenaissanceRe Holdings Ltd., Series A                   8.100%            Baa2        BBB+                3,297,056
      40,000    Safeco Capital Trust I (CORTS)                          8.700%            Baa2        BBB-                1,072,400
      34,300    Safeco Capital Trust I, Series 2001-4 (CORTS)           8.750%            Baa2        BBB-                  908,607
       2,000    Safeco Capital Trust III (CORTS)                        8.072%            Baa2        BBB-                   54,080
      62,500    Torchmark Capital Trust I                               7.750%            Baa1          A-                1,655,000
      17,800    W.R. Berkley Capital Trust, Series 2002-1, (CBTCS)      8.125%            Baa3        BBB-                  185,832
       4,600    W.R. Berkley (CORTS)                                    8.250%            Baa3        BBB-                  120,198
     391,854    XL Capital Ltd., Series A                               8.000%            Baa1        BBB+               10,423,316
      75,200    XL Capital Ltd., Series B                               7.625%            Baa1        BBB+                1,973,248

------------------------------------------------------------------------------------------------------------------------------------
                IT SERVICES - 0.1%

      28,700    Vertex Industries Inc. (PPLUS)                          7.625%              A2          A+                  753,949


                                       15

                        Nuveen Quality Preferred Income Fund (JTP) (continued)
                             Portfolio of INVESTMENTS June 30, 2005 (Unaudited)
                                                                                            RATINGS*
                                                                                       -------------------                   MARKET
       SHARES   DESCRIPTION(1)                                          COUPON         MOODY'S         S&P                    VALUE
------------------------------------------------------------------------------------------------------------------------------------

                MEDIA - 0.3%

       5,300    The Walt Disney Company                                 7.000%            Baa1          A-          $       138,807
     123,700    Viacom Inc.                                             7.300%              A3        BBB+                3,133,321

------------------------------------------------------------------------------------------------------------------------------------
                MULTI-UTILITIES & UNREGULATED POWER - 0.7%

      96,200    Dominion CNG Capital Trust I                            7.800%            Baa1        BBB-                2,518,516
      59,100    Dominion Resources Capital Trust II                     8.400%            Baa2        BBB-                1,526,553
      98,300    Energy East Capital Trust I                             8.250%            Baa3        BBB-                2,580,375

------------------------------------------------------------------------------------------------------------------------------------
                OIL & GAS - 1.8%

     531,632    Nexen Inc.                                              7.350%            Baa3         BB+               14,019,136
     108,500    TransCanada Pipeline                                    8.250%              A3         BBB                2,810,150

------------------------------------------------------------------------------------------------------------------------------------
                PHARMACEUTICALS - 0.1%

      23,000    Bristol Myers Squibb Company (CORTS)                    6.250%              A1          A+                  598,000
       5,500    Bristol-Myers Squibb Company Trust (CORTS)              6.800%              A1          A+                  143,605

------------------------------------------------------------------------------------------------------------------------------------
                REAL ESTATE - 23.8%

      49,658    AMB Property Corporation, Series M                      6.750%            Baa2        BBB-                1,276,211
      13,400    AvalonBay Communities, Inc., Series H                   8.700%            Baa2         BBB                  375,200
     409,400    BRE Properties, Series B                                8.080%            Baa3        BBB-               10,808,160
      17,800    BRE Properties, Series C                                6.750%            Baa3        BBB-                  446,068
      42,644    BRE Properties, Series D                                6.750%            Baa3        BBB-                1,067,166
     541,048    CarrAmerica Realty Corporation, Series E                7.500%            Baa3        BBB-               13,996,912
     385,100    Developers Diversified Realty Corporation, Series H     7.375%             Ba1        BBB-                9,758,434
      46,200    Developers Diversified Realty Corporation, Series G     8.000%             Ba1        BBB-                1,201,200
      56,500    Developers Diversified Realty Corporation, Series F     8.600%             Ba1        BBB-                1,495,555
     156,800    Duke Realty Corporation, Series L                       6.600%            Baa2         BBB                3,924,704
     157,779    Duke-Weeks Realty Corporation, Series B                 7.990%            Baa2         BBB                8,298,197
      10,800    Duke-Weeks Realty Corporation, Series I                 8.450%            Baa2         BBB                  277,128
   1,097,400    Equity Office Properties Trust, Series G                7.750%            Baa3         BBB               29,322,528
      24,700    Equity Residential Properties Trust, Series D           8.600%            Baa2         BBB                  657,761
      30,400    Equity Residential Properties Trust                     9.125%            Baa2         BBB                  770,032
      10,600    First Industrial Realty Trust Inc., Series C            8.625%            Baa3        BBB-                  285,246
      19,000    Firstar Realty LLC, 144A                                8.875%             Aa3           A               26,053,750
      57,900    Harris Preferred Capital Corporation, Series A          7.375%              A1           A                1,461,975
       2,200    HRPT Properties Trust, Series A                         9.875%            Baa3        BBB-                   57,376
   1,019,610    HRPT Properties Trust, Series B                         8.750%            Baa3        BBB-               27,611,039
      22,000    New Plan Excel Realty Trust, Series D                   7.800%            Baa3        BBB-                1,132,314
     416,000    New Plan Excel Realty Trust, Series E                   7.625%             N/R        BBB-               10,811,840
      10,000    Prologis Trust, Series F                                6.750%            Baa2         BBB                  254,400
     107,000    Prologis Trust, Series G                                6.750%            Baa2         BBB                2,726,360
     328,400    PS Business Parks Inc.                                  7.000%             Ba1        BBB-                8,078,640
      57,000    PS Business Parks Inc., Series I                        6.875%             Ba1        BBB-                1,396,500
     240,000    PS Business Parks Inc., Series L                        7.600%             Ba1        BBB-                6,145,200
       2,700    Public Storage Inc.                                     7.125%            Baa2        BBB+                   70,362
      64,800    Public Storage Inc., Series C                           6.600%            Baa2        BBB+                1,632,960
      90,000    Public Storage Inc., Series D                           6.180%            Baa2        BBB+                2,151,900
       2,900    Public Storage Inc., Series E                           6.750%            Baa2        BBB+                   73,051
      25,100    Public Storage Inc., Series Q                           8.600%            Baa2        BBB+                  645,572
     107,000    Public Storage Inc., Series R                           8.000%            Baa2        BBB+                2,782,000
     202,600    Public Storage Inc., Series S                           7.875%            Baa2        BBB+                5,251,392
      11,500    Public Storage Inc., Series T                           7.625%            Baa2        BBB+                  298,310
      40,680    Public Storage Inc., Series U                           7.625%            Baa2        BBB+                1,063,782
     345,600    Public Storage Inc., Series V                           7.500%            Baa2        BBB+                9,089,280
       6,971    Public Storage Inc., Series X                           6.450%            Baa2        BBB+                  173,926
      91,200    Realty Income Corporation                               7.375%            Baa3        BBB-                2,389,440
      47,500    Regency Centers Corporation                             7.450%            Baa3        BBB-                1,222,888
      21,200    Regency Centers Corporation                             7.250%            Baa3        BBB-                  543,780
      20,500    Simon Property Group, Inc., Series F                    8.750%            Baa2        BBB-                  539,765
     176,600    Simon Property Group, Inc., Series G                    7.890%            Baa2         BBB                9,497,548
      13,600    United Dominion Realty Trust                            8.600%            Baa3        BBB-                  362,168
     323,633    Vornado Realty Trust, Series G                          6.625%            Baa3        BBB-                8,042,280


                                       16

                                                                                            RATINGS*
                                                                                       -------------------                   MARKET
       SHARES   DESCRIPTION(1)                                          COUPON         MOODY'S         S&P                    VALUE
------------------------------------------------------------------------------------------------------------------------------------

                REAL ESTATE (continued)

     319,300    Wachovia Preferred Funding Corporation                  7.250%              A2        BBB+          $     9,163,910
       2,000    Weingarten Realty Trust, Preferred Securities           6.750%            Baa1          A-                   52,020
       2,500    Weingarten Realty Trust, Series E                       6.950%            Baa1          A-                   65,900

------------------------------------------------------------------------------------------------------------------------------------
                SPECIALTY RETAIL - 0.1%

      40,000    Sherwin Williams Company, Series III (CORTS)            7.250%              A2           A                1,064,000

------------------------------------------------------------------------------------------------------------------------------------
                THRIFTS & MORTGAGE FINANCE - 5.0%

       5,600    Countrywide Capital Trust II, Series II (CORTS)         8.000%            Baa1        BBB+                  146,384
     795,520    Countrywide Capital Trust IV                            6.750%            Baa1        BBB+               20,651,699
     214,900    Fannie Mae                                              0.000%             Aa3         AA-               11,973,970
     110,300    Fannie Mae                                              3.780%             Aa3         AA-                5,482,462
      58,300    Federal Home Loan Mortgage Corporation                  6.000%             Aa3         AA-                3,011,192
      65,600    Federal Home Loan Mortgage Corporation                  6.140%             Aa3         N/R                3,288,200
      58,600    Federal Home Loan Mortgage Corporation                  5.100%             Aa3         AA-                2,531,520

------------------------------------------------------------------------------------------------------------------------------------
                U.S. AGENCY - 0.1%

      19,000    Federal Home Loan Mortgage Corporation                  5.300%             Aa3         AA-                  846,688

------------------------------------------------------------------------------------------------------------------------------------
                WIRELESS TELECOMMUNICATION SERVICES - 2.2%

     355,846    Telephone and Data Systems Inc.                         7.600%            Baa1          A-                9,163,035
     159,700    United States Cellular Corporation                      8.750%            Baa1          A-                4,375,780
     271,900    United States Cellular Corporation                      7.500%            Baa1          A-                7,267,887
------------------------------------------------------------------------------------------------------------------------------------
                Total $25 Par (or similar) Securities (cost $699,230,017)                                               727,615,525
                --------------------------------------------------------------------------------------------------------------------

                CONVERTIBLE PREFERRED SECURITIES - 3.7% (2.6% OF TOTAL INVESTMENTS)

                DIVERSIFIED FINANCIAL SERVICES - 0.8%

     154,000    Citigroup Global Markets                                2.000%             Aa1         AA-                7,451,752

------------------------------------------------------------------------------------------------------------------------------------
                ELECTRIC UTILITIES - 0.2%

      30,000    FPL Group Inc.                                          8.000%             N/R          A-                1,938,300

------------------------------------------------------------------------------------------------------------------------------------
                FOOD & STAPLES RETAILING - 0.6%

     269,148    Albertson's, Inc.                                       7.250%            Baa2         BBB                6,020,841

------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE EQUIPMENT & SUPPLIES - 0.3%

      54,500    Baxter International Inc.                               7.000%            Baa1         N/R                3,013,305

------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - 0.1%

      50,000    XL Capital Ltd.                                         6.500%              A2           A                1,197,500

------------------------------------------------------------------------------------------------------------------------------------
                MULTI-UTILITIES & UNREGULATED POWER - 1.6%

     260,200    Dominion Resources Inc.                                 8.750%            Baa1        BBB+               14,428,090

------------------------------------------------------------------------------------------------------------------------------------
                THRIFTS & MORTGAGE FINANCE - 0.1%

      54,000    PMI Group Inc.                                          5.875%              A1           A                1,324,620
------------------------------------------------------------------------------------------------------------------------------------

                Total Convertible Preferred Securities (cost $32,048,267)                                                35,374,408
                --------------------------------------------------------------------------------------------------------------------


                                       17

                        Nuveen Quality Preferred Income Fund (JTP) (continued)
                             Portfolio of INVESTMENTS June 30, 2005 (Unaudited)
    PRINCIPAL                                                                                         RATINGS*
AMOUNT (000)/                                                                                      --------------            MARKET
       SHARES   DESCRIPTION(1)                                          COUPON        MATURITY     MOODY'S    S&P             VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CAPITAL PREFERRED SECURITIES - 63.0% (43.3% OF TOTAL INVESTMENTS)


                CAPITAL MARKETS - 6.7%

       2,500    Bank of New York Capital I, Series B                    7.970%        12/31/26          A1     A-   $     2,706,128
       2,000    BT Capital Trust, Series B1                             7.900%         1/15/27          A2     A-         2,151,406
       1,000    BT Institutional Capital Trust B, 144A                  7.750%        12/01/26          A2     A-         1,074,690
       7,900    BT Preferred Capital Trust II                           7.875%         2/25/27          A2    N/R         8,540,595
       2,250    C.A. Preferred Fund Trust II                            7.000%        10/30/49          A1      A         2,374,628
      11,250    C.A. Preferred Funding Trust                            7.000%         1/30/49          A1      A        11,770,425
      26,463    First Union Institutional Capital Securities I          8.040%        12/01/26          A1     A-        28,689,888
       5,500    UBS Preferred Funding Trust I                           8.622%        10/29/49          A1    AA-         6,541,728

------------------------------------------------------------------------------------------------------------------------------------
                COMMERCIAL BANKS - 31.6%

       9,000    AB Svensk Exportkredit, 144A                            6.375%        10/27/49         Aa3    AA-         9,350,442
      18,250    Abbey National Capital Trust I                          8.963%        12/30/49          A2     A-        26,699,130
       3,000    AgFirst Farm Credit Bank                                7.300%        12/15/53         N/R    N/R         3,202,803
       2,500    Bank One Capital III                                    8.750%         9/01/30          A1     A-         3,558,015
       2,000    BankAmerica Institutional Capital Trust,                7.700%        12/31/26         Aa3      A         2,153,434
                  Series B, 144A
       5,700    BankBoston Capital Trust II, Series B                   7.750%        12/15/26         Aa3      A         6,139,727
       1,500    BanPonce Trust I, Series A                              8.327%         2/01/27        Baa1   BBB-         1,619,778
       7,200    Barclays Bank plc, 144A                                 8.550%         6/15/49         Aa3     A+         8,672,522
          10    BBVA Privanza International Gibraltar, 144A             7.764%         9/30/47          A1    N/R        10,425,000
       3,000    Centura Capital Trust I, 144A                           8.845%         6/01/27          A2   BBB+         3,352,053
       3,000    Corestates Capital Trust I, 144A                        8.000%        12/15/26          A1      A         3,250,479
       1,700    DBS Capital Funding Corporation, 144A                   7.657%         3/15/49          A1     A-         1,950,634
       1,000    First Chicago NBD Institutional Capital,144A            7.950%        12/01/26          A1    N/R         1,080,860
       1,000    First Empire Capital Trust II                           8.277%         6/01/27        Baa1    BBB         1,090,005
       1,500    First Midwest Bancorp Inc.                              6.950%        12/01/33        Baa2   BBB-         1,733,100
       5,750    HSBC Capital Funding LP, 144A                           9.547%        12/31/49          A1     A-         7,013,344
      17,150    HSBC Capital Funding LP, Debt                          10.176%         6/30/50          A1     A-        27,525,253
      12,000    KBC Bank Fund Trust III, 144A                           9.860%        11/02/49          A2     A-        14,476,020
       2,000    KeyCorp Capital III                                     7.750%         7/15/29          A3    BBB         2,488,776
       2,000    KeyCorp Institutional Capital Trust A                   7.826%        12/01/26          A3    BBB         2,161,120
       8,850    Lloyds TSB Bank plc, Subordinated Note                  6.900%        11/22/49         Aa2     A+         9,251,427
      11,150    NB Capital Trust II                                     7.830%        12/15/26         Aa3      A        12,026,613
       7,655    Nordbanken AB, 144A                                     8.950%        11/29/49          A2     A-         8,987,919
       1,000    North Fork Capital Trust I, Capital Securities          8.700%        12/15/26          A3   BBB-         1,088,009
       8,000    Peoples Heritage Capital Trust I,Series B               9.060%         2/01/27          A3    BB+         8,689,008
      19,000    PNC Institutional Capital Securities, 144A              7.950%        12/15/26          A3   BBB+        20,443,050
       2,000    Popular North American Capital Trust I                  6.564%         9/15/34        Baa1   BBB-         2,230,634
      16,000    RBS Capital Trust B                                     6.800%        12/31/49          A1      A        16,560,240
      17,500    Reliance Capital Trust I, Series B                      8.170%         5/01/28         N/R    N/R        19,555,603
       1,400    Republic New York Capital II, Capital Securities        7.530%        12/04/26          A1     A-         1,501,279
       1,100    Royal Bank of Scotland Group plc                        7.648%         8/31/49          A1      A         1,403,343
       2,000    SocGen Real Estate Company LLC, 144A                    7.640%        12/29/49          A1      A         2,141,272
       5,000    Sparebanken Rogaland, Notes, 144A                       6.443%         5/01/49        Baa1    N/R         5,188,530
      23,000    Summit Capital Trust I, Capital Securities              8.400%         3/15/27         Aa3      A        25,130,950
       1,800    Swedbank ForeningsSparbanken AB, 144A                   9.000%        12/29/49          A2   BBB+         2,129,072
       6,676    Union Planters Capital Trust A                          8.200%        12/15/26          A2   BBB+         7,206,662
       4,000    Wachovia Capital Trust I, Capital Securities, 144A      7.640%         1/15/27          A1     A-         4,320,848
       7,250    Washington Mutual Capital Trust I                       8.375%         6/01/27        Baa1    BBB         8,108,473
       1,050    Wells Fargo Capital Securities                          7.950%        12/01/26         Aa2      A         1,136,695
       3,000    Zions Institutional Capital Trust, Series A             8.536%        12/15/26        Baa1    BBB         3,283,116

------------------------------------------------------------------------------------------------------------------------------------
                DIVERSIFIED FINANCIAL SERVICES - 7.2%

       1,500    BNP Paribas Capital Trust, 144A                         9.003%        12/29/49          A1     A+         1,818,507
       4,250    BNP Paribas Capital Trust                               7.200%        12/31/49          A1     A+         4,434,391
       5,000    Chase Capital Trust I, Series A                         7.670%        12/01/26          A1     A-         5,385,080
      25,500    HBOS Capital Funding LP, Notes                          6.850%         3/01/49          A1      A        26,437,865
      19,500    JPM Capital Trust II                                    7.950%         2/01/27          A1     A-        21,192,386
       8,100    Old Mutual Capital Funding, Notes                       8.000%         6/22/53        Baa2    N/R         8,579,042


                                       18

    PRINCIPAL                                                                                         RATINGS*
AMOUNT (000)/                                                                                      --------------            MARKET
       SHARES   DESCRIPTION(1)                                          COUPON        MATURITY     MOODY'S    S&P             VALUE
------------------------------------------------------------------------------------------------------------------------------------

                DIVERSIFIED TELECOMMUNICATION SERVICES - 1.6%

       11,250   Centaur Funding Corporation, Series B, 144A             9.080%         4/21/20        Baa1   BBB+   $    15,324,609

------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - 10.7%

       7,570    Ace Capital Trust II                                    9.700%         4/01/30        Baa1   BBB-        10,476,933
       1,000    Allstate Financing II                                   7.830%        12/01/45          A2     A-         1,077,564
       2,000    American General Capital II                             8.500%         7/01/30         Aa3     A+         2,787,484
       7,500    Berkeley Capital Trust                                  8.197%        12/15/45        Baa3   BBB-         7,789,560
       2,500    Mangrove Bay, Class 3, 144A                             6.102%         7/15/33        Baa1   BBB+         2,577,543
       4,000    MIC Financing Trust I                                   8.375%         2/01/27          A1     A+         4,193,652
       7,000    Prudential plc                                          6.500%         6/29/49        Baa1      A         7,061,187
       2,000    RenaissanceRe Capital Trust                             8.540%         3/01/27        Baa1   BBB+         2,185,010
      26,216    Sun Life Canada Capital Trust, Capital Securities, 144A 8.526%         5/06/47          A1     A+        28,831,282
      31,373    Zurich Capital Trust I, 144A                            8.376%         6/01/37        Baa2     A-        34,710,522

------------------------------------------------------------------------------------------------------------------------------------
                OIL & GAS - 3.6%

       4,000    KN Capital Trust I, Preferred Securities                8.560%         4/15/27        Baa3    BB+         4,385,256
       5,860    KN Capital Trust III                                    7.630%         4/15/28        Baa3    BB+         6,879,095
      20,900    Phillips 66 Capital Trust II                            8.000%         1/15/37        Baa2    BBB        22,794,481

------------------------------------------------------------------------------------------------------------------------------------
                THRIFTS & MORTGAGE FINANCE - 1.6%

       8,500    Dime Capital Trust I, Series A                          9.330%         5/06/27        Baa1    BBB         9,442,157
       5,000    Great Western Financial Trust II, Series A              8.206%         2/01/27        Baa1    BBB         5,433,450
------------------------------------------------------------------------------------------------------------------------------------
                Total Capital Preferred Securities (cost $566,119,794)                                                  595,971,782
                --------------------------------------------------------------------------------------------------------------------

                CORPORATE BONDS - 0.4% (0.2% OF TOTAL INVESTMENTS)

                AUTOMOBILES - 0.4%

       1,150    Ford Motor Company, Debenture                           7.400%        11/01/46        Baa3    BB+           898,699
       4,200    Ford Motor Company, Debenture                           7.400%         5/15/97        Baa3    BB+         3,324,815
------------------------------------------------------------------------------------------------------------------------------------
                Total Corporate Bonds (cost $4,351,418)                                                                   4,223,514
                --------------------------------------------------------------------------------------------------------------------


                                       19

                        Nuveen Quality Preferred Income Fund (JTP) (continued)
                             Portfolio of INVESTMENTS June 30, 2005 (Unaudited)
    PRINCIPAL
AMOUNT (000)/                                                                                                                MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------

                REPURCHASE AGREEMENTS - 1.5% (1.1% OF TOTAL INVESTMENTS)

                State Street Bank, 2.600%, dated 6/30/05, due 7/01/05,
                repurchase price $14,641,274, collateralized by $10,340,000
$     14,640    U.S. Treasury Bonds, 8.125%, due 8/15/19, value $14,936,326                                             $14,640,217
============    --------------------------------------------------------------------------------------------------------------------
                Total Repurchase Agreements (cost $14,640,217)                                                           14,640,217
                --------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $1,316,389,713) - 145.6%                                                      1,377,825,446
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 0.9%                                                                      8,431,985
                --------------------------------------------------------------------------------------------------------------------
                FundPreferred Shares, at Liquidation Value - (46.5)%                                                   (440,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $946,257,431
                ====================================================================================================================

                INTEREST RATE SWAP TRANSACTIONS OUTSTANDING AT JUNE 30, 2005:
                                                                                                                         UNREALIZED
                                                          NOTIONAL                                    TERMINATION      APPRECIATION
                COUNTERPARTY                                AMOUNT     FIXED RATE   FLOATING RATE**          DATE     (DEPRECIATION)
                -------------------------------------------------------------------------------------------------------------------
                Citibank, N.A.                        $110,000,000        3.1300%            3.3256%     08/29/05       $    54,077
                Citibank, N.A.                         110,000,000        3.8600             3.3256      08/29/07           143,723
                Citibank, N.A.                         110,000,000        4.3500             3.3256      08/29/09        (1,425,105)
                -------------------------------------------------------------------------------------------------------------------
                                                                                                                        $(1,227,305)
                ====================================================================================================================

                     (1) All percentages shown in the Portfolio of Investments
                         are based on net assets applicable to Common shares unless otherwise noted.

                       * Ratings: Below Baa by Moody's Investor Service, Inc. or
                         BBB by Standard & Poor's Group are considered to be below investment grade.

                      ** Based on LIBOR (London Interbank Offered Rate)

                    144A 144A securities are those which are exempt from
                         registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

                 (CBTCS) Corporate Backed Trust Certificates.

                 (CORTS) Corporate Backed Trust Securities.

                 (PCARS) Public Credit and Repackaged Securities.

                 (PPLUS) PreferredPlus Trust.

               (SATURNS) Structured Asset Trust Unit Repackaging.

                    N/R  Security is not rated.

                                 See accompanying notes to financial statements.

                        Nuveen Quality Preferred Income Fund 2 (JPS)
                        Portfolio of
                                INVESTMENTS June 30, 2005 (Unaudited)
                                                                                            RATINGS*
                                                                                       -------------------                   MARKET
       SHARES   DESCRIPTION(1)                                          COUPON         MOODY'S         S&P                    VALUE
------------------------------------------------------------------------------------------------------------------------------------

                $25 PAR (OR SIMILAR) SECURITIES - 77.9% (54.7% OF TOTAL INVESTMENTS)


                AUTOMOBILES - 0.1%

       4,300    Daimler Chrysler (CORTS)                                7.500%              A3         BBB          $       111,327
       2,400    Daimler Chrysler (CORTS)                                8.250%              A3         BBB                   61,752
       3,000    Daimler Chrysler (CORTS)                                6.875%              A3         BBB                   75,600
       3,400    DaimlerChrysler AG (CORTS)                              7.875%              A3         BBB                   88,400
      23,300    DaimlerChrysler Corp. (PPLUS)                           7.250%              A3         BBB                  594,150
      32,403    Ford Motor Company, Series F (CORTS)                    8.000%            Baa3         BB+                  763,091
      11,015    Ford Motor Company                                      0.000%            Baa1         BB+                  252,794

------------------------------------------------------------------------------------------------------------------------------------
                CAPITAL MARKETS - 4.7%

     103,100    Bear Stearns Capital Trust III                          7.800%              A2         BBB                2,670,290
      19,300    BNY Capital Trust IV, Series E                          6.875%              A1          A-                  487,325
      47,800    BNY Capital Trust V, Series F                           5.950%              A1          A-                1,202,170
     383,825    Compass Capital Trust III                               7.350%              A3        BBB-                9,979,450
      26,900    CSFB USA, Series 2002-10 (SATURNS)                      7.000%             Aa3          A+                  702,090
      63,300    First Union Capital II, Series II (CORTS)               7.500%              A1          A-                1,662,891
      31,300    First Union Institutional Capital II (CORTS)            8.200%              A1          A-                  862,628
       2,100    Goldman Sachs Capital I, Series A (CORTS)               6.000%              A1          A-                   52,395
       2,000    Goldman Sachs Group Inc. (PPLUS)                        6.000%             Aa3          A+                   49,920
       3,800    Goldman Sachs Group Inc. (SATURNS)                      5.750%             Aa3          A+                   90,820
     366,000    JPMorgan Chase Capital Trust IX, Series I               7.500%              A1          A-                9,519,660
     323,400    Lehman Brothers Holdings Capital Trust III, Series K    6.375%              A2        BBB+                8,133,510
     102,900    Lehman Brothers Holdings Capital Trust IV, Series L     6.375%              A2        BBB+                2,620,863
      37,800    Lehman Brothers Holdings Capital Trust V, Series M      6.000%              A2        BBB+                  941,598
      42,000    Lehman Brothers Holdings Inc., Series C                 5.940%             N/R        BBB+                2,131,500
      70,000    Lehman Brothers Holdings Inc., Series F                 6.500%              A3        BBB+                1,816,500
     198,200    Merrill Lynch Capital Trust                             7.000%              A1          A-                5,210,678
     113,500    Merrill Lynch Preferred Capital Trust IV                7.120%              A1          A-                3,002,075
     188,200    Merrill Lynch Preferred Capital Trust V                 7.280%              A1          A-                5,038,114
     103,500    Merrill Lynch Preferred Capital Trust                   7.750%              A1          A-                2,711,700
     166,508    Morgan Stanley Capital Trust II                         7.250%              A1          A-                4,309,227
     457,500    Morgan Stanley Capital Trust III                        6.250%              A1          A-               11,501,550
     380,000    Morgan Stanley Capital Trust IV                         6.250%              A1          A-                9,557,000
      21,300    Morgan Stanley Capital Trust V                          5.750%              A1          A+                  505,875
      55,200    Morgan Stanley (PPLUS)                                  7.050%             Aa3          A+                1,432,440
      20,000    Safeco Capital Trust I (CORTS)                          8.750%            Baa2        BBB-                  607,900
       1,500    Safeco Capital Trust IV (CORTS)                         8.375%            Baa2        BBB-                   41,168
       7,600    UBS Preferred Funding Trust III                         7.250%              A1         AA-                  196,080

------------------------------------------------------------------------------------------------------------------------------------
                COMMERCIAL BANKS - 10.3%

     119,000    ABN AMRO Capital Fund Trust V                           5.900%              A2           A                2,895,270
     152,060    ASBC Capital I                                          7.625%            Baa1        BBB-                4,029,590
     135,900    BAC Capital Trust I                                     7.000%             Aa3           A                3,507,579
     168,500    BAC Capital Trust II                                    7.000%             Aa3           A                4,389,425
     218,300    BAC Capital Trust III                                   7.000%             Aa3           A                5,723,826
     304,100    Banco Santander                                         6.410%              A2        BBB+                7,678,525
      54,100    Banco Totta & Acores Finance, Series A                  8.875%              A3         N/R                1,440,413
       3,600    BancorpSouth Capital Trust I                            8.150%            Baa2         BB+                   93,960
      82,100    BancWest Capital I                                      9.500%              A3          A-                2,112,433
     731,000    Banesto Holdings, Series A, 144A                       10.500%              A2         N/R               22,798,063
     198,500    Bank One Capital Trust VI                               7.200%              A1          A-                5,176,880
      58,600    BankNorth Capital Trust II                              8.000%              A3         BB+                1,538,836
     121,500    Chittenden Capital Trust I                              8.000%            Baa1         BB+                3,205,170
      14,300    Citigroup Capital X                                     6.100%             Aa2           A                  361,075


                                       21

                        Nuveen Quality Preferred Income Fund 2 (JPS) (continued)
                             Portfolio of INVESTMENTS June 30, 2005 (Unaudited)
                                                                                            RATINGS*
                                                                                       -------------------                   MARKET
       SHARES   DESCRIPTION(1)                                          COUPON         MOODY'S         S&P                    VALUE
------------------------------------------------------------------------------------------------------------------------------------

                COMMERCIAL BANKS (continued)

     225,500    Cobank ABC, 144A                                        7.000%             N/R         N/R          $    12,427,080
     265,100    Comerica Capital Trust I                                7.600%              A3        BBB+                6,813,070
      36,400    KeyCorp (PCARS)                                         7.500%              A3         N/R                  942,760
      32,100    KeyCorp, Series 2001-7 (CORTS)                          7.750%              A3         BBB                  845,193
      92,900    KeyCorp, Series B (CORTS)                               8.250%              A3         BBB                2,372,666
     267,600    National Commerce Capital Trust II                      7.700%              A1          A-                6,981,684
     112,200    National Westminster Bank plc, Series A                 7.875%             Aa2          A+                2,905,980
     289,600    PFCI Capital Corporation                                7.750%              A3          A-                7,964,000
      40,500    Regions Finance Trust I                                 8.000%              A2        BBB+                1,035,990
     596,876    Royal Bank of Scotland Group plc, Series N              6.350%              A1           A               15,142,744
     142,400    SunTrust Capital Trust IV                               7.125%              A1          A-                3,673,920
     157,500    SunTrust Capital Trust V                                7.050%              A1          A-                4,076,100
     714,300    USB Capital Trust III                                   7.750%             Aa3          A-               18,528,942
     271,300    USB Capital Trust IV                                    7.350%             Aa3          A-                7,086,356
     123,300    USB Capital Trust V                                     7.250%             Aa3          A-                3,205,800
      12,100    USB Capital Trust VI                                    5.750%             Aa3          A-                  295,240
      92,300    VNB Capital Trust I                                     7.750%            Baa1         BBB                2,399,800
      43,500    Washington Mutual Capital Trust I, Series 2001-22,      7.650%            Baa1         BBB                1,124,475
                  Class A-1 (CORTS)
      49,900    Well Fargo Capital Trust IX                             5.625%             Aa2           A                1,223,548
      34,400    Wells Fargo Capital Trust IV                            7.000%             Aa2           A                  896,808
     247,000    Wells Fargo Capital Trust V                             7.000%             Aa2           A                6,382,480
      42,800    Wells Fargo Capital Trust VI                            6.950%             Aa2          A-                1,119,220
      61,300    Wells Fargo Capital Trust VII                           5.850%             Aa2           A                1,532,500
     578,650    Zions Capital Trust B                                   8.000%            Baa1        BBB-               15,478,888

------------------------------------------------------------------------------------------------------------------------------------
                COMPUTERS & PERIPHERALS - 0.1%

      20,700    IBM Inc. (CORTS)                                        7.125%              A1          A+                  528,885
       5,600    IBM Inc., Trust Certificates, Series 2001-2             7.100%              A1          A+                  144,424
      14,500    IBM Trust II (CORTS)                                    7.125%              A1          A+                  374,100
      33,300    IBM Trust III (CORTS)                                   7.200%              A1          A+                  854,811

------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER FINANCE - 2.8%

     620,196    Household Capital Trust VI                              8.250%              A2        BBB+               16,081,682
      72,200    Household Capital Trust VII                             7.500%              A2        BBB+                1,888,752
      917,000   HSBC Finance Corporation                                6.360%              A3        BBB+               23,383,500
      362,100   HSBC Finance Corporation                                6.875%              A1           A                9,541,335
        2,700   HSBC Finance Corporation                                6.000%              A1           A                   67,797
       16,100   SLM Corporation                                         6.000%              A2           A                  402,500

------------------------------------------------------------------------------------------------------------------------------------
                DIVERSIFIED FINANCIAL SERVICES - 8.1%

       75,800   BBVA Preferred Capital Ltd., Series B                   7.750%              A1          A-                1,953,366
       34,600   CIT Group Incorporated (CORTS)                          7.750%              A3        BBB+                  953,230
        6,800   Citigroup Capital Trust IX                              6.000%             Aa2           A                  170,884
      467,700   Citigroup Capital Trust VII                             7.125%             Aa2           A               12,132,138
      789,107   Citigroup Capital Trust VIII                            6.950%             Aa2           A               20,232,703
       16,700   Citigroup Capital Trust XI                              6.000%             Aa2           A                  419,504
       36,900   Citigroup Inc., Series H                                6.231%             Aa3         N/R                1,969,353
       39,000   Citigroup Inc., Series M                                5.864%             Aa3           A                1,989,000
       10,100   General Electric Capital Corporation                    5.875%             N/R         AAA                  256,136
      300,700   General Electric Capital Corporation                    6.100%             Aaa         AAA                7,788,130
      199,700   General Electric Capital Corporation                    6.625%             Aaa         AAA                5,242,125
        3,600   Goldman Sachs Capital I (CORTS)                         6.000%              A1          A-                   88,740
       12,000   Goldman Sachs Group Inc., Series 2004-04 (SATURNS)      6.000%              A1          A-                  296,160
    1,433,655   ING Group NV                                            7.050%             N/R          A-               37,490,078
    1,519,300   ING Group NV                                            7.200%              A2          A-               40,033,555
       11,000   ING Group NV                                            6.200%              A2          A-                  278,630
          800   JP Morgan Chase Capital Trust XII                       6.250%              A1          A-                   20,328
       10,600   JPM Capital Trust I, Series 2001-1, Class A-1 (CORTS)   7.850%              A1          A-                  278,144
       89,600   JPM Capital Trust (CORTS)                               7.200%              A2          A-                2,349,312
        3,000   JPMorgan Chase & Company (PCARS)                        7.125%              A2          A-                   77,085
      203,600   JPMorgan Chase Capital Trust X                          7.000%              A1         N/R                5,293,600
       10,156   JPMorgan Chase Capital Trust XI                         5.875%              A1          A-                  249,330


                                       22

                                                                                            RATINGS*
                                                                                       -------------------                   MARKET
       SHARES   DESCRIPTION(1)                                          COUPON         MOODY'S         S&P                    VALUE
------------------------------------------------------------------------------------------------------------------------------------

                DIVERSIFIED FINANCIAL SERVICES (continued)

      210,300   JPMorgan Chase Capital Trust XVI                        6.350%              A1          A-          $     5,329,002
       51,200   JPMorgan Chase Trust, Series 2002-6, Class A (SATURNS)  7.125%              A1          A-                1,349,632
      117,500   Merrill Lynch Capital Trust II                          8.000%              A1          A-                3,143,125
        5,000   National Westminster Bank plc                           7.760%             Aa3          A+                  130,200

------------------------------------------------------------------------------------------------------------------------------------
                DIVERSIFIED TELECOMMUNICATION SERVICES - 0.5%

       11,500   BellSouth Capital Funding (CORTS)                       7.100%              A1           A                  302,105
       15,200   BellSouth Corporation (CORTS)                           7.000%             Aa3           A                  388,512
       10,200   BellSouth Corporation, Series 2001-3 (SATURNS)          7.125%              A2           A                  260,916
       14,000   BellSouth Corporation (CORTS)                           7.000%              A2           A                  359,800
       30,900   BellSouth Corporation                                   7.125%              A2           A                  790,731
       16,300   BellSouth Inc. (CORTS)                                  7.000%              A2           A                  422,985
       22,800   BellSouth Telecommunications (PPLUS)                    7.300%             Aa3           A                  584,250
      104,199   SBC Communications Inc.                                 7.000%              A2           A                2,668,536
       30,000   Verizon Communications (CORTS)                          7.625%              A2          A+                  787,500
        6,700   Verizon Communications (CORTS)                          7.375%              A2          A+                  177,416
       68,000   Verizon Global Funding Corporation (SATURNS)            7.500%              A2          A+                1,785,000
       15,200   Verizon New England Inc., Series B                      7.000%              A2         N/R                  397,632
        7,800   Verizon South Inc., Series F                            7.000%              A2          A+                  201,474

------------------------------------------------------------------------------------------------------------------------------------
                ELECTRIC UTILITIES - 5.0%

     189,500    Alabama Power Company                                   5.830%            Baa1        BBB+                4,827,513
      17,200    Consolidated Edison Company of New York Inc.            7.500%              A1           A                  444,104
      27,400    DTE Energy Trust I                                      7.800%            Baa3         BB+                  717,058
       5,500    Entergy Arkansas Inc.                                   6.700%             Aaa         AAA                  143,990
      49,000    Entergy Louisiana Inc.                                  7.600%            Baa1          A-                1,284,290
   1,299,100    Entergy Mississippi Inc.                                7.250%            Baa2          A-               34,159,835
       3,000    Georgia Power Capital Trust V                           7.125%              A3        BBB+                   78,360
       1,500    Georgia Power Capital Trust VII                         5.875%              A3        BBB+                   37,725
      28,800    Georgia Power Company                                   5.700%             Aaa         AAA                  732,960
     941,500    Interstate Power and Light Company, Series B            8.375%            Baa3        BBB-               31,916,850
       7,700    National Rural Utilities Cooperative Finance            7.600%              A3        BBB+                  197,659
                  Corporation
       5,400    National Rural Utilities Cooperative Finance            7.400%              A3        BBB+                  140,400
                  Corporation
      20,000    National Rural Utilities Cooperative Finance            6.100%              A3        BBB+                  502,000
                  Corporation
     269,400    National Rural Utilities Cooperative Finance            5.950%              A3        BBB+                6,612,423
                  Corporation
      53,200    Public Service Company of Oklahoma, Series B            6.000%             Aaa         AAA                1,370,964
       1,900    Southern Company Capital Trust I (CORTS)                7.375%            Baa1        BBB+                   49,828
      56,700    Tennessee Valley Authority, Series D                    6.750%             Aaa         AAA                1,450,953
     257,300    Virginia Power Capital Trust                            7.375%            Baa1        BBB-                6,823,596

------------------------------------------------------------------------------------------------------------------------------------
                FOOD PRODUCTS - 0.7%

     122,000    Dairy Farmers of America Inc., 144A                     7.875%             Ba1        BBB-               12,787,125

------------------------------------------------------------------------------------------------------------------------------------
                GAS UTILITIES - 0.1%

      53,500    AGL Capital Trust II                                    8.000%            Baa2         BBB                1,385,115

------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE PROVIDERS & SERVICES - 0.1%

      62,900    Aetna Incorporated                                      8.500%            Baa1        BBB+                1,642,319

------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIAL CONGLOMERATES - 0.0%

       8,200    General Electric Company (CORTS)                        6.800%             Aaa         AAA                  216,480

------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - 17.6%

      972,600   Ace Ltd., Series C                                      7.800%            Baa2        BBB-               26,065,680
    2,097,900   Aegon NV                                                6.375%              A3          A-               53,013,933
        5,400   AMBAC Financial Group Inc.                              7.000%             Aa2          AA                  141,804
       39,300   AMBAC Financial Group Inc.                              5.950%             Aa2          AA                1,003,722
        3,000   AMBAC Financial Group Inc.                              5.875%             Aa2          AA                   75,690
       38,800   American General Capital III                            8.050%             Aa3          A+                1,002,204
      474,557   Delphi Financial Group Inc.                             8.000%            Baa3         BBB               12,718,128
    2,639,100   EverestRe Group Limited                                 7.850%            Baa1         BBB               70,305,624
       46,500   Financial Security Assurance Holdings                   6.875%             Aa2          AA                1,203,420
      698,000   Financial Security Assurance Holdings                   6.250%             Aa2          AA               17,889,740


                                       23

                        Nuveen Quality Preferred Income Fund 2 (JPS) (continued)
                             Portfolio of INVESTMENTS June 30, 2005 (Unaudited)
                                                                                            RATINGS*
                                                                                       -------------------                   MARKET
       SHARES   DESCRIPTION(1)                                          COUPON         MOODY'S         S&P                    VALUE
------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE (continued)

        6,300   Financial Security Assurance Holdings                   5.600%             Aa2          AA          $       157,059
      339,900   Hartford Capital Trust III, Series C                    7.450%            Baa1         BBB                8,759,223
      104,600   Hartford Life Capital Trust II, Series B                7.625%            Baa1         BBB                2,702,864
       94,000   Lincoln National Capital Trust V, Series E              7.650%            Baa1         BBB                2,452,460
       44,700   Lincoln National Capital Trust VI                       6.750%            Baa1         BBB                1,168,905
       19,413   MBIA Inc.                                               8.000%             Aa2          AA                  496,973
        7,500   MetLife Inc.                                            5.875%              A2           A                  188,550
    1,097,500   MetLife Inc., Series B                                  6.500%            Baa1         BBB               27,635,050
      639,020   PartnerRe Limited, Series C                             6.750%            Baa1        BBB+               16,295,010
       25,000   PartnerRe Limited, Series D                             6.500%            Baa1        BBB+                  624,500
      274,681   PartnerRe Limited                                       7.900%              A3        BBB+                7,130,719
      108,700   PLC Capital Trust III                                   7.500%            Baa1        BBB+                2,821,852
      443,040   PLC Capital Trust IV                                    7.250%            Baa1        BBB+               11,607,648
       11,700   PLC Capital Trust V                                     6.125%            Baa1        BBB+                  293,670
      222,200   Prudential plc                                          6.750%            Baa1           A                5,832,750
      145,800   RenaissanceRe Holdings Ltd., Series B                   7.300%            Baa2        BBB+                3,824,334
       20,200   RenaissanceRe Holdings Ltd., Series C                   6.080%            Baa2        BBB+                  485,810
      324,060   RenaissanceRe Holdings Ltd., Series A                   8.100%            Baa2        BBB+                8,503,334
       89,700   Safeco Capital Trust I (CORTS)                          8.700%            Baa2        BBB-                2,404,857
       60,200   Safeco Capital Trust I, Series 2001-4 (CORTS)           8.750%            Baa2        BBB-                1,594,698
        4,700   Safeco Capital Trust III (CORTS)                        8.072%            Baa2        BBB-                  127,088
        2,300   Safeco Corporation, Series 2001-7 (SATURNS)             8.250%            Baa2        BBB-                   60,490
        6,900   Safeco Corporation, Series 2002-5 (SATURNS)             8.250%            Baa2        BBB-                  181,953
      132,300   Torchmark Capital Trust I                               7.750%            Baa1          A-                3,503,304
        2,000   Torchmark Capital Trust II                              7.750%            Baa1          A-                   52,870
       21,400   W.R. Berkley Capital Trust, Series 2002-1, (CBTCS)      8.125%            Baa3        BBB-                  223,416
       18,100   W.R. Berkley (CORTS)                                    8.250%            Baa3        BBB-                  472,953
      565,200   XL Capital Ltd., Series A                               8.000%            Baa1        BBB+               15,034,320
      598,417   XL Capital Ltd., Series B                               7.625%            Baa1        BBB+               15,702,462

------------------------------------------------------------------------------------------------------------------------------------
                IT SERVICES - 0.0%

        9,200   Vertex Industries Inc. (PPLUS)                          7.625%              A2          A+                  241,684

------------------------------------------------------------------------------------------------------------------------------------
                MEDIA - 0.2%

        4,400   The Walt Disney Company                                 7.000%            Baa1          A-                  115,236
      144,200   Viacom Inc.                                             7.300%              A3        BBB+                3,652,586

------------------------------------------------------------------------------------------------------------------------------------
                MULTI-UTILITIES & UNREGULATED POWER - 0.4%

      107,800   Dominion CNG Capital Trust I                            7.800%            Baa1        BBB-                2,822,204
       46,300   Dominion Resources Capital Trust II                     8.400%            Baa2        BBB-                1,195,929
      113,100   Energy East Capital Trust I                             8.250%            Baa3        BBB-                2,968,875

------------------------------------------------------------------------------------------------------------------------------------
                OIL & GAS - 1.5%

      909,511   Nexen Inc.                                              7.350%            Baa3         BB+               23,983,805
      151,900   TransCanada Pipeline                                    8.250%              A3         BBB                3,934,210

------------------------------------------------------------------------------------------------------------------------------------
                PHARMACEUTICALS - 0.0%

       14,700   Bristol Myers Squibb Company (CORTS)                    6.250%              A1          A+                  382,200
        1,400   Bristol-Myers Squibb Company Trust (CORTS)              6.800%              A1          A+                   36,554

------------------------------------------------------------------------------------------------------------------------------------
                REAL ESTATE - 19.6%

       95,400   AvalonBay Communities, Inc., Series H                   8.700%            Baa2         BBB                2,671,200
       16,400   BRE Properties, Series B                                8.080%            Baa3        BBB-                  432,960
      356,900   BRE Properties, Series C                                6.750%            Baa3        BBB-                8,943,914
       81,006   BRE Properties, Series D                                6.750%            Baa3        BBB-                2,027,175
    1,004,095   CarrAmerica Realty Corporation, Series E                7.500%            Baa3        BBB-               25,975,938
        1,200   Developers Diversified Realty Corporation               7.500%             Ba1        BBB-                   30,720
      142,900   Developers Diversified Realty Corporation, Series H     7.375%             Ba1        BBB-                3,621,086
      564,413   Developers Diversified Realty Corporation, Series G     8.000%             Ba1        BBB-               14,674,738
      103,900   Developers Diversified Realty Corporation, Series F     8.600%             Ba1        BBB-                2,750,233
      297,700   Duke Realty Corporation, Series L                       6.600%            Baa2         BBB                7,451,431
      220,650   Duke-Weeks Realty Corporation, Series B                 7.990%            Baa2         BBB               11,604,822
       38,600   Duke-Weeks Realty Corporation, Series I                 8.450%            Baa2         BBB                  990,476


                                       24

                                                                                            RATINGS*
                                                                                       -------------------                   MARKET
       SHARES   DESCRIPTION(1)                                          COUPON         MOODY'S         S&P                    VALUE
------------------------------------------------------------------------------------------------------------------------------------

                REAL ESTATE (continued)

       5,600    Duke-Weeks Realty Corporation                           6.625%            Baa2         BBB          $       143,220
     378,600    Equity Office Properties Trust, Series G                7.750%            Baa3         BBB               10,116,192
      54,000    Equity Residential Properties Trust, Series C           9.125%            Baa2         BBB                1,412,640
      36,484    Equity Residential Properties Trust, Series N           6.480%            Baa2         BBB                  912,465
      65,050    Equity Residential Properties Trust, Series D           8.600%            Baa2         BBB                1,732,282
      88,800    Equity Residential Properties Trust                     9.125%            Baa2         BBB                2,249,304
     329,500    Federal Realty Investment Trust                         8.500%            Baa3        BBB-                8,744,930
      18,600    First Industrial Realty Trust Inc., Series C            8.625%            Baa3        BBB-                  500,526
      16,800    Harris Preferred Capital Corporation, Series A          7.375%              A1           A                  424,200
     211,200    HRPT Properties Trust, Series A                         9.875%            Baa3        BBB-                5,508,096
   1,546,125    HRPT Properties Trust, Series B                         8.750%            Baa3        BBB-               41,869,065
     153,000    Kimco Realty Corporation, Series F                      6.650%            Baa2        BBB+                3,906,090
     147,350    New Plan Excel Realty Trust, Series D                   7.800%            Baa3        BBB-                7,583,928
     768,000    New Plan Excel Realty Trust, Series E                   7.625%             N/R        BBB-               19,960,320
       1,700    Prologis Trust, Series F                                6.750%            Baa2         BBB                   43,248
      97,728    Prologis Trust, Series G                                6.750%            Baa2         BBB                2,490,109
     734,970    PS Business Parks Inc.                                  7.000%             Ba1        BBB-               18,080,262
     107,600    PS Business Parks Inc., Series I                        6.875%             Ba1        BBB-                2,636,200
     401,000    PS Business Parks Inc., Series L                        7.600%             Ba1        BBB-               10,267,605
       4,100    Public Storage Inc.                                     7.125%            Baa2        BBB+                  106,846
     230,400    Public Storage Inc., Series C                           6.600%            Baa2        BBB+                5,806,080
      25,000    Public Storage Inc., Series D                           6.180%            Baa2        BBB+                  597,750
      35,000    Public Storage Inc., Series E                           6.750%            Baa2        BBB+                  881,650
      86,300    Public Storage Inc., Series Q                           8.600%            Baa2        BBB+                2,219,636
     260,795    Public Storage Inc., Series R                           8.000%            Baa2        BBB+                6,780,670
      46,100    Public Storage Inc., Series S                           7.875%            Baa2        BBB+                1,194,912
     100,665    Public Storage Inc., Series T                           7.625%            Baa2        BBB+                2,611,250
     106,200    Public Storage Inc., Series U                           7.625%            Baa2        BBB+                2,777,130
     148,000    Public Storage Inc., Series V                           7.500%            Baa2        BBB+                3,892,400
       2,129    Public Storage Inc., Series X                           6.450%            Baa2        BBB+                   53,119
     161,000    Realty Income Corporation                               7.375%            Baa3        BBB-                4,218,200
     303,200    Regency Centers Corporation                             7.450%            Baa3        BBB-                7,805,884
     156,300    Regency Centers Corporation                             7.250%            Baa3        BBB-                4,009,095
      34,500    Simon Property Group, Inc., Series F                    8.750%            Baa2        BBB-                  908,385
     326,041    Simon Property Group, Inc., Series G                    7.890%            Baa2         BBB               17,534,485
      56,200    United Dominion Realty Trust                            8.600%            Baa3        BBB-                1,496,606
       3,000    Vornado Realty Trust, Series E                          7.000%            Baa3        BBB-                   76,770
      21,500    Vornado Realty Trust, Series F                          6.750%            Baa3        BBB-                  542,875
     211,940    Vornado Realty Trust, Series G                          6.625%            Baa3        BBB-                5,266,709
   2,461,900    Wachovia Preferred Funding Corporation                  7.250%              A2        BBB+               70,656,530
     156,500    Weingarten Realty Trust, Series E                       6.950%            Baa1          A-                4,125,340

------------------------------------------------------------------------------------------------------------------------------------
                SPECIALTY RETAIL - 0.1%

      39,800    Sherwin Williams Company, Series III (CORTS)            7.250%              A2           A                1,058,680

------------------------------------------------------------------------------------------------------------------------------------
                THRIFTS & MORTGAGE FINANCE - 3.6%

       2,200    Countrywide Capital Trust II, Series II (CORTS)         8.000%            Baa1        BBB+                   57,508
   1,043,000    Countrywide Capital Trust IV                            6.750%            Baa1        BBB+               27,076,280
     245,500    Fannie Mae                                              0.000%             Aa3         AA-               13,678,965
      70,200    Fannie Mae                                              5.125%             Aa3         AA-                3,088,800
      83,500    Fannie Mae                                              3.780%             Aa3         AA-                4,150,368
      45,000    Fannie Mae                                              5.810%             Aa3         AA-                2,205,000
     124,200    Federal Home Loan Mortgage Corporation                  6.000%             Aa3         AA-                6,414,930
      58,200    Federal Home Loan Mortgage Corporation                  6.140%             Aa3         N/R                2,917,275
     107,900    Federal Home Loan Mortgage Corporation                  5.100%             Aa3         AA-                4,661,280
      66,600    Federal Home Loan Mortgage Corporation                  5.000%             Aa3         AA-                2,897,100

------------------------------------------------------------------------------------------------------------------------------------
                U.S. AGENCY - 0.2%

      60,000    Federal Home Loan Mortgage Corporation                  5.100%             Aa3         AA-                2,625,000
      34,000    Federal Home Loan Mortgage Corporation                  5.300%             Aa3         AA-                1,515,125


                                       25

                        Nuveen Quality Preferred Income Fund 2 (JPS) (continued)
                             Portfolio of INVESTMENTS June 30, 2005 (Unaudited)
                                                                                            RATINGS*
                                                                                       -------------------                   MARKET
       SHARES   DESCRIPTION(1)                                          COUPON         MOODY'S         S&P                    VALUE
------------------------------------------------------------------------------------------------------------------------------------

                WIRELESS TELECOMMUNICATION SERVICES - 2.2%

     163,100    Telephone and Data Systems Inc.                         7.600%            Baa1          A-          $     4,199,821
   1,319,200    United States Cellular Corporation                      8.750%            Baa1          A-               36,146,080
------------------------------------------------------------------------------------------------------------------------------------
                Total $25 Par (or similar) Securities (cost $1,380,800,603)                                           1,436,922,759
                --------------------------------------------------------------------------------------------------------------------

                CONVERTIBLE PREFERRED SECURITIES - 3.8% (2.7% OF TOTAL INVESTMENTS)

------------------------------------------------------------------------------------------------------------------------------------
                DIVERSIFIED FINANCIAL SERVICES - 0.6%

     210,000    Citigroup Global Markets                                2.000%             Aa1         AA-               10,161,480

------------------------------------------------------------------------------------------------------------------------------------
                ELECTRIC UTILITIES - 0.4%

     126,500    FPL Group Inc.                                          8.000%             N/R          A-                8,173,165

------------------------------------------------------------------------------------------------------------------------------------
                FOOD & STAPLES RETAILING - 0.6%

     511,790    Albertson's, Inc.                                       7.250%            Baa2         BBB               11,448,742

------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE EQUIPMENT & SUPPLIES - 0.4%

     128,600    Baxter International Inc.                               7.000%            Baa1         N/R                7,110,294

------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - 0.2%

     118,000    XL Capital Ltd.                                         6.500%              A2           A                2,826,100

------------------------------------------------------------------------------------------------------------------------------------
                MULTI-UTILITIES & UNREGULATED POWER - 1.4%

     468,500    Dominion Resources Inc.                                 8.750%            Baa1        BBB+               25,978,325

------------------------------------------------------------------------------------------------------------------------------------
                THRIFTS & MORTGAGE FINANCE - 0.2%

     172,300    PMI Group Inc.                                          5.875%              A1           A                4,226,519
------------------------------------------------------------------------------------------------------------------------------------

                Total Convertible Preferred Securities (cost $61,683,044)                                                69,924,625
                --------------------------------------------------------------------------------------------------------------------
    PRINCIPAL                                                                                         RATINGS*
AMOUNT (000)/                                                                                      --------------            MARKET
       SHARES   DESCRIPTION(1)                                          COUPON        MATURITY     MOODY'S    S&P             VALUE
------------------------------------------------------------------------------------------------------------------------------------

                CAPITAL PREFERRED SECURITIES - 58.3% (40.9% OF TOTAL INVESTMENTS)

                CAPITAL MARKETS - 8.7%

      15,000    Ahmanson Capital Trust I, 144A                          8.360%        12/01/26        Baa1    BBB        16,339,275
       1,465    Bank of New York Capital I, Series B                    7.970%        12/31/26          A1     A-         1,585,791
       4,000    BT Capital Trust, Series B1                             7.900%         1/15/27          A2     A-         4,302,812
       2,000    BT Institutional Capital Trust B, 144A                  7.750%        12/01/26          A2     A-         2,149,380
         500    BT Preferred Capital Trust II                           7.875%         2/25/27          A2    N/R           540,544
       5,000    C.A. Preferred Fund Trust II                            7.000%        10/30/49          A1      A         5,276,950
      18,600    C.A. Preferred Funding Trust                            7.000%         1/30/49          A1      A        19,460,436
       5,050    First Hawaiian Capital Trust I, Series B                8.343%         7/01/27          A3     A-         5,528,947
       1,000    First Security Capital I                                8.410%        12/15/26         Aa2      A         1,092,936
      17,095    First Union Capital Trust II, Series A                  7.950%        11/15/29          A1     A-        22,835,569
      25,000    M&I Capital Trust A                                     7.650%        12/01/26          A2   BBB+        27,423,500
      25,000    Mellon Capital Trust I, Series A                        7.720%        12/01/26          A2     A-        26,858,675
       3,240    State Street Institutional Capital Trust, 144A          7.940%        12/30/26          A1      A         3,514,149
      19,800    UBS Preferred Funding Trust I                           8.622%        10/29/49          A1    AA-        23,550,219

------------------------------------------------------------------------------------------------------------------------------------
                COMMERCIAL BANKS - 27.0%

      19,000    AB Svensk Exportkredit, 144A                            6.375%        10/27/49         Aa3    AA-        19,739,822
      37,250    Abbey National Capital Trust I                          8.963%        12/30/49          A2     A-        54,495,484
       7,100    AgFirst Farm Credit Bank                                7.300%        12/15/53         N/R    N/R         7,579,967
       6,500    Bank One Capital III                                    8.750%         9/01/30          A1     A-         9,250,839
      26,355    BankBoston Capital Trust I, Series B                    8.250%        12/15/26         Aa3      A        28,631,150
       3,031    BankBoston Capital Trust II, Series B                   7.750%        12/15/26         Aa3      A         3,264,827
       5,000    BanPonce Trust I, Series A                              8.327%         2/01/27        Baa1   BBB-         5,399,260
      36,000    Barclays Bank plc, 144A                                 8.550%         6/15/49         Aa3     A+        43,362,612
       5,300    Barnett Capital I                                       8.060%        12/01/26         Aa3      A         5,733,137
       2,229    Corestates Capital Trust I, 144A                        8.000%        12/15/26          A1      A         2,415,106
       3,700    DBS Capital Funding Corporation, 144A                   7.657%         3/15/49          A1     A-         4,245,498
       3,500    First Chicago NBD Institutional Capital, 144A           7.950%        12/01/26          A1    N/R         3,783,010


                                       26

                        Nuveen Quality Preferred Income Fund 2 (JPS) (continued)
                             Portfolio of INVESTMENTS June 30, 2005 (Unaudited)
    PRINCIPAL                                                                                         RATINGS*
AMOUNT (000)/                                                                                      --------------            MARKET
       SHARES   DESCRIPTION(1)                                          COUPON        MATURITY     MOODY'S    S&P             VALUE
------------------------------------------------------------------------------------------------------------------------------------
                COMMERCIAL BANKS (continued)

        1,500   First Empire Capital Trust I                            8.234%         2/01/27        Baa1    BBB   $     1,621,500
        1,500   First Midwest Bancorp Inc.                              6.950%        12/01/33        Baa2   BBB-         1,733,100
       22,080   Fleet Capital Trust II                                  7.920%        12/11/26         Aa3      A        23,841,896
        2,400   HSBC Capital Funding LP, 144A                           9.547%        12/31/49          A1     A-         2,927,309
        6,250   HSBC Capital Funding LP, Debt                          10.176%         6/30/50          A1     A-        10,031,069
       32,000   KBC Bank Fund Trust III, 144A                           9.860%        11/02/49          A2     A-        38,602,720
        8,000   KeyCorp Capital III                                     7.750%         7/15/29          A3    BBB         9,955,104
        2,500   KeyCorp Institutional Capital Trust A                   7.826%        12/01/26          A3    BBB         2,701,400
       13,500   Lloyds TSB Bank plc, Subordinated Note                  6.900%        11/22/49         Aa2     A+        14,112,347
       19,500   NB Capital Trust II                                     7.830%        12/15/26         Aa3      A        21,033,090
       14,000   Nordbanken AB, 144A                                     8.950%        11/29/49          A2     A-        16,437,736
        2,000   North Fork Capital Trust I, Capital Securities          8.700%        12/15/26          A3   BBB-         2,176,018
        8,000   North Fork Capital Trust II                             8.000%        12/15/27          A3   BBB-         8,787,432
        2,000   Peoples Heritage Capital Trust I, Series B              9.060%         2/01/27          A3    BB+         2,172,252
       33,085   PNC Institutional Capital Securities, 144A              7.950%        12/15/26          A3   BBB+        35,597,806
        2,000   Popular North American Capital Trust I                  6.564%         9/15/34        Baa1   BBB-         2,230,634
       13,100   RBS Capital Trust B                                     6.800%        12/31/49          A1      A        13,558,697
        8,000   Reliance Capital Trust I, Series B                      8.170%         5/01/28         N/R    N/R         8,939,704
          500   Republic New York Capital II, Capital Securities        7.530%        12/04/26          A1     A-           536,171
       17,500   Royal Bank of Scotland Group plc                        9.118%         3/31/49          A1      A        20,861,908
        2,150   Royal Bank of Scotland Group plc                        7.648%         8/31/49          A1      A         2,742,897
        5,000   Sparebanken Rogaland, Notes, 144A                       6.443%         5/01/49        Baa1    N/R         5,188,530
        9,000   St. George Funding Company LLC, 144A                    8.485%         6/30/47        Baa1    N/R        10,190,367
        3,400   Swedbank ForeningsSparbanken AB, 144A                   9.000%        12/29/49          A2   BBB+         4,021,581
        7,500   Union Planters Capital Trust A                          8.200%        12/15/26          A2   BBB+         8,096,160
          240   Union Planters Preferred Fund, 144A                     7.750%         7/15/53          A2   BBB+        27,525,000
        1,000   Wells Fargo Capital Securities                          7.950%        12/01/26         Aa2      A         1,082,567
       10,000   Zions Institutional Capital Trust, Series A             8.536%        12/15/26        Baa1    BBB        10,943,720

------------------------------------------------------------------------------------------------------------------------------------
                DIVERSIFIED FINANCIAL SERVICES - 5.5%

        1,000   BNP Paribas Capital Trust, 144A                         9.003%        12/29/49          A1     A+         1,212,338
        2,750   BNP Paribas Capital Trust                               7.200%        12/31/49          A1     A+         2,869,312
        8,750   Chase Capital Trust I, Series A                         7.670%        12/01/26          A1     A-         9,423,890
       44,010   HBOS Capital Funding LP, Notes                          6.850%         3/01/49          A1      A        45,628,644
        3,600   JPM Capital Trust I                                     7.540%         1/15/27          A1     A-         3,879,774
       22,085   JPM Capital Trust II                                    7.950%         2/01/27          A1     A-        24,001,735
       13,800   Old Mutual Capital Funding, Notes                       8.000%         6/22/53        Baa2    N/R        14,616,146

------------------------------------------------------------------------------------------------------------------------------------
                DIVERSIFIED TELECOMMUNICATION SERVICES - 2.2%

       30,250   Centaur Funding Corporation, Series B, 144A             9.080%         4/21/20        Baa1   BBB+        41,206,172

------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - 11.1%

       14,280   Ace Capital Trust II                                    9.700%         4/01/30        Baa1   BBB-        19,763,620
        2,000   Allstate Financing II                                   7.830%        12/01/45          A2     A-         2,155,128
       28,000   American General Institutional Capital, 144A            8.125%         3/15/46         Aa3     A+        38,158,484
       10,000   Berkeley Capital Trust                                  8.197%        12/15/45        Baa3   BBB-        10,386,080
        2,000   Mangrove Bay, Class 3, 144A                             6.102%         7/15/33        Baa1   BBB+         2,062,034
        6,000   MIC Financing Trust I                                   8.375%         2/01/27          A1     A+         6,290,484
       10,250   Prudential plc                                          6.500%         6/29/49        Baa1      A        10,339,595
       10,000   RenaissanceRe Capital Trust                             8.540%         3/01/27        Baa1   BBB+        10,925,050
       51,700   Sun Life Canada Capital Trust, Capital Securities, 144A 8.526%         5/06/47          A1     A+        56,857,540
       43,000   Zurich Capital Trust I, 144A                            8.376%         6/01/37        Baa2     A-        47,574,426

------------------------------------------------------------------------------------------------------------------------------------
                OIL & GAS - 1.3%

        3,680   KN Capital Trust I, Preferred Securities                8.560%         4/15/27        Baa3    BB+         4,034,436
       10,750   KN Capital Trust III                                    7.630%         4/15/28        Baa3    BB+        12,619,500
        7,355   Phillips 66 Capital Trust II                            8.000%         1/15/37        Baa2    BBB         8,021,694

------------------------------------------------------------------------------------------------------------------------------------
                THRIFTS & MORTGAGE FINANCE - 2.5%

        8,595   Countrywide Capital Trust I                             8.000%        12/15/26        Baa1   BBB+         8,915,740
        8,460   Countrywide Capital Trust III, Series B                 8.050%         6/15/27        Baa1   BBB+        10,567,217
       11,825   Dime Capital Trust I, Series A                          9.330%         5/06/27        Baa1    BBB        13,135,702


                                       27

                        Nuveen Quality Preferred Income Fund 2 (JPS) (continued)
                             Portfolio of INVESTMENTS June 30, 2005 (Unaudited)
    PRINCIPAL                                                                                         RATINGS*
AMOUNT (000)/                                                                                      --------------            MARKET
       SHARES   DESCRIPTION(1)                                          COUPON        MATURITY     MOODY'S    S&P             VALUE
------------------------------------------------------------------------------------------------------------------------------------
                THRIFTS & MORTGAGE FINANCE (continued)

      13,000    Great Western Financial Trust II, Series A              8.206%         2/01/27        Baa1    BBB    $   14,126,970
------------------------------------------------------------------------------------------------------------------------------------
                Total Capital Preferred Securities (cost $1,007,768,223)                                              1,074,780,321
                --------------------------------------------------------------------------------------------------------------------

                CORPORATE BONDS - 0.3% (0.2% OF TOTAL INVESTMENTS)

                AUTOMOBILES - 0.3%

       7,150    Ford Motor Company, Debenture                           7.400%        11/01/46        Baa3    BB+         5,587,561
------------------------------------------------------------------------------------------------------------------------------------
                Total Corporate Bonds (cost $5,679,599)                                                                   5,587,561
                --------------------------------------------------------------------------------------------------------------------

                REPURCHASE AGREEMENTS - 2.2% (1.5% OF TOTAL INVESTMENTS)

                State Street Bank, 2.600%, dated 6/30/05, due 7/01/05, repurchase price $41,299,403, collateralized by $30,670,000 U.S. Treasury Bonds, 7.125%, due 2/15/23,
$     41,296      value $42,123,589                                                                                      41,296,420
============    --------------------------------------------------------------------------------------------------------------------
                Total Repurchase Agreements (cost $41,296,420)                                                           41,296,420
                --------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $2,497,227,889) - 142.5%                                                      2,628,511,686
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 0.9%                                                                     16,076,410
                --------------------------------------------------------------------------------------------------------------------
                FundPreferred Shares, at Liquidation Value - (43.4)%                                                   (800,000,000)
                --------------------------------------------------------------------------------------------------------------------
                 Net Assets Applicable to Common Shares - 100%                                                       $1,844,588,096
                ====================================================================================================================

                INTEREST RATE SWAP TRANSACTIONS OUTSTANDING AT JUNE 30, 2005:
                                                                                                                         UNREALIZED
                                                          NOTIONAL                                    TERMINATION      APPRECIATION
                COUNTERPARTY                                AMOUNT     FIXED RATE   FLOATING RATE**          DATE     (DEPRECIATION)
                --------------------------------------------------------------------------------------------------------------------
                Citibank, N.A.                        $200,000,000        2.6300%            3.1500%     11/06/05        $  733,064
                Citibank, N.A.                         200,000,000        3.3750             3.1500      11/06/07         2,512,458
                Citibank, N.A.                         200,000,000        3.9100             3.1500      11/06/09           841,781
                --------------------------------------------------------------------------------------------------------------------
                                                                                                                         $4,087,303
                ====================================================================================================================

                     (1) All percentages shown in the Portfolio of Investments
                         are based on net assets applicable to Common shares unless otherwise noted.

                       * Ratings: Below Baa by Moody's Investor Service, Inc. or
                         BBB by Standard & Poor's Group are considered to be below investment grade.

                      ** Based on LIBOR (London Interbank Offered Rate)

                    144A 144A securities are those which are exempt from
                         registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

                 (CBTCS) Corporate Backed Trust Certificates.

                 (CORTS) Corporate Backed Trust Securities.

                 (PCARS) Public Credit and Repackaged Securities.

                 (PPLUS) PreferredPlus Trust.

               (SATURNS) Structured Asset Trust Unit Repackaging.

                    N/R  Security is not rated.

                                 See accompanying notes to financial statements.

                        Nuveen Quality Preferred Income Fund 3 (JHP)
                        Portfolio of
                                INVESTMENTS June 30, 2005 (Unaudited)
                                                                                            RATINGS*
                                                                                       -------------------                   MARKET
       SHARES   DESCRIPTION(1)                                          COUPON         MOODY'S         S&P                    VALUE
------------------------------------------------------------------------------------------------------------------------------------

                $25 PAR (OR SIMILAR) SECURITIES - 85.2% (58.4% OF TOTAL INVESTMENTS)


                AUTOMOBILES - 0.1%

        8,000   DaimlerChrysler AG (CORTS)                              7.875%              A3         BBB          $       208,000

------------------------------------------------------------------------------------------------------------------------------------
                CAPITAL MARKETS - 7.1%

       32,000   Bear Stearns Capital Trust III                          7.800%              A2         BBB                  828,800
       50,100   Compass Capital Trust III                               7.350%              A3        BBB-                1,302,600
       39,900   CSFB USA, Series 2002-10 (SATURNS)                      7.000%             Aa3          A+                1,041,390
       23,100   First Union Capital II, Series II (CORTS)               7.500%              A1          A-                  606,837
       11,300   First Union Institutional Capital II (CORTS)            8.200%              A1          A-                  311,428
      355,900   Lehman Brothers Holdings Capital Trust III, Series K    6.375%              A2        BBB+                8,950,885
       18,300   Merrill Lynch Preferred Capital Trust IV                7.120%              A1          A-                  484,035
       76,100   Merrill Lynch Preferred Capital Trust V                 7.280%              A1          A-                2,037,197
       36,300   Merrill Lynch Preferred Capital Trust                   7.750%              A1          A-                  951,060
       80,000   Morgan Stanley Capital Trust II                         7.250%              A1          A-                2,070,400
      212,600   Morgan Stanley Capital Trust III                        6.250%              A1          A-                5,344,764
       40,900   Morgan Stanley (PPLUS)                                  7.050%             Aa3          A+                1,061,355

------------------------------------------------------------------------------------------------------------------------------------
                COMMERCIAL BANKS - 14.4%

        3,700   Abbey National plc, Series B                            7.375%              A2           A                   99,160
      105,898   ABN AMRO Capital Trust Fund VII                         6.080%              A2           A                2,631,565
       34,100   ASBC Capital I                                          7.625%            Baa1        BBB-                  903,650
       60,394   BAC Capital Trust I                                     7.000%             Aa3           A                1,558,769
       38,700   BAC Capital Trust II                                    7.000%             Aa3           A                1,008,135
       99,500   BAC Capital Trust III                                   7.000%             Aa3           A                2,608,890
       64,900   BAC Capital Trust V                                     6.000%             Aa3           A                1,644,566
       32,800   Banco Santander                                         6.410%              A2        BBB+                  828,200
       37,300   Banco Totta & Acores Finance, Series A                  8.875%              A3         N/R                  993,113
       18,600   BancWest Capital I                                      9.500%              A3          A-                  478,578
      222,200   Banesto Holdings, Series A, 144A                       10.500%              A2         N/R                6,929,863
       32,300   Bank One Capital Trust VI                               7.200%              A1          A-                  842,384
        4,800   BankNorth Capital Trust II                              8.000%              A3         BB+                  126,048
       23,000   Chittenden Capital Trust I                              8.000%            Baa1         BB+                  606,740
       44,500   Cobank ABC, 144A                                        7.000%             N/R         N/R                2,452,351
       54,200   Comerica Capital Trust I                                7.600%              A3        BBB+                1,392,940
      161,300   Fleet Capital Trust VII                                 7.200%             Aa3           A                4,155,088
       26,516   Fleet Capital Trust VIII                                7.200%             Aa3           A                  688,355
        6,400   KeyCorp Capital Trust V                                 5.875%              A3         BBB                  158,656
        7,100   KeyCorp (PCARS)                                         7.500%              A3         N/R                  183,890
        7,200   KeyCorp, Series 2001-7 (CORTS)                          7.750%              A3         BBB                  189,576
       12,500   KeyCorp, Series B (CORTS)                               8.250%              A3         BBB                  319,250
       22,400   National Commerce Capital Trust II                      7.700%              A1          A-                  584,416
       30,400   National Westminster Bank plc, Series A                 7.875%             Aa2          A+                  787,360
       16,500   National Westminster Bank plc, Series B                 7.875%             Aa3          A+                  424,050
       20,100   PNC Capital Trust                                       6.125%              A3         BBB                  508,128
       40,000   Royal Bank of Scotland Group plc, Series M              6.400%              A1           A                1,030,800
      104,465   Royal Bank of Scotland Group plc, Series N              6.350%              A1           A                2,650,277
       17,000   SunTrust Capital Trust IV                               7.125%              A1          A-                  438,600
       25,500   SunTrust Capital Trust V                                7.050%              A1          A-                  659,940
      110,300   USB Capital Trust III                                   7.750%             Aa3          A-                2,861,182
       59,500   USB Capital Trust IV                                    7.350%             Aa3          A-                1,554,140
       50,000   USB Capital Trust V                                     7.250%             Aa3          A-                1,300,000
       19,000   VNB Capital Trust I                                     7.750%            Baa1         BBB                  494,000
       31,600   Washington Mutual Capital Trust I, Series 2001-22,      7.650%            Baa1         BBB                  816,860
                  Class A-1 (CORTS)
       16,000   Well Fargo Capital Trust IX                             5.625%             Aa2           A                  392,320


                                       29

                        Nuveen Quality Preferred Income Fund 3 (JHP) (continued)
                             Portfolio of INVESTMENTS June 30, 2005 (Unaudited)
                                                                                            RATINGS*
                                                                                       -------------------
       SHARES   DESCRIPTION(1)                                          COUPON         MOODY'S         S&P                    VALUE
------------------------------------------------------------------------------------------------------------------------------------
                COMMERCIAL BANKS (continued)

       35,800   Wells Fargo Capital Trust V                             7.000%             Aa2           A          $       925,072
       87,900   Wells Fargo Capital Trust VII                           5.850%             Aa2           A                2,197,500
       80,800   Zions Capital Trust B                                   8.000%            Baa1        BBB-                2,161,400

------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER FINANCE - 4.3%

       14,600   Household Capital Trust VI                              8.250%              A2        BBB+                  378,578
      100,500   Household Capital Trust VII                             7.500%              A2        BBB+                2,629,080
      120,000   HSBC Finance Corporation                                6.360%              A3        BBB+                3,060,000
      136,000   HSBC Finance Corporation                                6.875%              A1           A                3,583,600
       95,300   SLM Corporation, Series A                               6.970%            Baa1        BBB+                5,444,013

------------------------------------------------------------------------------------------------------------------------------------
                DIVERSIFIED FINANCIAL SERVICES - 8.9%

       10,000   BBVA Preferred Capital Ltd., Series B                   7.750%              A1          A-                  257,700
       42,900   CIT Group Incorporated (CORTS)                          7.750%              A3        BBB+                1,181,895
       25,600   Citigroup Capital Trust VII                             7.125%             Aa2           A                  664,064
       51,200   Citigroup Capital Trust VIII                            6.950%             Aa2           A                1,312,768
       13,000   Citigroup Capital Trust XI                              6.000%             Aa2           A                  326,560
       16,549   Citigroup Inc., Series F                                6.365%             Aa3           A                  871,305
       68,500   Citigroup Inc., Series H                                6.231%             Aa3         N/R                3,655,845
       50,901   Citigroup Inc., Series M                                5.864%             Aa3           A                2,595,951
      142,900   ING Group NV                                            7.050%             N/R          A-                3,736,835
      504,300   ING Group NV                                            7.200%              A2          A-               13,288,305
       42,600   JPMorgan Chase Capital Trust X                          7.000%              A1         N/R                1,107,600
       43,800   JPMorgan Chase Capital Trust XVI                        6.350%              A1          A-                1,109,892
       25,800   JPMorgan Chase Trust, Series 2002-6, Class A (SATURNS)  7.125%              A1          A-                  680,088
       22,000   Merrill Lynch Capital Trust II                          8.000%              A1          A-                  588,500

------------------------------------------------------------------------------------------------------------------------------------
                DIVERSIFIED TELECOMMUNICATION SERVICES - 0.4%

        6,000   BellSouth Corporation (CORTS)                           7.000%              A2           A                  154,200
       12,900   BellSouth Inc. (CORTS)                                  7.000%              A2           A                  334,755
       25,200   Verizon Communications (CORTS)                          7.625%              A2          A+                  661,500
       15,300   Verizon New England Inc., Series B                      7.000%              A2         N/R                  400,248

------------------------------------------------------------------------------------------------------------------------------------
                ELECTRIC UTILITIES - 2.3%

       53,400   Entergy Louisiana Inc.                                  7.600%            Baa1          A-                1,399,614
      203,447   Entergy Mississippi Inc.                                7.250%            Baa2          A-                5,349,639
       13,100   Georgia Power Company                                   5.700%             Aaa         AAA                  333,395
       10,500   National Rural Utilities Cooperative Finance Corporation7.600%              A3        BBB+                  269,535
        4,500   National Rural Utilities Cooperative Finance Corporation7.400%              A3        BBB+                  117,000
       18,300   Tennessee Valley Authority, Series D                    6.750%             Aaa         AAA                  468,297

------------------------------------------------------------------------------------------------------------------------------------
                FOOD PRODUCTS - 0.7%

       23,500   Dairy Farmers of America Inc., 144A                     7.875%             Ba1        BBB-                2,463,094

------------------------------------------------------------------------------------------------------------------------------------
                GAS UTILITIES - 0.2%

       32,900   AGL Capital Trust II                                    8.000%            Baa2         BBB                  851,781

------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE PROVIDERS & SERVICES - 0.1%

       12,500   Aetna Incorporated                                      8.500%            Baa1        BBB+                  326,375

------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - 19.0%

      133,000   Ace Ltd., Series C                                      7.800%            Baa2        BBB-                3,564,400
      398,838   Aegon NV                                                6.375%              A3          A-               10,078,636
       30,700   AMBAC Financial Group Inc.                              5.950%             Aa2          AA                  784,078
       95,000   AMBAC Financial Group Inc.                              5.875%             Aa2          AA                2,396,850
        8,500   American General Capital III                            8.050%             Aa3          A+                  219,555
      134,400   Delphi Financial Group Inc.                             8.000%            Baa3         BBB                3,601,920
      261,171   EverestRe Group Limited                                 7.850%            Baa1         BBB                6,957,595
      151,100   Financial Security Assurance Holdings                   6.250%             Aa2          AA                3,872,693
       68,900   Hartford Capital Trust III, Series C                    7.450%            Baa1         BBB                1,775,553
      106,900   Lincoln National Capital Trust V, Series E              7.650%            Baa1         BBB                2,789,021
        4,000   MetLife Inc.                                            5.875%              A2           A                  100,560
      193,700   MetLife Inc., Series B                                  6.500%            Baa1         BBB                4,877,366
      140,000   PartnerRe Limited, Series C                             6.750%            Baa1        BBB+                3,570,000


                                       30

                                                                                            RATINGS*
                                                                                       -------------------
       SHARES   DESCRIPTION(1)                                          COUPON         MOODY'S         S&P                    VALUE
------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE (continued)

       55,700   PartnerRe Limited                                       7.900%              A3        BBB+          $     1,445,972
       55,700   PLC Capital Trust III                                   7.500%            Baa1        BBB+                1,445,972
       15,500   PLC Capital Trust IV                                    7.250%            Baa1        BBB+                  406,100
       52,544   Prudential plc                                          6.750%            Baa1           A                1,379,280
      217,000   RenaissanceRe Holdings Ltd., Series B                   7.300%            Baa2        BBB+                5,691,910
       41,500   RenaissanceRe Holdings Ltd., Series A                   8.100%            Baa2        BBB+                1,088,960
       16,400   Safeco Capital Trust I (CORTS)                          8.700%            Baa2        BBB-                  439,684
        9,300   Safeco Capital Trust I, Series 2001-4 (CORTS)           8.750%            Baa2        BBB-                  246,357
       32,200   Safeco Corporation, Series 2001-7 (SATURNS)             8.250%            Baa2        BBB-                  846,860
       61,800   XL Capital Ltd., Series A                               8.000%            Baa1        BBB+                1,643,880
      289,400   XL Capital Ltd., Series B                               7.625%            Baa1        BBB+                7,593,856

------------------------------------------------------------------------------------------------------------------------------------
                MULTI-UTILITIES & UNREGULATED POWER - 0.3%

       17,900   Dominion CNG Capital Trust I                            7.800%            Baa1        BBB-                  468,622
       24,300   Energy East Capital Trust I                             8.250%            Baa3        BBB-                  637,875

------------------------------------------------------------------------------------------------------------------------------------
                OIL & GAS - 1.7%

      187,900   Nexen Inc.                                              7.350%            Baa3         BB+                4,954,923
       34,700   TransCanada Pipeline                                    8.250%              A3         BBB                  898,730

------------------------------------------------------------------------------------------------------------------------------------
                PHARMACEUTICALS - 0.1%

       10,000   Bristol Myers Squibb Company (CORTS)                    6.250%              A1          A+                  260,000

------------------------------------------------------------------------------------------------------------------------------------
                REAL ESTATE - 18.8%

       10,700   AvalonBay Communities, Inc., Series H                   8.700%            Baa2         BBB                  299,600
      135,900   BRE Properties, Series C                                6.750%            Baa3        BBB-                3,405,654
        8,829   BRE Properties, Series D                                6.750%            Baa3        BBB-                  220,946
      200,533   CarrAmerica Realty Corporation, Series E                7.500%            Baa3        BBB-                5,187,789
       30,000   Developers Diversified Realty Corporation, Series H     7.375%             Ba1        BBB-                  760,200
      170,900   Developers Diversified Realty Corporation, Series G     8.000%             Ba1        BBB-                4,443,400
       26,300   Developers Diversified Realty Corporation, Series F     8.600%             Ba1        BBB-                  696,161
      112,500   Duke Realty Corporation, Series L                       6.600%            Baa2         BBB                2,815,875
       60,644   Equity Office Properties Trust, Series G                7.750%            Baa3         BBB                1,620,408
       18,500   Equity Residential Properties Trust, Series C           9.125%            Baa2         BBB                  483,960
       20,800   Equity Residential Properties Trust, Series D           8.600%            Baa2         BBB                  553,904
       25,900   Equity Residential Properties Trust                     9.125%            Baa2         BBB                  656,047
       55,300   Federal Realty Investment Trust                         8.500%            Baa3        BBB-                1,467,662
        5,100   First Industrial Realty Trust Inc., Series C            8.625%            Baa3        BBB-                  137,241
      131,900   HRPT Properties Trust, Series A                         9.875%            Baa3        BBB-                3,439,952
      240,207   HRPT Properties Trust, Series B                         8.750%            Baa3        BBB-                6,504,806
       21,000   New Plan Excel Realty Trust, Series D                   7.800%            Baa3        BBB-                1,080,845
       35,600   New Plan Excel Realty Trust, Series E                   7.625%             N/R        BBB-                  925,244
       20,000   Prologis Trust, Series G                                6.750%            Baa2         BBB                  509,600
      136,000   PS Business Parks Inc.                                  7.000%             Ba1        BBB-                3,345,600
       36,900   PS Business Parks Inc., Series D                        9.500%             Ba2        BBB-                  964,197
        8,300   PS Business Parks Inc., Series F                        8.750%             Ba2        BBB-                  218,622
      120,000   PS Business Parks Inc., Series L                        7.600%             Ba1        BBB-                3,072,600
       40,900   Public Storage Inc., Series Q                           8.600%            Baa2        BBB+                1,051,948
      129,533   Public Storage Inc., Series R                           8.000%            Baa2        BBB+                3,367,858
       19,300   Public Storage Inc., Series S                           7.875%            Baa2        BBB+                  500,256
       22,500   Public Storage Inc., Series T                           7.625%            Baa2        BBB+                  583,650
       11,000   Public Storage Inc., Series U                           7.625%            Baa2        BBB+                  287,650
       17,000   Public Storage Inc., Series V                           7.500%            Baa2        BBB+                  447,100
       12,600   Regency Centers Corporation                             7.450%            Baa3        BBB-                  324,387
       80,700   Regency Centers Corporation                             7.250%            Baa3        BBB-                2,069,955
        7,500   Simon Property Group, Inc., Series F                    8.750%            Baa2        BBB-                  197,475
       68,600   Simon Property Group, Inc., Series G                    7.890%            Baa2         BBB                3,689,308
       36,400   United Dominion Realty Trust                            8.600%            Baa3        BBB-                  969,332
       61,800   Vornado Realty Trust, Series G                          6.625%            Baa3        BBB-                1,535,730
      252,700   Wachovia Preferred Funding Corporation                  7.250%              A2        BBB+                7,252,490
       39,600   Weingarten Realty Trust, Series E                       6.950%            Baa1          A-                1,043,856


                                       31

                        Nuveen Quality Preferred Income Fund 3 (JHP) (continued)
                             Portfolio of INVESTMENTS June 30, 2005 (Unaudited)
                                                                                            RATINGS*
                                                                                       -------------------                   MARKET
       SHARES   DESCRIPTION(1)                                          COUPON         MOODY'S         S&P                    VALUE
------------------------------------------------------------------------------------------------------------------------------------

                SPECIALTY RETAIL - 0.2%

       20,000   Sherwin Williams Company, Series III (CORTS)            7.250%              A2           A          $       532,000

------------------------------------------------------------------------------------------------------------------------------------
                THRIFTS & MORTGAGE FINANCE - 4.4%

       16,600   Countrywide Capital Trust II, Series II (CORTS)         8.000%            Baa1        BBB+                  433,924
      240,430   Countrywide Capital Trust IV                            6.750%            Baa1        BBB+                6,241,563
       25,600   Fannie Mae                                              0.000%             Aa3         AA-                1,426,401
       42,700   Fannie Mae                                              5.125%             Aa3         AA-                1,878,800
       43,800   Fannie Mae                                              3.780%             Aa3         AA-                2,177,079
       20,900   Federal Home Loan Mortgage Corporation                  6.000%             Aa3         AA-                1,079,485
        9,000   Federal Home Loan Mortgage Corporation                  6.140%             Aa3         N/R                  451,125
       19,900   Federal Home Loan Mortgage Corporation                  5.100%             Aa3         AA-                  859,680
       20,800   Federal Home Loan Mortgage Corporation                  5.000%             Aa3         AA-                  904,800

------------------------------------------------------------------------------------------------------------------------------------
                U.S. AGENCY - 0.1%

        7,000   Federal Home Loan Mortgage Corporation                  5.300%             Aa3         AA-                  311,938

------------------------------------------------------------------------------------------------------------------------------------
                WIRELESS TELECOMMUNICATION SERVICES - 2.1%

      116,901   Telephone and Data Systems Inc.                         7.600%            Baa1          A-                3,010,201
      157,500   United States Cellular Corporation                      8.750%            Baa1          A-                4,315,500
        5,300   United States Cellular Corporation                      7.500%            Baa1          A-                  141,666
------------------------------------------------------------------------------------------------------------------------------------
                Total $25 Par (or similar) Securities (cost $293,637,462)                                               299,319,253
                --------------------------------------------------------------------------------------------------------------------

                CONVERTIBLE PREFERRED SECURITIES - 3.7% (2.5% OF TOTAL INVESTMENTS)

                DIVERSIFIED FINANCIAL SERVICES - 0.9%

       61,000   Citigroup Global Markets                                2.000%             Aa1         AA-                2,951,668

------------------------------------------------------------------------------------------------------------------------------------
                FOOD & STAPLES RETAILING - 0.7%

      100,196   Albertson's, Inc.                                       7.250%            Baa2         BBB                2,241,385

------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE EQUIPMENT & SUPPLIES - 0.4%

       28,000   Baxter International Inc.                               7.000%            Baa1         N/R                1,548,120

------------------------------------------------------------------------------------------------------------------------------------
                MULTI-UTILITIES & UNREGULATED POWER - 1.6%

      102,400   Dominion Resources Inc.                                 8.750%            Baa1        BBB+                5,678,080

------------------------------------------------------------------------------------------------------------------------------------
                THRIFTS & MORTGAGE FINANCE - 0.1%

       20,100   PMI Group Inc.                                          5.875%              A1           A                  493,053
------------------------------------------------------------------------------------------------------------------------------------
                Total Convertible Preferred Securities (cost $11,385,461)                                                12,912,306
                --------------------------------------------------------------------------------------------------------------------
    PRINCIPAL                                                                                         RATINGS*
AMOUNT (000)/                                                                                      --------------            MARKET
       SHARES   DESCRIPTION(1)                                          COUPON        MATURITY     MOODY'S    S&P             VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CAPITAL PREFERRED SECURITIES - 55.5% (38.0% OF TOTAL INVESTMENTS)


                CAPITAL MARKETS - 7.4%

        5,000   Ahmanson Capital Trust I, 144A                          8.360%        12/01/26        Baa1    BBB         5,446,425
        1,000   Bank of New York Capital I, Series B                    7.970%        12/31/26          A1     A-         1,082,451
        1,000   BT Capital Trust, Series B1                             7.900%         1/15/27          A2     A-         1,075,703
        1,000   BT Institutional Capital Trust B, 144A                  7.750%        12/01/26          A2     A-         1,074,690
          500   BT Preferred Capital Trust II                           7.875%         2/25/27          A2    N/R           540,544
          250   C.A. Preferred Fund Trust II                            7.000%        10/30/49          A1      A           263,848
        3,750   C.A. Preferred Funding Trust                            7.000%         1/30/49          A1      A         3,923,475
        1,000   First Hawaiian Capital Trust I, Series B                8.343%         7/01/27          A3     A-         1,094,841
        8,485   First Union Capital Trust II, Series A                  7.950%        11/15/29          A1     A-        11,334,297

------------------------------------------------------------------------------------------------------------------------------------
                COMMERCIAL BANKS - 21.2%

        2,000   AB Svensk Exportkredit, 144A                            6.375%        10/27/49         Aa3    AA-         2,077,876
        1,000   Abbey National Capital Trust I                          8.963%        12/30/49          A2     A-         1,462,966
        1,900   AgFirst Farm Credit Bank                                7.300%        12/15/53         N/R    N/R         2,028,442
        1,000   BankAmerica Capital II, Series 2                        8.000%        12/15/26         Aa3      A         1,081,465
        1,500   BankBoston Capital Trust II, Series B                   7.750%        12/15/26         Aa3      A         1,615,718


                                       32

    PRINCIPAL                                                                                         RATINGS*
AMOUNT (000)/                                                                                      --------------            MARKET
       SHARES   DESCRIPTION(1)                                          COUPON        MATURITY     MOODY'S    S&P             VALUE
------------------------------------------------------------------------------------------------------------------------------------
                COMMERCIAL BANKS (continued)

        1,000   BanPonce Trust I, Series A                              8.327%         2/01/27        Baa1   BBB-   $     1,079,852
        6,200   Barclays Bank plc, 144A                                 8.550%         6/15/49         Aa3     A+         7,468,005
          900   DBS Capital Funding Corporation, 144A                   7.657%         3/15/49          A1     A-         1,032,689
        1,000   First Chicago NBD Institutional Capital, 144A           7.950%        12/01/26          A1    N/R         1,080,860
        1,000   First Empire Capital Trust I                            8.234%         2/01/27        Baa1    BBB         1,081,000
          500   First Midwest Bancorp Inc.                              6.950%        12/01/33        Baa2   BBB-           577,700
        1,430   HSBC USA Capital Trust II, 144A                         8.380%         5/15/27         N/R     A-         1,573,102
        2,500   KBC Bank Fund Trust III, 144A                           9.860%        11/02/49          A2     A-         3,015,838
        1,000   KeyCorp Capital II                                      6.875%         3/17/29          A3    BBB         1,131,248
        2,500   Lloyds TSB Bank plc, Subordinated Note                  6.900%        11/22/49         Aa2     A+         2,613,398
        4,000   North Fork Capital Trust I, Capital Securities          8.700%        12/15/26          A3   BBB-         4,352,036
        1,500   North Fork Capital Trust II                             8.000%        12/15/27          A3   BBB-         1,647,644
        3,150   Peoples Heritage Capital Trust I, Series B              9.060%         2/01/27          A3    BB+         3,421,297
        9,200   PNC Institutional Capital Trust B, 144A                 8.315%         5/15/27          A3    BBB        10,058,507
        1,000   Popular North American Capital Trust I                  6.564%         9/15/34        Baa1   BBB-         1,115,317
        4,500   RBS Capital Trust B                                     6.800%        12/31/49          A1      A         4,657,568
        2,500   St. George Funding Company LLC, 144A                    8.485%         6/30/47        Baa1    N/R         2,830,658
          655   Swedbank ForeningsSparbanken AB, 144A                   9.000%        12/29/49          A2   BBB+           774,746
        4,600   Union Planters Capital Trust A                          8.200%        12/15/26          A2   BBB+         4,965,645
           70   Union Planters Preferred Fund, 144A                     7.750%         7/15/53          A2   BBB+         8,028,125
        3,000   Zions Institutional Capital Trust, Series A             8.536%        12/15/26        Baa1    BBB         3,283,116

------------------------------------------------------------------------------------------------------------------------------------
                DIVERSIFIED FINANCIAL SERVICES - 6.6%

        1,000   BNP Paribas Capital Trust                               7.200%        12/31/49          A1     A+         1,043,386
        1,000   Chase Capital Trust I, Series A                         7.670%        12/01/26          A1     A-         1,077,016
        9,100   HBOS Capital Funding LP, Notes                          6.850%         3/01/49          A1      A         9,434,689
        9,000   JPM Capital Trust I                                     7.540%         1/15/27          A1     A-         9,699,435
        1,800   Old Mutual Capital Funding, Notes                       8.000%         6/22/53        Baa2    N/R         1,906,454

------------------------------------------------------------------------------------------------------------------------------------
                DIVERSIFIED TELECOMMUNICATION SERVICES - 2.0%

        5,260   Centaur Funding Corporation, Series B, 144A             9.080%         4/21/20        Baa1   BBB+         7,165,106

------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - 14.3%

        3,450   Ace Capital Trust II                                    9.700%         4/01/30        Baa1   BBB-         4,774,824
          500   Allstate Financing II                                   7.830%        12/01/45          A2     A-           538,782
        5,000   Berkeley Capital Trust                                  8.197%        12/15/45        Baa3   BBB-         5,193,040
          750   Mangrove Bay, Class 3, 144A                             6.102%         7/15/33        Baa1   BBB+           773,263
       10,000   MIC Financing Trust I                                   8.375%         2/01/27          A1     A+        10,484,140
        1,500   Prudential plc                                          6.500%         6/29/49        Baa1      A         1,513,112
        3,000   RenaissanceRe Capital Trust                             8.540%         3/01/27        Baa1   BBB+         3,277,515
       10,000   Sun Life Canada Capital Trust, Capital                  8.526%         5/06/47          A1     A+        10,997,590
                  Securities, 144A
       11,500   Zurich Capital Trust I, 144A                            8.376%         6/01/37        Baa2     A-        12,723,393

------------------------------------------------------------------------------------------------------------------------------------
                OIL & GAS - 2.4%

        3,000   KN Capital Trust III                                    7.630%         4/15/28        Baa3    BB+         3,521,721
        4,500   Phillips 66 Capital Trust II                            8.000%         1/15/37        Baa2    BBB         4,907,902

------------------------------------------------------------------------------------------------------------------------------------
                THRIFTS & MORTGAGE FINANCE - 1.6%

        1,000   Countrywide Capital Trust I                             8.000%        12/15/26        Baa1   BBB+         1,037,317
        4,225   Dime Capital Trust I, Series A                          9.330%         5/06/27        Baa1    BBB         4,693,302
------------------------------------------------------------------------------------------------------------------------------------
                Total Capital Preferred Securities (cost $187,773,615)                                                  194,653,079
                --------------------------------------------------------------------------------------------------------------------


                                       33

                        Nuveen Quality Preferred Income Fund 3 (JHP) (continued)
                             Portfolio of INVESTMENTS June 30, 2005 (Unaudited)
    PRINCIPAL                                                                                         RATINGS*
AMOUNT (000)/                                                                                      --------------            MARKET
       SHARES   DESCRIPTION(1)                                          COUPON        MATURITY     MOODY'S    S&P             VALUE
------------------------------------------------------------------------------------------------------------------------------------

                CORPORATE BONDS - 0.4% (0.2% OF TOTAL INVESTMENTS)


                AUTOMOBILES - 0.4%

        1,700   Ford Motor Company, Debenture                           7.400%        11/01/46        Baa3    BB+      $  1,328,511
------------------------------------------------------------------------------------------------------------------------------------
                Total Corporate Bonds (cost $1,458,959)                                                                   1,328,511
                --------------------------------------------------------------------------------------------------------------------

                REPURCHASE AGREEMENTS - 1.3% (0.9% OF TOTAL INVESTMENTS)

                State Street Bank, 2.600%, dated 6/30/05, due 7/01/05, repurchase price $4,423,827,
  $     4,424     collateralized by $3,125,000 U.S. Treasury Bonds, 8.125%, due 8/15/19, value $4,514,122                 4,423,508
 ============    -------------------------------------------------------------------------------------------------------------------
                Total Repurchase Agreements (cost $4,423,508)                                                             4,423,508
                --------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $498,679,005) - 146.1%                                                          512,636,657
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.2%                                                                      4,250,120
                --------------------------------------------------------------------------------------------------------------------
                FundPreferred Shares, at Liquidation Value - (47.3)%                                                   (166,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $350,886,777
                ====================================================================================================================

                INTEREST RATE SWAP CONTRACTS OUTSTANDING AT JUNE 30, 2005:

                                                                                                                         UNREALIZED
                                                          NOTIONAL                                    TERMINATION      APPRECIATION
                COUNTERPARTY                                AMOUNT     FIXED RATE   FLOATING RATE**          DATE     (DEPRECIATION)
                --------------------------------------------------------------------------------------------------------------------
                Citibank, N.A.                        $42,000,000          2.4125%           3.1500%     03/06/06        $  397,510
                Citibank, N.A.                         42,000,000          3.2550            3.1500      03/06/08           750,390
                Citibank, N.A.                         42,000,000          3.8150            3.1500      03/06/10           396,939
                -------------------------------------------------------------------------------------------------------------------
                                                                                                                         $1,544,839
                ====================================================================================================================

                     (1) All percentages shown in the Portfolio of Investments
                         are based on net assets applicable to Common shares unless otherwise noted.

                       * Ratings: Below Baa by Moody's Investor Service, Inc. or
                         BBB by Standard & Poor's Group are considered to be below investment grade.

                      ** Based on LIBOR (London Interbank Offered Rate)

                    144A 144A securities are those which are exempt from
                         registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

                 (CORTS) Corporate Backed Trust Securities.

                 (PCARS) Public Credit and Repackaged Securities.

                 (PPLUS) PreferredPlus Trust.

               (SATURNS) Structured Asset Trust Unit Repackaging.

                     N/R Security is not rated.

                                 See accompanying notes to financial statements.

                        Statement of
                            ASSETS AND LIABILITIES June 30, 2005 (Unaudited)
                                                                                          QUALITY          QUALITY          QUALITY
                                                                                        PREFERRED        PREFERRED        PREFERRED
                                                                                           INCOME         INCOME 2         INCOME 3
                                                                                            (JTP)            (JPS)            (JHP)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value (cost $1,316,389,713, $2,497,227,889
   and $498,679,005, respectively)                                                $1,377,825,446    $2,628,511,686     $512,636,657
Cash                                                                                     190,291           239,840           74,951
Interest rate swaps, at value                                                                 --         4,087,303        1,544,839
Receivables:
   Dividends                                                                           2,020,152         2,704,839          544,377
   Interest                                                                            7,125,453        11,394,880        2,258,117
   Investments sold                                                                    1,350,178         2,569,133          278,426
   Reclaims                                                                                   --            40,864            7,211
Other assets                                                                              62,049           121,697           22,783
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                                 1,388,573,569     2,649,670,242      517,367,361
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Interest rate swaps, at value                                                          1,227,305                --               --
Payable for investments purchased                                                         36,449         3,176,626           55,030
Accrued expenses:
   Management fees                                                                       622,447         1,122,881          241,676
   Other                                                                                 298,066           521,830          111,365
FundPreferred share dividends payable                                                    131,871           260,809           72,513
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                2,316,138         5,082,146          480,584
------------------------------------------------------------------------------------------------------------------------------------
FundPreferred shares, at liquidation value                                           440,000,000       800,000,000      166,000,000
====================================================================================================================================
Net assets applicable to Common shares                                            $  946,257,431    $1,844,588,096     $350,886,777
====================================================================================================================================
Common shares outstanding                                                             64,462,104       119,541,842       23,642,721
====================================================================================================================================
Net asset value per Common share outstanding (net assets applicable to
   Common shares, divided by Common shares outstanding)                           $        14.68    $        15.43     $      14.84
====================================================================================================================================



NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                                           $      644,621    $    1,195,418     $    236,427
Paid-in surplus                                                                      911,539,984     1,693,035,834      334,356,632
Undistributed net investment income                                                    6,077,844         7,054,735        2,148,767
Accumulated net realized gain (loss) from investments, futures
   and interest rate swaps                                                           (32,213,446)        7,931,009       (1,357,540)
Net unrealized appreciation (depreciation) of investments and interest rate swaps     60,208,428       135,371,100       15,502,491
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                            $  946,257,431    $1,844,588,096     $350,886,777
====================================================================================================================================
Authorized shares:
   Common                                                                              Unlimited         Unlimited        Unlimited
   FundPreferred shares                                                                Unlimited         Unlimited        Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                              OPERATIONS Six Months Ended June 30, 2005 (Unaudited)
                                                                                          QUALITY          QUALITY          QUALITY
                                                                                        PREFERRED        PREFERRED        PREFERRED
                                                                                           INCOME         INCOME 2         INCOME 3
                                                                                            (JTP)            (JPS)            (JHP)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends (net of foreign tax withheld of $8,366,
    $11,731 and $4,093, respectively)                                                $ 25,701,862      $ 50,364,545     $10,256,271
Interest                                                                               22,317,315        40,108,529       7,189,966
Total investment income                                                                48,019,177        90,473,074      17,446,237
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                         5,974,494        11,008,703       2,289,677
FundPreferred shares - auction fees                                                       545,480           991,780         205,795
FundPreferred shares - dividend disbursing agent fees                                      12,495            20,569           6,212
Shareholders' servicing agent fees and expenses                                             5,811             6,004           1,455
Custodian's fees and expenses                                                             159,635           288,190          65,349
Trustees' fees and expenses                                                                14,087            23,954           4,901
Professional fees                                                                          38,445            55,248          15,333
Shareholders' reports - printing and mailing expenses                                     133,282           264,358          48,133
Stock exchange listing fees                                                                12,431            22,929           5,189
Investor relations expense                                                                 94,510           128,478          33,325
Other expenses                                                                             20,938            38,289          14,536
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense reimbursement                    7,011,608        12,848,502       2,689,905
   Custodian fee credit                                                                      (433)             (313)           (132)
   Expense reimbursement                                                               (2,201,043)       (4,199,793)       (822,624)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                            4,810,132         8,648,396       1,867,149
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  43,209,045        81,824,678      15,579,088
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) Net realized gain (loss) from:
   Investments                                                                          4,890,576        20,637,419       2,083,539
   Futures                                                                                     --           626,810              --
   Interest rate swaps                                                                 (1,670,662)       (1,927,391)       (312,918)
Change in net unrealized appreciation (depreciation) of:
   Investments                                                                        (20,736,577)      (49,899,713)     (8,764,215)
   Futures                                                                                     --           313,500              --
   Interest rate swaps                                                                  2,246,485         2,985,352         519,599
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                                               (15,270,178)      (27,264,023)     (6,473,995)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO FUNDPREFERRED SHAREHOLDERS
From net investment income                                                             (5,973,035)      (10,889,411)     (2,312,864)
From accumulated net realized gains from investments                                           --                --              --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares from
   distributions to FundPreferred shareholders                                         (5,973,035)      (10,889,411)     (2,312,864)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares from operations                $ 21,965,832    $  43,671,244    $  6,792,229
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                              CHANGES IN NET ASSETS (Unaudited)
                                            QUALITY PREFERRED INCOME (JTP)                   QUALITY PREFERRED INCOME 2 (JPS)
                                 -----------------------------------------------    ------------------------------------------------
                                   SIX MONTHS      FIVE MONTHS                         SIX MONTHS       FIVE MONTHS
                                        ENDED            ENDED        YEAR ENDED            ENDED             ENDED      YEAR ENDED
                                      6/30/05         12/31/04           7/31/04          6/30/05          12/31/04         7/31/04
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income            $ 43,209,045     $ 38,406,778      $ 88,172,724    $  81,824,678    $   71,895,333  $  169,356,410
Net realized gain (loss) from:
   Investments                      4,890,576         (789,063)        6,457,519       20,637,419            35,993      24,882,646
   Futures                                 --               --                --          626,810                --              --
   Interest rate swaps             (1,670,662)      (2,754,561)       (8,829,243)      (1,927,391)       (4,109,979)    (12,395,021)
Change in net unrealized
   appreciation (depreciation) of:
   Investments                    (20,736,577)      34,446,726        15,444,743      (49,899,713)       66,169,186      28,917,818
   Futures                                 --               --                --          313,500          (313,500)             --
   Interest rate swaps              2,246,485         (130,099)        3,409,919        2,985,352        (1,229,256)      2,018,167
Distributions to FundPreferred
   shareholders:
   From net investment income      (5,973,035)      (3,338,840)       (5,266,011)     (10,889,411)       (4,886,184)     (9,136,215)
   From accumulated net
     realized gains
     from investments                      --               --                --               --        (1,197,900)       (408,401)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to Common shares
   from operations                 21,965,832       65,840,941        99,389,651       43,671,244       126,363,693     203,235,404
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income        (37,291,330)     (32,291,619)      (80,656,204)     (71,366,480)      (62,896,099)   (157,519,666)
From accumulated net
   realized gains
   from investments                        --               --                --               --       (22,062,289)     (4,944,168)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders         (37,291,330)     (32,291,619)      (80,656,204)     (71,366,480)      (84,958,388)   (162,463,834)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares        --               --            (2,071)              --                --          (3,114)
   Net proceeds from shares issued to
   shareholders due to
   reinvestment of distributions           --          141,543         1,421,340               --                --         302,695
FundPreferred shares offering costs        --               92            (7,166)              --                92         (2,071)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to Common shares from
   capital share transactions              --          141,635         1,412,103               --                92         297,510
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net
   assets applicable
   to Common shares               (15,325,498)      33,690,957        20,145,550      (27,695,236)       41,405,397      41,069,080
Net assets applicable
   to Common shares
   at the beginning of period     961,582,929      927,891,972       907,746,422    1,872,283,332     1,830,877,935   1,789,808,855
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable
   to Common shares
   at the end of period          $946,257,431     $961,582,929      $927,891,972   $1,844,588,096    $1,872,283,332  $1,830,877,935
====================================================================================================================================
Undistributed net investment
   income at the end of period   $  6,077,844     $  6,133,164      $  3,356,845   $    7,054,735    $    7,485,948  $    3,372,898
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                            CHANGES IN NET ASSETS (Unaudited) (continued)
                                                                                             QUALITY PREFERRED INCOME 3 (JHP)
                                                                                     -----------------------------------------------
                                                                                        SIX MONTHS      FIVE MONTHS
                                                                                             ENDED            ENDED      YEAR ENDED
                                                                                           6/30/05         12/31/04         7/31/04
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                                 $ 15,579,088     $ 14,203,151    $ 32,619,507
Net realized gain (loss) from:
   Investments                                                                           2,083,539         (292,843)      1,610,865
   Futures                                                                                      --               --              --
   Interest rate swaps                                                                    (312,918)        (785,894)     (2,431,397)
Change in net unrealized appreciation (depreciation) of:
   Investments                                                                          (8,764,215)      12,474,854      10,205,143
   Futures                                                                                      --               --              --
   Interest rate swaps                                                                     519,599         (494,654)        (63,791)
Distributions to FundPreferred shareholders:
   From net investment income                                                           (2,312,864)      (1,232,711)     (1,783,707)
   From accumulated net realized gains
     from investments                                                                           --          (79,282)       (225,856)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to
   Common shares from operations                                                         6,792,229       23,792,621      39,930,764
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
 From net investment income                                                            (14,102,883)     (12,158,797)    (29,147,305)
From accumulated net realized gains
   from investments                                                                             --       (1,336,468)     (2,968,711)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders                                                              (14,102,883)     (13,495,265)    (32,116,016)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares                                                            --                --         101,605
   Net proceeds from shares issued to
   shareholders due to
   reinvestment of distributions                                                               --                --         489,296
FundPreferred shares offering costs                                                            --                --          (4,237)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to Common shares from
   capital share transactions                                                                  --                --         586,664
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares                                                                    (7,310,654)       10,297,356       8,401,412
Net assets applicable to Common shares
   at the beginning of period                                                         358,197,431       347,900,075     339,498,663
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares
   at the end of period                                                              $350,886,777      $358,197,431    $347,900,075
====================================================================================================================================
Undistributed net investment income
   at the end of period                                                              $  2,148,767      $  2,985,426    $  2,173,783
====================================================================================================================================

                                 See accompanying notes to financial statements.

Notes to
      FINANCIAL STATEMENTS (Unaudited)



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES
The funds (the "Funds") covered in this report and their corresponding Common share New York Stock Exchange symbols are Nuveen Quality Preferred Income Fund
(JTP), Nuveen Quality Preferred Income Fund 2 (JPS) and Nuveen Quality Preferred Income Fund 3 (JHP). The Funds are registered under the Investment Company Act of 1940, as amended, as non-diversified, closed-end management investment companies.

Each Fund seeks to provide high current income consistent with capital preservation by investing primarily in a portfolio of preferred securities, debt securities including convertible debt securities and convertible preferred securities.

Effective January 1, 2005, Nuveen Institutional Advisory Corp. ("NIAC"), the Funds' previous Adviser, and its affiliate, Nuveen Advisory Corp. ("NAC"), were merged into Nuveen Asset Management ("NAM"), each wholly owned subsidiaries of Nuveen Investments, Inc. ("Nuveen"). As a result of the merger, NAM is now the Adviser to all funds previously advised by either NIAC or NAC.

The Board of Trustees of the Funds approved a change in the Funds' fiscal year end from July 31 to December 31 upon completion of the Funds' July 31, 2004 fiscal year.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles.

Securities Valuation
Exchange-listed securities and instruments are generally valued at the last sales price on the exchange on which such securities or instruments are primarily traded. Securities or instruments traded on an exchange for which there are no transactions on a given day or securities or instruments not listed on an exchange are valued at the mean of the closing bid and asked prices. Futures contracts are valued using the closing settlement price or, in the absence of such a price, at the mean of the bid and asked prices. Securities traded on Nasdaq are valued at the Nasdaq Official Closing Price. The prices of fixed-income securities are generally provided by an independent pricing service approved by the Funds' Board of Trustees and based on the mean between the bid and asked prices. When price quotes are not readily available, the pricing service or, in the absence of a pricing service for a particular security or instrument, the Board of Trustees of the Funds, or its designee, may establish fair market value using a wide variety of market data including yields or prices of securities of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant by the pricing service or the Board of Trustee's designee. Short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Securities purchased on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At June 30, 2005, there were no such outstanding purchase commitments in any of the Funds.

Investment Income
Dividend income is recorded on the ex-dividend date or, for foreign securities, when information is available. Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

Dividends and Distributions to Common Shareholders
Distributions to Common shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Dividends to Common shareholders are declared monthly. With respect to the REIT securities held in the Funds' Portfolio of Investments, distributions received by the Funds are generally comprised of investment income, long-term and short-term capital gains, and a return of REIT capital. The actual character of amounts received during the period is not known until after the fiscal year-end. For the twelve months ended December 31, 2004, the character of distributions to the Funds from the REITs was as follows:

                                                QUALITY      QUALITY     QUALITY
                                              PREFERRED    PREFERRED   PREFERRED
                                                 INCOME     INCOME 2    INCOME 3
2004                                              (JTP)        (JPS)       (JHP)
--------------------------------------------------------------------------------
Ordinary income*                                 91.42%       91.38%      84.61%
Long-term and short-term capital gains            8.37         7.83       14.31
Return of REIT capital                             .21          .79        1.08
================================================================================

* Ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

For the six months ended June 30, 2005, each Fund applied the actual percentages for the twelve months ended December 31, 2004, described above, to its receipts from the REITs and treated as income in the Statement of Operations only the amount of ordinary income so calculated. Each Fund adjusts that estimated breakdown of income type (and consequently its net investment income) as necessary early in the following calendar year when the REITs inform their shareholders of the actual breakdown of income type. For the fiscal period ended December 31, 2004, each Fund applied the actual character of distributions reported by the REITs in which the Fund invests to its receipts from the REITS. If a REIT held in the portfolio of investments did not report the actual character of its distributions during the period, the Fund treated the distributions as ordinary income.

For fiscal year ended July 31, 2004, each Fund applied a percentage estimate for the breakdown of income type, to its receipts from the REITs and treated as income in the Statement of Operations only the amount of ordinary income so calculated. Each Fund adjusted that estimated breakdown of income type (and consequently its net investment income) as necessary in the following calendar year when the REITs informed their shareholders of the actual breakdown of income type.

With respect to the portion of each Fund's monthly distribution to its shareholders derived from the Fund's investments in REIT securities for the six months ended June 30, 2005, each Fund treated that portion of its distributions as being entirely from net investment income. The Funds will recharacterize those distributions as being from ordinary income, long-term and short-term capital gains, and return of capital, if necessary, at the beginning of the subsequent year, based upon the income type breakdown information conveyed at that time by the REITs whose securities are held in each Fund's portfolio. For the fiscal period ended December 31, 2004, each Fund applied the actual character of distributions reported by the REITs in which the Fund invests to the distributions paid to each Funds shareholders.

With respect to the portion of each Fund's monthly distribution to its shareholders derived from the Fund's investments in REIT securities for the fiscal year ended July 31, 2004, each Fund treated that portion of its distribution as being entirely from net investment income. The Funds recharacterized those distributions as being from ordinary income, long-term and short-term capital gains, and return of capital, if necessary, in the subsequent calendar year, based upon the income type breakdown information conveyed at that time by the REITs whose securities are held in each Fund's portfolio.

FundPreferred Shares
The Funds have issued and outstanding FundPreferred shares, $25,000 stated value per share, as a means of effecting financial leverage. Each Fund's FundPreferred shares are issued in more than one Series. The dividend rate on each Series is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable at the end of each rate period. The number of shares outstanding, by Series and in total, for each Fund is as follows:

                                                QUALITY      QUALITY     QUALITY
                                              PREFERRED    PREFERRED   PREFERRED
                                                 INCOME     INCOME 2    INCOME 3
2004                                              (JTP)        (JPS)       (JHP)
--------------------------------------------------------------------------------
Number of shares:
   Series M                                       3,520        4,800       3,320
   Series T                                       3,520        4,800          --
   Series T2                                         --        4,000          --
   Series W                                       3,520        4,800          --
   Series TH                                      3,520        4,800       3,320
   Series TH2                                        --        4,000          --
   Series F                                       3,520        4,800          --
--------------------------------------------------------------------------------
Total                                            17,600       32,000       6,640
================================================================================

Interest Rate Swap Transactions
The Funds may invest in certain derivative financial instruments. The Funds' use of interest rate swap transactions is intended to mitigate the negative impact that an increase in short-term interest rates could have on Common share net earnings as a result of leverage. Interest rate swap transactions involve each Fund's agreement with the counterparty to pay a fixed rate payment in exchange for the counterparty paying the Fund a variable rate payment that is intended to approximate each Fund's variable rate payment obligation on FundPreferred shares or any variable rate borrowing. The payment obligation is based on the notional amount of the interest rate swap contract. Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the net amount of interest payments that each Fund is to receive. Interest rate swap positions are valued daily. Although there are economic advantages of entering into interest rate swap transactions, there are also additional risks. The Funds help manage the credit risks associated with interest rate swap transactions by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser continually monitor the financial stability of the swap counterparties.

Due to recent clarification provided by the SEC to regulated investment companies, effective with the July 31, 2004, reporting period, the Funds changed the way they present net interest expense on interest rate swap transactions in the financial statements. Net interest expense amounts paid during the year are included in "Net realized gain (loss) from interest rate swap transactions". Net interest expense amounts accrued, but not yet paid, at the end of the fiscal year, are included in "Change in net unrealized appreciation (depreciation) of interest rate swap transactions". Previously, net interest expense was presented in "Expenses" and reported as "Net interest expense on interest rate swap transactions". This reclassification does not alter the tax treatment of interest rate payments on swap transactions which is to include such payments as an operating expense for tax purposes.

For the fiscal year ended July 31, 2004, this reclassification, for financial reporting purposes only, resulted in increases to net investment income, decreases to net realized gain (loss) from interest rate swap transactions and decreases to change in net unrealized appreciation (depreciation) of interest rate swap transactions as follows:

                                                                      QUALITY          QUALITY        QUALITY
                                                                    PREFERRED        PREFERRED      PREFERRED
                                                                       INCOME         INCOME 2       INCOME 3
                                                                        (JTP)            (JPS)          (JHP)
-------------------------------------------------------------------------------------------------------------
Net investment income                                             $ 8,892,767     $ 13,237,853    $ 2,595,268
Net realized gain (loss) from interest rate swap transactions      (8,829,243)     (12,395,021)    (2,431,397)
Change in net unrealized appreciation (depreciation) of
   interest rate swap transactions                                    (63,524)        (842,832)      (163,871)
=============================================================================================================

Futures Contracts
Each Fund may use futures contracts to hedge against changes in the values of securities the Fund owns. Each Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract, the Fund deposits and maintains as collateral an initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses on futures contracts. Risk may arise from the potential inability of the counterparty to meet the terms of the contract. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time is was closed.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Funds' policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications
Under the Funds' organizational documents, their Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES
Transactions in Common shares were as follows:

                                          QUALITY PREFERRED                             QUALITY PREFERRED
                                              INCOME (JTP)                                INCOME 2 (JPS)
                                 -------------------------------------       --------------------------------------
                                 SIX MONTHS   FIVE MONTHS         YEAR       SIX MONTHS   FIVE MONTHS          YEAR
                                      ENDED         ENDED        ENDED            ENDED         ENDED         ENDED
                                    6/30/05      12/31/04      7/31/04          6/30/05      12/31/04       7/31/04
-------------------------------------------------------------------------------------------------------------------
Common shares issued to
   shareholders due to
   reinvestment of distributions         --         9,641       95,759               --            --        18,570
===================================================================================================================
                                                                                       QUALITY PREFERRED
                                                                                         INCOME 3 (JHP)
                                                                             --------------------------------------
                                                                             SIX MONTHS   FIVE MONTHS          YEAR
                                                                                  ENDED         ENDED         ENDED
                                                                                6/30/05      12/31/04       7/31/04
-------------------------------------------------------------------------------------------------------------------
Common shares issued to
   shareholders due to
   reinvestment of distributions                                                     --            --        32,020
===================================================================================================================

3. SECURITIES TRANSACTIONS
Purchases and sales (including maturities but excluding short-term investments) of investment securities during the six months ended June 30, 2005, were as follows:

                                                                      QUALITY         QUALITY        QUALITY
                                                                    PREFERRED       PREFERRED      PREFERRED
                                                                       INCOME        INCOME 2       INCOME 3
                                                                        (JTP)           (JPS)          (JHP)
------------------------------------------------------------------------------------------------------------
Purchases                                                        $166,908,075    $313,811,495    $60,169,230
Sales and maturities                                              173,037,854     360,754,575     63,401,670
============================================================================================================

4. INCOME TAX INFORMATION
The following information is presented on an income tax basis based on the information currently available to the Funds. Differences between amounts for financial statement and federal income tax purposes are primarily due to the recognition of income on certain securities which are treated as debt securities for income tax purposes and equity securities for financial statement purposes, and timing differences in recognizing certain gains and losses on investment transactions.

At June 30, 2005, the cost of investments was as follows:

                                                                      QUALITY         QUALITY        QUALITY
                                                                    PREFERRED       PREFERRED      PREFERRED
                                                                       INCOME        INCOME 2       INCOME 3
                                                                        (JTP)           (JPS)          (JHP)
------------------------------------------------------------------------------------------------------------
Cost of investments                                            $1,319,062,587  $2,501,971,122   $499,118,339
============================================================================================================

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2005, were as follows:

                                                                      QUALITY         QUALITY        QUALITY
                                                                    PREFERRED       PREFERRED      PREFERRED
                                                                       INCOME        INCOME 2       INCOME 3
                                                                        (JTP)           (JPS)          (JHP)
------------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                                   $67,622,748    $142,286,492    $17,604,515
   Depreciation                                                    (8,859,889)    (15,745,928)    (4,086,197)
------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                        $58,762,859    $126,540,564    $13,518,318
============================================================================================================

The tax components of undistributed net ordinary income and net realized gains at July 31, 2004, the Funds' last tax year end, were as follows:

                                                                      QUALITY         QUALITY        QUALITY
                                                                    PREFERRED       PREFERRED      PREFERRED
                                                                       INCOME        INCOME 2       INCOME 3
                                                                        (JTP)           (JPS)          (JHP)
------------------------------------------------------------------------------------------------------------
Undistributed net ordinary income *                                $7,699,609     $14,357,609     $2,824,035
Undistributed net long-term capital gains                                  --      20,000,209      1,470,615
============================================================================================================

* Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

The tax character of distributions paid during the tax year ended July 31, 2004, the Funds' last tax year end, was designated for purposes of the dividends paid deduction as follows:

                                                                      QUALITY         QUALITY        QUALITY
                                                                    PREFERRED       PREFERRED      PREFERRED
                                                                       INCOME        INCOME 2       INCOME 3
JULY 31, 2004                                                           (JTP)           (JPS)          (JHP)
------------------------------------------------------------------------------------------------------------
Distributions from net ordinary income *                          $86,134,890    $171,962,461    $34,119,989
Distributions from net long-term capital gains                             --              --             --
============================================================================================================

* Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



At July 31, 2004, the Funds' last tax year end, Quality Preferred Income (JTP) had unused capital loss carryforwards of $25,060,612 available for federal income tax purposes to be applied against future capital gains, if any. If not applied, $693,161 of the carryforwards will expire in the year 2011 and $24,367,451 will expire in 2012.

Calculation of certain of the amounts presented above (namely, undistributed net ordinary income for tax purposes) involves the application of complex aspects of the Internal Revenue Code to certain securities held by the Funds. In calculating the amount of taxable income derived from these securities, management made assumptions as to the correct tax treatment of certain of those securities and made estimates about the tax characteristics of income received from those securities, based on information currently available to the Funds. The use of these assumptions and estimates will not affect the qualification of the Funds as regulated investment companies under Subchapter M of the Internal Revenue Code, nor is it expected that these assumptions and estimates will be used in computing taxable income for purposes of preparing the federal and state income and excise tax returns.

5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Each Fund's management fee is separated into two components - a complex-level component, based on the aggregate amount of all fund assets managed by the Adviser, and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser. As of July 31, 2005, the complex-level fee rate was .1899%.

The annual fund-level fee, payable monthly, for each of the Funds is based upon the average daily Managed Assets of each Fund as follows:

AVERAGE DAILY MANAGED ASSETS                                 FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $500 million                                                .7000%
For the next $500 million                                                 .6750
For the next $500 million                                                 .6500
For the next $500 million                                                 .6250
For Managed Assets over $2 billion                                        .6000
================================================================================

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as follows:

COMPLEX-LEVEL ASSETS(1)                                   COMPLEX-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $55 billion                                                 .2000%
For the next $1 billion                                                   .1800
For the next $1 billion                                                   .1600
For the next $3 billion                                                   .1425
For the next $3 billion                                                   .1325
For the next $3 billion                                                   .1250
For the next $5 billion                                                   .1200
For the next $5 billion                                                   .1175
For the next $15 billion                                                  .1150
For Managed Assets over $91 billion (2)                                   .1400
================================================================================

(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

(2) With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Adviser has entered into Sub-Advisory Agreements with Spectrum Asset Management, Inc. ("Spectrum"), under which Spectrum manages the investment portfolios of the Funds. Spectrum is compensated for its services to the Funds from the management fees paid to the Adviser. Spectrum also receives compensation on certain portfolio transactions for providing brokerage services to the Funds.

The Funds pay no compensation directly to those of its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

For the first eight years of Quality Preferred Income's (JTP) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily Managed Assets, for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                   YEAR ENDING
JUNE 30,                                         JUNE 30,
--------------------------------------------------------------------------------
2002*                     .32%                        2007                  .32%
2003                      .32                         2008                  .24
2004                      .32                         2009                  .16
2005                      .32                         2010                  .08
2006                      .32
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Quality Preferred Income (JTP) for any portion of its fees and expenses beyond June 30, 2010.

For the first eight years of Quality Preferred Income 2's (JPS) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily Managed Assets, for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                     YEAR ENDING
SEPTEMBER 30,                                 SEPTEMBER 30,
--------------------------------------------------------------------------------
2002*                     .32%                          2007                .32%
2003                      .32                           2008                .24
2004                      .32                           2009                .16
2005                      .32                           2010                .08
2006                      .32
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Quality Preferred Income 2 (JPS) for any portion of its fees and expenses beyond September 30, 2010.

For the first eight years of Quality Preferred Income 3's (JHP) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily Managed Assets, for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                    YEAR ENDING
DECEMBER 31,                                  DECEMBER 31,
--------------------------------------------------------------------------------
2002*                     .32%                         2007                 .32%
2003                      .32                          2008                 .24
2004                      .32                          2009                 .16
2005                      .32                          2010                 .08
2006                      .32
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Quality Preferred Income 3 (JHP) for any portion of its fees and expenses beyond December 31, 2010.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



6. ANNOUNCEMENT REGARDING PARENT COMPANY OF ADVISER
In early April, 2005, The St. Paul Travelers Companies, Inc. ("St. Paul Travelers"), which owned 79% of Nuveen, (A) completed a public offering of a substantial portion of its equity stake in Nuveen, (B) sold Nuveen $200 million of its Nuveen shares, (C) entered into an agreement with Nuveen to sell an additional $400 million of its Nuveen shares on a "forward" basis with payment for and settlement of these shares delayed for several months, and (D) entered into agreements with two unaffiliated investment banking firms to sell an amount equal to most or all of its remaining Nuveen shares for current payment but for future settlement. Transactions (C) and (D) above were settled in late July, which effectively reduced St. Paul Travelers' controlling stake in Nuveen and was deemed an "assignment" (as defined in the 1940 Act) of the investment management agreements between the Funds and the Adviser, which resulted in the automatic termination of each agreement under the 1940 Act. In anticipation of such deemed assignment, the Board of Trustees had approved new ongoing investment management agreements for each Fund and the submission of those agreements for approval by each respective Fund's shareholders, which shareholder approval was received prior to the settlement of transactions (C) and (D). The new ongoing management agreements took effect upon such settlement.

7. SUBSEQUENT EVENTS - DISTRIBUTIONS TO COMMON SHAREHOLDERS
The Funds declared Common share dividend distributions from their net investment income which were paid on August 1, 2005, to shareholders of record on July 15, 2005, as follows:


                                                QUALITY      QUALITY     QUALITY
                                              PREFERRED    PREFERRED   PREFERRED
                                                 INCOME     INCOME 2    INCOME 3
                                                  (JTP)        (JPS)       (JHP)
--------------------------------------------------------------------------------
Dividend per share                               $.0935       $.0960      $.0965
================================================================================

Financial
        HIGHLIGHTS (Unaudited)

                        Financial
                               HIGHLIGHTS (Unaudited)

Selected data for a Common share outstanding throughout each period:
                                                        Investment Operations                               Less Distributions
                               ------------------------------------------------------------------   --------------------------------
                                                         Distributions    Distributions
                                                              from Net             from                    Net
                    Beginning                               Investment          Capital             Investment     Capital
                       Common                      Net       Income to         Gains to              Income to    Gains to
                        Share         Net    Realized/   FundPreferred    FundPreferred                 Common      Common
                    Net Asset  Investment   Unrealized          Share-           Share-                 Share-      Share-
                        Value    Income(a)  Gain (Loss)        holders+         holders+    Total      holders     holders    Total
====================================================================================================================================
QUALITY PREFERRED
INCOME (JTP)
------------------------------------------------------------------------------------------------------------------------------------
2005(f)                $14.92       $ .67        $(.24)          $(.09)            $ --     $ .34       $ (.58)       $ --   $ (.58)
8/1/04-12/31/04         14.40         .60          .47            (.05)              --      1.02         (.50)         --     (.50)
Year Ended 7/31:
2004(b)                 14.10        1.37          .26            (.08)              --      1.55        (1.25)         --    (1.25)
2003                    14.12        1.31          .16            (.09)              --      1.38        (1.25)         --    (1.25)
2002(c)                 14.33         .06         (.25)             --               --      (.19)          --          --       --

QUALITY PREFERRED
INCOME 2 (JPS)
------------------------------------------------------------------------------------------------------------------------------------
2005(f)                 15.66         .68         (.22)           (.09)              --       .37         (.60)         --     (.60)
8/1/04-12/31/04         15.32         .60          .50            (.04)            (.01)     1.05         (.53)       (.18)    (.71)
Year Ended 7/31:
2004(b)                 14.97        1.42          .37            (.08)              --      1.71        (1.32)       (.04)   (1.36)
2003(d)                 14.33        1.02          .79            (.07)              --      1.74         (.95)         --     (.95)

QUALITY PREFERRED
INCOME 3 (JHP)
------------------------------------------------------------------------------------------------------------------------------------
2005(f)                 15.15         .66         (.27)           (.10)              --       .29         (.60)         --     (.60)
8/1/04-12/31/04         14.71         .60          .46            (.05)              --      1.01         (.51)       (.06)    (.57)
Year Ended 7/31:
2004(b)                 14.38        1.38          .40            (.08)            (.01)     1.69        (1.24)       (.12)   (1.36)
2003(e)                 14.33         .67          .22            (.04)              --       .85         (.62)         --     (.62)
====================================================================================================================================
                                                                       Total Returns
                                                                   --------------------
                                                                                Based
                           Offering                                                on
                          Costs and         Ending                             Common
                      FundPreferred         Common                  Based       Share
                              Share          Share      Ending         on         Net
                       Underwriting      Net Asset      Market     Market       Asset
                          Discounts          Value       Value      Value**     Value**
=======================================================================================
QUALITY PREFERRED
INCOME (JTP)
---------------------------------------------------------------------------------------
2005(f)                        $ --         $14.68      $14.00       4.23%       2.33%
8/1/04-12/31/04                  --          14.92       14.00       3.79        7.10
Year Ended 7/31:
2004(b)                          --          14.40       13.96       4.20       11.17
2003                           (.15)         14.10       14.59       4.95        9.15
2002(c)                        (.02)         14.12       15.15       1.00       (1.47)

QUALITY PREFERRED
INCOME 2 (JPS)
---------------------------------------------------------------------------------------
2005(f)                          --          15.43       14.45       4.57        2.40
8/1/04-12/31/04                  --          15.66       14.40       3.34        6.94
Year Ended 7/31:
2004(b)                          --          15.32       14.61       8.98       11.60
2003(d)                        (.15)         14.97       14.65       4.02       11.22

QUALITY PREFERRED
INCOME 3 (JHP)
---------------------------------------------------------------------------------------
2005(f)                          --          14.84       14.53       4.80        2.07
8/1/04-12/31/04                  --          15.15       14.44       4.64        6.81
Year Ended 7/31:
2004(b)                          --          14.71       14.34       9.36       11.93
2003(e)                        (.18)         14.38       14.36       (.19)       4.62
=======================================================================================
                                                            Ratios/Supplemental Data
                        ------------------------------------------------------------------------------------------------
                                         Before Credit/Reimbursement        After Credit/Reimbursement***
                                        -----------------------------     --------------------------------
                                                       Ratio of Net                         Ratio of Net
                                          Ratio of       Investment         Ratio of          Investment
                            Ending        Expenses        Income to         Expenses           Income to
                               Net      to Average          Average       to Average             Average
                            Assets      Net Assets       Net Assets       Net Assets          Net Assets
                        Applicable      Applicable       Applicable       Applicable          Applicable      Portfolio
                         to Common       to Common        to Common        to Common           to Common       Turnover
                       Shares (000)         Shares++         Shares++         Shares++            Shares++         Rate
========================================================================================================================
QUALITY PREFERRED
INCOME (JTP)
------------------------------------------------------------------------------------------------------------------------
2005(f)                 $  946,257            1.49%*           8.73%*           1.02%*              9.20%*           12%
8/1/04-12/31/04            961,583            1.49*            9.15*            1.02*               9.62*             8
Year Ended 7/31:
2004(b)                    927,892            1.51             8.87             1.04                9.33             18
2003                       907,746            2.38             8.84             1.91                9.31             45
2002(c)                    880,006             .96*            4.51*             .64*               4.83*             1

QUALITY PREFERRED
INCOME 2 (JPS)
------------------------------------------------------------------------------------------------------------------------
2005(f)                  1,844,588            1.40*            8.48*             .94*               8.94*            12
8/1/04-12/31/04          1,872,283            1.40*            8.69*             .94*               9.14*             6
Year Ended 7/31:
2004(b)                  1,830,878            1.41             8.64              .95                9.10             19
2003(d)                  1,789,809            1.99*            7.59*            1.54*               8.04*            35

QUALITY PREFERRED
INCOME 3 (JHP)
------------------------------------------------------------------------------------------------------------------------
2005(f)                    350,887            1.54*            8.44*            1.07*               8.92*            12
8/1/04-12/31/04            358,197            1.54*            9.03*            1.07*               9.50*             7
Year Ended 7/31:
2004(b)                    347,900            1.55             8.75             1.08                9.22             17
2003(e)                    339,499            1.97*            7.14*            1.53*               7.58*            57
========================================================================================================================
                          FundPreferred Shares at End of Period
                        -----------------------------------------
                          Aggregate     Liquidation
                             Amount      and Market         Asset
                        Outstanding           Value      Coverage
                               (000)      Per Share     Per Share
=================================================================
QUALITY PREFERRED
INCOME (JTP)
-----------------------------------------------------------------
2005(f)                    $440,000         $25,000       $78,765
8/1/04-12/31/04             440,000          25,000        79,635
Year Ended 7/31:
2004(b)                     440,000          25,000        77,721
2003                        440,000          25,000        76,577
2002(c)                          --              --            --

QUALITY PREFERRED
INCOME 2 (JPS)
-----------------------------------------------------------------
2005(f)                     800,000          25,000        82,643
8/1/04-12/31/04             800,000          25,000        83,509
Year Ended 7/31:
2004(b)                     800,000          25,000        82,215
2003(d)                     800,000          25,000        80,932

QUALITY PREFERRED
INCOME 3 (JHP)
-----------------------------------------------------------------
2005(f)                     166,000          25,000        77,844
8/1/04-12/31/04             166,000          25,000        78,945
Year Ended 7/31:
2004(b)                     166,000          25,000        77,395
2003(e)                     166,000          25,000        76,129
=================================================================

*    Annualized.
** Total Investment Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common Share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++   o Ratios do not reflect the effect of dividend payments to FundPreferred shareholders.
     o Income ratios reflect income earned on assets attributable to FundPreferred shares.
     o For the periods presented below each ratio includes the effect of the interest expense paid on interest rate swap transactions as follows:

                                        Ratio of Net Interest Expense to Average
                                        Net Assets Applicable to Common Shares
                                        ----------------------------------------
       QUALITY PREFERRED INCOME (JTP)
       Year Ended 7/31:
       2003                                                                 .80%
       2002(c)                                                               --
       QUALITY PREFERRED INCOME 2 (JPS)
       Year Ended 7/31:
       2003(d)                                                              .58*
       QUALITY PREFERRED INCOME 3 (JHP)
       Year Ended 7/31:
       2003(e)                                                              .51*

(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) As discussed in the accompanying notes to financial statements the Funds changed their method of presentation for net interest expense on interest rate swap transactions. The effect of this reclassification for the fiscal year ended July 31, 2004, was as follows:

                                                QUALITY      QUALITY     QUALITY
                                              PREFERRED    PREFERRED   PREFERRED
                                                 INCOME     INCOME 2    INCOME 3
                                                  (JTP)        (JPS)       (JHP)
                                              ----------------------------------
       Increase of Net Investment Income per
          share with a corresponding
          decrease in Net Realized/Unrealized
          Investment Gain (Loss)                  $.14         $.11        $.11
       Decrease in each of the Ratios of
          Expenses to Average Net Assets
          Applicable to Common Shares with
          a corresponding increase in each of
          the Ratios of Net Investment
          Income to Average Net Assets
          Applicable to Common Shares              .94%         .71%        .73%

(c) For the period June 25, 2002 (commencement of operations) through July 31, 2002.
(d) For the period September 24, 2002 (commencement of operations) through July 31, 2003.
(e) For the period December 18, 2002 (commencement of operations) through July 31, 2003.
(f)  For the six months ended June 30, 2005.

                                 See accompanying notes to financial statements.

                                  48-49 SPREAD

                        ANNUAL INVESTMENT
                        MANAGEMENT AGREEMENT
                        APPROVAL PROCESS



At a meeting held on May 10-12, 2005, the Board of Trustees of the Funds, including the independent Trustees, unanimously approved the Investment Management Agreement between each Fund and NAM and the Sub-Advisory Agreement between NAM and Spectrum for each Fund (NAM and Spectrum are each a "Fund Adviser").

THE APPROVAL PROCESS
To assist the Board in its evaluation of an advisory contract with a Fund Adviser, the independent Trustees received a report in adequate time in advance of their meeting which outlined, among other things, the services provided by the Fund Adviser; the organization of the Fund Adviser, including the responsibilities of various departments and key personnel; the Fund's past performance as well as the Fund's performance compared to funds of similar investment objectives compiled by an independent third party (a "Peer Group") as described below and with recognized and/or customized benchmarks (as appropriate); the profitability of the Fund Adviser and certain industry profitability analyses for advisers to unaffiliated investment companies; the expenses of the Fund Adviser in providing the various services; the advisory fees of the Fund Adviser, including comparisons of such fees with the management fees of comparable funds in its Peer Group as well as comparisons of the Fund Adviser's management fees with the fees the Fund Adviser assesses to other types of investment products or accounts, if any; the soft dollar practices of the Fund Adviser; and the expenses of each Fund, including comparisons of the Fund's expense ratios (after any fee waivers) with the expense ratios of its Peer Group. This information supplements that received by the Board throughout the year regarding Fund performance, expense ratios, portfolio composition, trade execution and sales activity.

In addition to the foregoing materials, independent legal counsel to the independent Trustees provided, in advance of the meeting, a legal memorandum outlining, among other things, the duties of the Trustees under the 1940 Act as well as the general principles of relevant state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; an adviser's fiduciary duty with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards of directors have fulfilled their duties and factors to be considered by the board in voting on advisory agreements.

At the Board meeting, NAM made a presentation to and responded to questions from the Board. In addition, the independent Trustees noted that Spectrum has also previously made written or oral presentations to the Board providing it with the opportunity to explain its investment strategies, discuss market conditions, and highlight any material issues. Many of these presentations were part of site visits by the Board throughout the year. After the presentations and after reviewing the written materials, the independent Trustees met privately with their legal counsel to review the Board's duties in reviewing advisory contracts and consider the renewal of the advisory contract. It is with this background that the Trustees considered each advisory contract (which includes sub-advisory contracts) with a Fund Adviser. The independent Trustees, in consultation with independent counsel, reviewed the factors set out in judicial decisions and SEC directives relating to the renewal of advisory contracts. As outlined in more detail below, the Trustees considered all factors they believed relevant with respect to each Fund, including the following: (a) the nature, extent and quality of the services to be provided by the Fund Adviser; (b) the investment performance of the Fund and the Fund Adviser; (c) the costs of the services to be provided and profits to be realized by the Fund Adviser and its affiliates from the relationship with the Fund; (d) the extent to which economies of scale would be realized as the Fund grows; and (e) whether fee levels reflect these economies of scale for the benefit of Fund investors.

A. NATURE, EXTENT AND QUALITY OF SERVICES
In evaluating the nature, extent and quality of the respective Fund Adviser's services, the Trustees reviewed information concerning the types of services that a Fund Adviser or its affiliates provide and are expected to provide to the Nuveen Funds; narrative and statistical information concerning the Fund's performance record and how such performance compares to the Fund's Peer Group and recognized benchmarks and/or customized benchmarks (as described in further detail in Section B below); information describing the Fund Adviser's organization and its various departments, the experience and responsibilities of key personnel, and available resources. In the discussion of key personnel, the Trustees received materials regarding the changes or additions in personnel of the applicable Fund Adviser. The Trustees further noted the willingness of the personnel of NAM to engage in open, candid discussions with the Board. The Trustees further considered the quality of the Fund Adviser's investment process in making portfolio management decisions, including any refinements or improvements to the portfolio management processes, enhancements to technology and systems that are available to portfolio managers, and any additions of new personnel which may strengthen or expand the research and investment capabilities of the Fund Adviser. In their review of the advisory contracts for the fixed income funds, the Trustees also noted that Nuveen won the Lipper Award for Best Fund Family: Fixed Income-Large Asset Class, for 2004. Given the Trustees' experience with the Funds, other Nuveen funds and the Fund Advisers, the Trustees noted that they were familiar with and continue to have a good understanding of the organization, operations and personnel of the Fund Advisers.

In addition to advisory services, the independent Trustees considered the quality of the administrative or non-advisory services provided. In this regard, NAM provides the Funds with such administrative and other services (exclusive of, and in addition to, any such services provided by others for the Funds) and officers and other personnel as are necessary for the operations of the respective Fund. In addition to investment management services, NAM and its affiliates provide each Fund with a wide range of services, including: preparing shareholder reports; providing daily accounting; providing quarterly financial statements; overseeing and coordinating the activities of other service providers; administering and organizing Board meetings and preparing the Board materials for such meetings; providing legal support (such as helping to prepare registration statements, amendments thereto and proxy statements and responding to regulatory inquiries); and performing other Fund administrative tasks necessary for the operation of the respective Fund (such as tax reporting and fulfilling regulatory filing requirements). In addition, in evaluating the administrative services, the Trustees considered, in particular, a Fund Adviser's policies and procedures for assuring compliance with applicable laws and regulations in light of the new SEC regulations governing compliance. The Trustees noted NAM's focus on compliance and its compliance systems. In their review, the Trustees considered, among other things, the additions of experienced personnel to NAM's compliance group and modifications and other enhancements to NAM's computer systems. In addition to the foregoing, the Trustees also noted that NAM outsources certain services that cannot be replicated without significant costs or at the same level of expertise. Such outsourcing has been a beneficial and efficient use of resources by keeping expenses low while obtaining quality services. Further, as the Funds utilize a sub-adviser, the Trustees considered NAM's ability and procedures to monitor Spectrum's performance, business practices and compliance policies and procedures. In this regard, the Trustees noted the role of NAM's investment oversight committee, including its increased personnel, the responsibilities and experience of the staff, and procedures to monitor sub-advisers, including the use of site visits.

In addition to the above, in reviewing the variety of additional services that NAM or its affiliates must provide to closed-end funds, such as the Funds, the independent Trustees determined that Nuveen's commitment to supporting the secondary market for the common shares of its closed-end funds is particularly noteworthy. In this regard, the Trustees noted Nuveen's efforts to sponsor numerous forums for analysts and specialists regarding the various Nuveen closed-end funds, its creation of a new senior position dedicated to providing secondary market support services and enhancing communications with investors and analysts, and its advertising and media relations efforts designed to raise investor and analyst awareness of the closed-end funds.

In evaluating the services of Spectrum, the independent Trustees noted that the Sub-Advisory Agreements were essentially agreements for portfolio management services only and Spectrum was not expected to supply other significant administrative services to the Funds.

Based on their review, the Trustees found that, overall, the nature, extent and quality of services provided (and expected to be provided) to the Fund under the Investment Management Agreement or Sub-Advisory Agreement, as applicable, were of a high level and were quite satisfactory.

B. THE INVESTMENT PERFORMANCE OF THE FUND AND FUND ADVISERS
As previously noted, the Board received a myriad of performance information regarding each Fund and its Peer Group, if available. Among other things, the Board received materials reflecting a Fund's historic performance, the Fund's performance compared to its Peer Group (as available) and its performance compared to recognized and/or customized benchmarks (as applicable). The Trustees reviewed performance information including, among other things, total return information compared with a Fund's Peer Group as well as recognized and/or customized benchmarks (as appropriate) for the one-, three- and five-year periods (as applicable) ending December 31, 2004. This information supplements the Fund performance information provided to the Board at each of their quarterly meetings. Based on their review, the Trustees determined that the respective Fund's absolute and relative investment performance over time had been satisfactory.

C. FEES, EXPENSES AND PROFITABILITY
   1. FEES AND EXPENSES
   In evaluating the management fees and expenses that a Fund is expected to bear, the Trustees considered the Fund's current management fee structure, the sub-advisory fee arrangements and the Fund's expected expense ratios in absolute terms as well as compared with the fees and expense ratios of the unaffiliated funds in its Peer Group. The Trustees reviewed the financial information of the respective Fund Adviser, including its respective revenues, expenses and profitability. In reviewing fees, the Trustees, among other things, reviewed comparisons of the Fund's gross management fees (fees after fund-level and complex-wide level breakpoints but before reimbursement and fee waivers), net management fees (after breakpoints and reimbursements and fee waivers) and total expense ratios (before and after waivers) with those of the unaffiliated funds in its Peer Group and peer averages. In this regard, the Trustees noted that the relative ranking of the Nuveen funds on fees and expenses was aided by the significant level of fee reductions provided by the fund-level and complex-wide breakpoint schedules, and the fee waivers and reimbursements provided by Nuveen for certain funds launched since 1999. The complex-wide breakpoint schedule was instituted in 2004 and is described in further detail below in Section D entitled "Economies of Scale and Whether Fee Levels Reflect These Economies of Scale." In its review, the Trustees noted that all taxable closed-end exchange-traded Nuveen funds had net expense ratios below or within an acceptable range compared to peers.

   2. COMPARISONS WITH THE FEES OF OTHER CLIENTS
   The Trustees further compared the fees of NAM to the fees NAM or an affiliate thereof assessed for other types of clients (such as separate managed accounts as well as fees charged on funds that are not offered by Nuveen but are sub-advised by one of Nuveen's investment management teams). With respect to separately managed accounts, the advisory fees to such separate managed accounts are generally lower than those charged to the Fund. The Trustees noted, however, the additional services that are provided and the costs incurred by Nuveen in managing and operating registered investment companies, such as the Funds,

                        ANNUAL INVESTMENT MANAGEMENT
                        AGREEMENT APPROVAL PROCESS (continued)



   compared to individually managed separate accounts. For instance, as described above, NAM and its affiliates provide numerous services to the Funds including, but not limited to, preparing shareholder reports; providing daily accounting; preparing quarterly financial statements; overseeing and coordinating the activities of other service providers; administering and organizing Board meetings and preparing the Board materials for such meetings; providing legal support; and administering all other aspects of the Fund's operations. Further, the Trustees noted the increased compliance requirements for funds in light of new SEC regulations and other legislation. These services are generally not required to the same extent, if at all, for separate accounts. In addition to the differences in services, the Trustees also considered, among other things, the differences in product distribution, investor profiles and account sizes. Accordingly, the Trustees believe that the nature and number of services provided to operate a Fund merit the higher fees than those to separate managed accounts.

   In considering the fees of Spectrum, the Trustees also considered the pricing schedule Spectrum charges for similar investment management services for other fund sponsors or clients. Generally, the sub-advisory fees were at the lower end of the Sub-Adviser's fee schedule. In addition, the Trustees noted that such sub-advisory fees and arrangements with the unaffiliated sub-advisers were established through arms-length negotiations between Spectrum and NAM.

3. PROFITABILITY OF ADVISERS
In conjunction with its review of fees, the Trustees also considered the profitability of NAM as well as the profitability of Spectrum. The Trustees reviewed the respective Fund Adviser's revenues, expenses and profitability margins (on both a pre-tax and after-tax basis). In reviewing profitability, the Trustees recognized that one of the most difficult issues in determining profitability is establishing a method of allocating expenses. Accordingly, the Trustees reviewed a Fund Adviser's assumptions and methodology of allocating expenses. In this regard, the methods of allocation used appeared reasonable but the Board noted the inherent limitations in allocating costs among various advisory products. The Trustees also recognized that individual fund or product line profitability of other advisers is generally not publicly available. Further, profitability may be affected by numerous factors including the types of funds managed, expense allocations, business mix, etc. and therefore comparability of profitability is somewhat limited. Nevertheless, to the extent available, the Trustees considered the respective Fund Adviser's profit margin compared to the profitability of various publicly-traded investment management companies and/or investment management companies that publicly disclose some or all of their financial results compiled by three independent third-party service providers. The Trustees also reviewed the revenues, expenses and profit margins of various unaffiliated advisory firms with similar amounts of assets under management for the last year prepared by NAM. Based on their review, the Trustees were satisfied that each Fund Adviser's level of profitability from its relationship with each Fund was reasonable in light of the services provided.

In evaluating the reasonableness of the compensation, the Trustees also considered any other revenues paid to a Fund Adviser as well as any indirect benefits (such as soft dollar arrangements, if any) the Fund Adviser and its affiliates are expected to receive that are directly attributable to their management of the Funds, if any. See Section E below for additional information. Based on their review of the overall fee arrangements of the applicable Fund, the Trustees determined that the advisory fees and expenses of the respective Fund were reasonable.

D. ECONOMIES OF SCALE AND WHETHER FEE LEVELS REFLECT THESE ECONOMIES OF SCALE
In reviewing the compensation, the Trustees have long understood the benefits of economies of scale as the assets of a fund grows and have sought to ensure that shareholders share in these benefits. One method for shareholders to share in economies of scale is to include breakpoints in the advisory fee schedules that reduce fees as fund assets grow. Accordingly, the Trustees received and reviewed the schedules of advisory fees for each Fund, including fund-level breakpoints thereto. In addition, after lengthy negotiations with management, the Board in May, 2004 approved a complex-wide fee arrangement pursuant to which fees of the funds in the Nuveen complex, including the Funds, are reduced as the assets in the fund complex reach certain levels. The complex-wide fee arrangement was introduced on August 1, 2004 and the Trustees reviewed data regarding the reductions of fees for the Funds for the period of August 1, 2004 to December 31, 2004. In evaluating the complex-wide fee arrangement, the Trustees considered, among other things, the historic and expected fee savings to shareholders as assets grow, the amount of fee reductions at various asset levels, and that the arrangement would extend to all Funds in the Nuveen complex. The Trustees also considered the impact, if any, the complex-wide fee arrangement may have on the level of services provided. Based on their review, the Trustees concluded that the breakpoint schedule and complex-wide fee arrangement currently was acceptable and desirable in providing benefits from economies of scale to shareholders.

E. INDIRECT BENEFITS
In evaluating fees, the Trustees also considered any indirect benefits or profits the respective Fund Adviser or its affiliates may receive as a result of its relationship with each Fund. In this regard, the Trustees considered any benefits from soft dollar arrangements. The Trustees noted that although NAM manages a large amount of assets, it has very little, if any, brokerage to allocate. This is due to the fact that NAM typically manages the portfolios of the municipal funds in the Nuveen complex and municipal bonds generally trade on a principal basis. Accordingly, NAM does not currently have any soft dollar arrangements and does not pay excess brokerage commissions (or spreads on principal transactions) in order to receive research services. The Trustees also considered the soft dollar arrangements of the sub-adviser. The Trustees noted that Spectrum also does not use soft dollar arrangements. However, the Trustees received materials and considered any revenues received by Spectrum in executing trades through its internal broker-dealer.

In addition to soft dollar arrangements, the Trustees also considered any other revenues, if any, received by NAM or its affiliates. In this regard, for Nuveen funds with outstanding preferred shares and new closed-end funds, the Trustees also considered revenues received by Nuveen for serving as agent for broker-dealers at its preferred trading desk and for acting as co-manager in the initial public offering of new closed-end exchange-traded funds.

F. OTHER CONSIDERATIONS
Nuveen, until recently, was a majority owned subsidiary of St. Paul Travelers Companies, Inc. ("St. Paul"). As noted, St. Paul earlier this year announced its intention to divest its equity stake in Nuveen. Nuveen is the parent of NAM. Pursuant to a series of transactions, St. Paul had begun to reduce its interest in Nuveen which would ultimately result in a change of control of Nuveen and therefore NAM. As mandated by the 1940 Act, such a change in control would result in an assignment of the Investment Management Agreement with NAM and the automatic termination of such agreement. Accordingly, the Board also considered the approval of a New Investment Management Agreement with each Fund in light of, and which would take effect upon, the anticipated change of control. More specifically, the Board considered for each Fund a New Investment Management Agreement on substantially identical terms to the existing Investment Management Agreement, to take effect after the change of control has occurred and the contract has been approved by Fund shareholders. In its review, the Board considered whether the various transactions necessary to divest St. Paul's interest will have an impact on the various factors they considered in approving NAM, such as the scope and quality of services to be provided following the change of control. In reviewing the St. Paul transactions, the Board considered, among other things, the impact, if any, on the operations and organizational structure of NAM; the possible benefits and costs of the transactions to the respective Fund; the potential implications of any arrangements used by Nuveen to finance certain of the transactions; the ability of NAM to perform its duties after the transactions; whether a Fund's fee structure or expense ratio would change; any changes to the current practices of the respective Fund; any changes to the terms of the advisory agreement; and any anticipated changes to the operations of NAM. Based on its review, the Board determined that St. Paul's divestiture would not affect the nature and quality of services provided by NAM, the terms of the Investment Management Agreement, including the fees thereunder, and would not materially affect the organization or operations of NAM. Accordingly, the Board determined that their analysis of the various factors regarding their approval of NAM would continue to apply after the change of control.

In addition to the foregoing, a change in control of NAM may be deemed an assignment of the Sub-Advisory Agreement between NAM and Spectrum. The Board therefore considered approval of a New Sub-Advisory Agreement with Spectrum in light of the anticipated change of control. More specially, the Board considered approval of each New Sub-Advisory Agreement on substantially identical terms as the respective Original Sub-Advisory Agreement, to take effect after the change of control has occurred and the agreement has been approved by Fund shareholders. In reviewing the impact of the St. Paul divesture on Spectrum, the Board considered the same factors as outlined previously with respect to their review of NAM. As with NAM, the Board concluded that the St. Paul divestiture would not affect the nature and quality of services provided by Spectrum, the terms of the Sub-Advisory Agreement, including the fees paid thereunder, and would not materially affect the organization or operations of Spectrum. Accordingly, the Board determined that their analysis of the various factors regarding their review and approval of Spectrum, as sub-adviser, would continue to apply following the change in control.

G. APPROVAL
The Trustees did not identify any single factor discussed previously as all-important or controlling. The Trustees, including a majority of independent Trustees, concluded that the terms of the Investment Management and Sub-Advisory Agreements were fair and reasonable, that the respective Fund Adviser's fees are reasonable in light of the services provided to each Fund, that the renewal of the NAM Investment Management Agreement and each Sub-Advisory Agreement should be approved, and that the new, post-change of control NAM Investment Management Agreement and the Sub-Advisory Agreements be approved and recommended to shareholders.

Reinvest Automatically
       EASILY AND CONVENIENTLY

Sidebar text: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.



NUVEEN CLOSED-END EXCHANGE-TRADED FUNDS
DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of compounding. It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

CALL TODAY TO START REINVESTING DIVIDENDS AND/OR DISTRIBUTIONS

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Other Useful
      INFORMATION

In April, 2005, The St. Paul Travelers Companies, Inc. (`'St. Paul Travelers") sold the majority of its controlling equity interest in Nuveen Investments, Inc. (`'Nuveen") to the general public. Nuveen is the parent of Nuveen Asset Management ("NAM"), which is each Fund's investment manager. This sale was deemed to be an `'assignment" of the investment management agreement between each Fund and NAM and, if applicable, of the sub-advisory agreement between NAM and the Fund's sub-adviser. As required by law, the shareholders of each Fund were asked to approve a new investment management agreement and, if applicable, a new subadvisory agreement that reflected this change in ownership. The shareholders of each Fund voted this approval at a Shareholders' Meeting on July 26, 2005. There were no changes to the investment objectives or management of any Fund as a result of these actions.

QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

The Fund's (i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2005, and (iii) a description of the policies and procedures that the Fund used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section at 450 Fifth Street NW, Washington, D.C. 20549.

UNAUDITED INFORMATION

Nuveen Quality Preferred Income Fund, Nuveen Quality Preferred Income Fund 2 and Nuveen Quality Preferred Income Fund 3 designate up to $86,085,930, $164,333,449 and $32,560,562, respectively, of dividends declared from net investment income as dividends qualifying for the 70% dividends received deduction for corporations and as qualified dividend income for individuals under the Jobs and Growth Tax Relief Reconciliation Act of 2003. The actual amounts will be disclosed and sent with your other tax information in early 2006.

GLOSSARY OF TERMS USED IN THIS REPORT

AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

MARKET YIELD: Market yield is based on the Fund's current annualized monthly distribution divided by the Fund's current market price. The Fund's monthly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and, if at the end of the calendar year the Funds' cumulative net ordinary income and net realized gains are less than the amount of the Fund's distributions, a tax return of capital.

NET ASSET VALUE (NAV): A Fund's common share NAV per share is calculated by subtracting the liabilities of the Fund (including any MuniPreferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.


BOARD OF TRUSTEES
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Eugene S. Sunshine

FUND MANAGER
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071

(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Chicago, IL



The Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the period covered by this report. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Nuveen Investments:
SERVING Investors
          For GENERATIONS


Photo of: 2 women looking at a photo album.


Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

WE OFFER MANY DIFFERENT INVESTING SOLUTIONS FOR OUR CLIENTS' DIFFERENT NEEDS.

Managing more than $120 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in fixed-income investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

FIND OUT HOW WE CAN HELP YOU REACH YOUR FINANCIAL GOALS.

To learn more about the products and services Nuveen Investments offers, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest.

Be sure to obtain a prospectus, where applicable. Investors should consider the investment objective and policies, risk considerations, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. For a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

                                        o Share prices
                                        o Fund details
           Learn more                   o Daily financial news
about Nuveen Funds at                   o Investor education
   WWW.NUVEEN.COM/ETF                   o Interactive planning tools


Logo: NUVEEN Investments


                                                                     ESA-E-0605D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Portfolio of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable at this time.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Quality Preferred Income Fund 2
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: September 7, 2005
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date: September 7, 2005
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date: September 7, 2005
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.